N-2	Oct. 22, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002127590
Amendment Flag	false
Entity Inv Company Type	N-2
Investment Company Act File Number	811-24189
Document Type	N-2
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	1
Entity Registrant Name	Rockefeller Multi Alternatives Portfolio
Entity Address, Address Line One	60 East 42nd Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10165
City Area Code	212
Local Phone Number	994-7400
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class A	Class I
STOCKHOLDER TRANSACTION EXPENSES
Maximum sales load (as a percentage of the offering price)(1)	None	None
Maximum early withdrawal fee	2.00%	2.00
(1)
No upfront sales load will be paid with respect to Class A Shares or Class I Shares. However, if you buy Class A Shares, the Selling Agent may directly charge you transaction or other fees, including upfront placement fees, in such amount as it may determine, provided that the Selling Agent limits such charges to 1.50% of the net asset value for each Class A Share. The Selling Agent will not charge such fees on Class I Shares. Please consult the Selling Agent for additional information.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL EXPENSES (as a percentage of net assets attributable to common shares)(2)
Management Fee	0.50%	0.50%
Acquired Fund Fees and Expenses(3)	2.10%	2.10%
Interest Payments on Borrowed Funds(4)	0.00%	0.00%
Other Expenses(5)	1.29%	1.29%
Distribution and Servicing Fee	0.75%	0.00%
Total Annual Fund Expenses	4.64%	3.89%
Expense Reimbursement(6)	-0.79%	-0.79%
Total Annual Fund Expenses After Expense Reimbursement	3.85%	3.10%
(2)	Assumes the Fund raises $150 million in proceeds in the first 12 months resulting in estimated average net assets of approximately $100 million.
(3)
Refers to the estimated fees and expenses to be incurred by the Fund on behalf of its investments in any Portfolio Fund that is an investment company under Section 3(a) of the 1940 Act, or would be an investment company under that section but for the exception provided by Section 3(c)(1) or 3(c)(7) of the 1940 Act, but excludes any carried interest or similar profit-based allocations that are paid solely on the realization and/or distribution of gains (or on the sum of such gains and unrealized appreciation of assets distributed in kind), as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. Acquired Fund Fees and Expenses can be broken down into three categories: management fees, incentive fees and operating expenses. The Portfolio Funds in which the Fund invests generally charge annual management fees ranging from 0.00% to 2.85% and incentive fees ranging from 0% to 30% of profits per annum. Operating expenses charged by the Portfolio Funds include, but are not limited to: administrative fees, professional fees (i.e., audit and legal fees), dividend expense, stock borrowing costs and other pass-through expenses associated with the trading strategies of the Portfolio Funds. Future Portfolio Funds may have fees and expenses which could be substantially different and could vary over time.

(4)
These expenses represent estimated interest payments the Fund expects to incur in connection with its expected credit facility during the next 12 months of operations. See “
Investment Program—Leverage
.”

(5)
Other Expenses are estimated for the Fund’s current fiscal year and include the expenses associated with the DRIP and other expenses relating to the operation of the Fund, including offering expenses, professional fees, administrative fees, and other general and administrative costs.

(6)
The Adviser has contractually entered into the Expense Reimbursement Agreement with the Fund for the Expense Limitation Period, under which the Adviser has agreed to limit the Fund’s Other Expenses to 0.50% per annum of the net assets of the Fund as of the close of business on the last business day of the applicable month, without taking into account any repurchase of shares to be effected as of the end of such month (i.e., the Expense Limitation Amount). For this purpose, Other Expenses do not include the Management Fee or the Distribution and Servicing Fee payable pursuant to the Fund’s distribution and service plan. Administrative Support Payments received by the Administrative Agent will first be applied to offset Other Expenses for the relevant month (but not below $0), then to offset the Management Fee payable for such month (but not below $0), and any Administrative Support Payments remaining after both such Other Expenses and the Management Fee for such month have been fully offset will be carried forward and applied in subsequent months in the same order. To the extent that Other Expenses with respect to any month, after giving effect to Administrative Support Payments applied to offset Other Expenses, exceed the Expense Limitation Amount, the Adviser will pay, absorb or reimburse such excess. The Expense Reimbursement shown in the table above reflects only the Adviser’s contractual obligation and does not reflect any estimated Administrative Support Payments; to the extent that Administrative Support Payments applied to offset Other Expenses reduce Other Expenses below the Expense Limitation Amount, the Other Expenses actually borne by the Fund may be lower than shown, and to the extent that any remaining Administrative Support Payments are applied to offset the Management Fee, the Management Fee actually borne by the Fund may also be lower than shown. The Adviser will recoup amounts that it has paid, absorbed or reimbursed pursuant to the Expense Reimbursement Agreement for a period of three years from the date on which such amounts were paid, absorbed or reimbursed, provided that such recoupment does not cause the Fund’s Other Expenses (after giving effect to any Administrative Support Payments applied to offset Other Expenses) to exceed the Expense Limitation Amount in effect at the time such amounts were paid, absorbed or reimbursed. The Expense Reimbursement Agreement terminates automatically at the end of the Expense Limitation Period, and there can be no assurance that it will be renewed (and if so, whether it will be renewed on the same terms).

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
EXAMPLE:
The following table example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical $1,000 investment in each class of Shares. In calculating the following expense amounts, the Fund has assumed that: (1) annual operating expenses and offering expenses remain at the levels set forth in the table above, except to reduce annual expenses upon completion of organization and offering expenses, (2) the annual return before fees and expenses is 5.0%, (3) the net return after payment of fees and expenses is distributed to Shareholders and reinvested at net asset value; (4) a Shareholder’s financial intermediary does not directly charge you transaction or other fees; and (5) the Expense Reimbursement has been applied through the first year. You would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return:
Class A

1 year	3 years	5 years	10 years
$ 40	$ 128	$ 216	$ 443
Class I

1 year	3 years	5 years	10 years
$ 33	$ 105	$ 179	$ 375

Purpose of Fee Table , Note [Text Block]
The following table illustrates the fees and expenses that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly.
To invest in Class A Shares of the Fund, a prospective investor must open a brokerage account with the Selling Agent. Any costs associated with opening such an account are not reflected in the following table or the examples below. Prospective investors may pay other fees, such as placement fees and other fees to financial intermediaries, which are not reflected in the tables and examples below. Investors should contact their broker or other financial professional for more information about the costs associated with opening such an account.
The purpose of the table above is to assist investors in understanding the various fees and expenses Shareholders will bear directly or indirectly. For a more complete description of the various fees and expenses of the Fund, see “
Fund Expenses
,” “
Advisory Agreements—Management Fee
” and “
Plan of Distribution
.”

Basis of Transaction Fees, Note [Text Block]	as a percentage of the offering price	[1]
Other Expenses, Note [Text Block]	Other Expenses are estimated for the Fund’s current fiscal year and include the expenses associated with the DRIP and other expenses relating to the operation of the Fund, including offering expenses, professional fees, administrative fees, and other general and administrative costs.
Acquired Fund Fees and Expenses, Note [Text Block]	Refers to the estimated fees and expenses to be incurred by the Fund on behalf of its investments in any Portfolio Fund that is an investment company under Section 3(a) of the 1940 Act, or would be an investment company under that section but for the exception provided by Section 3(c)(1) or 3(c)(7) of the 1940 Act, but excludes any carried interest or similar profit-based allocations that are paid solely on the realization and/or distribution of gains (or on the sum of such gains and unrealized appreciation of assets distributed in kind), as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. Acquired Fund Fees and Expenses can be broken down into three categories: management fees, incentive fees and operating expenses. The Portfolio Funds in which the Fund invests generally charge annual management fees ranging from 0.00% to 2.85% and incentive fees ranging from 0% to 30% of profits per annum. Operating expenses charged by the Portfolio Funds include, but are not limited to: administrative fees, professional fees (i.e., audit and legal fees), dividend expense, stock borrowing costs and other pass-through expenses associated with the trading strategies of the Portfolio Funds. Future Portfolio Funds may have fees and expenses which could be substantially different and could vary over time.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Philosophy
The Fund’s investment objectives are to seek long-term capital appreciation and income generation across market cycles. The Fund’s investment objectives are not fundamental and may be changed by the Board of Trustees without Shareholder approval.
The Fund will invest, directly and indirectly, in a portfolio of Alternative Strategies across a variety of asset classes, strategies, geographies, and vintages. Through these investments, the Fund is designed to provide investors with exposure to Alternative Strategies through a curated portfolio constructed and actively managed by the Sub-Adviser.
Shares generally will be sold in comparatively large minimum denominations to eligible high net worth individual and institutional investors.
Alternative Strategies have the potential to offer attractive opportunities for long-term investors, providing exposure to asset classes, investment strategies and return streams that may not be available in public markets.
The Sub-Adviser approaches Alternative Strategies through an investment framework that emphasizes (1) alignment between macroeconomic conditions and underlying investment strategies, (2) differentiated drivers of return, and (3) disciplined portfolio construction. The Fund implements this approach primarily through investments drawn from strategies available on the Sub-Adviser’s platform but is not limited to such investments and may invest in other opportunities identified by the Sub-Adviser. Portfolio positioning reflects both cyclical developments in the economic environment, including the stage of the economic cycle and prevailing financial conditions, and longer-term structural forces shaping the alternative asset opportunity set.
The Fund intends to invest in: (i) Private Funds; (ii) Registered Funds, as well as BDCs; (iii) primary investments in REITs; (iv) direct investments in the equity and/or debt of operating companies, projects, or properties, typically by co-investing alongside investment managers; and (v) investments in daily liquid money market funds. Together, the Private Funds, Registered Funds, BDCs and REITs are broadly referred to as “Portfolio Funds,” and the investment managers of the Portfolio Funds are referred to as the “Portfolio Fund Managers.” See “—Portfolio Fund Manager Selection” for information regarding the Fund’s universe of investable strategies.
The Fund does not presently intend to invest in affiliated Portfolio Funds. Portfolio Funds may be domiciled in U.S. or non-U.S. jurisdictions and may be held within broader private investment vehicles. While the Fund may invest in foreign Portfolio Funds and Portfolio Funds with exposure to developed and emerging market issuers, the Fund does not intend to invest directly in underlying private companies or loans within developed or emerging markets.
Under normal circumstances, the Fund will invest at least 80% of its net assets (measured at the time of purchase) plus the amount of any borrowings for investment purposes in “Alternative Strategies,” which the Fund defines to include direct and indirect investments of any type in securities, funds, and other assets that are not traded on public exchanges, including (without limitation) private equity, private credit and real assets (including real estate, general infrastructure, energy infrastructure, agriculture and other natural resources such as timberland, mining, and metals), and other privately offered pooled investment vehicles employing hedged, relative value, structured credit and other absolute return and/or income-generating strategies (the “80% investment policy”). The Fund’s 80% investment policy is non-fundamental and can be changed without the vote of a majority of the Fund’s outstanding voting securities as defined in the 1940 Act. The Fund also defines Alternative Strategies to include Portfolio Funds, which may or may not be registered or regulated under the 1940 Act, that invest in private investments and/or deploy Alternative Strategies. The Fund’s investments in derivatives will be counted toward the Fund’s 80% investment policy to the extent that such investments provide exposure to market risk factors associated with Alternative Strategies. Cash and cash equivalents in support of unfunded commitments to Alternative Strategies are counted toward the Fund’s 80% investment policy with respect to investments in Alternative Strategies. The Fund may hold a significant portion of its assets in cash and cash equivalents in support of unfunded commitments.
The Fund defines Alternative Strategies to include (without limitation) investments of any type across these asset classes:

•
Private Equity
: Investments typically made in private companies through privately negotiated transactions, including buyout, venture capital, and growth equity investments, as well as
LP-
and
GP-led
secondary transactions.

•
Private Credit
: Loans and similar investments typically made in private companies that are negotiated directly with the borrower, including first- and second-lien senior secured loans, unitranche debt, unsecured debt, and structurally subordinated debt. The universe also includes asset-backed financing, where collateral may consist of assets such as real estate, aviation, or litigation-related claims.

•
Real Assets
: A broad category of equity investments in private assets such as real estate, infrastructure (including energy), agriculture and other natural resources such as timberland, mining, and metals, typically characterized by income generation, potential for capital appreciation, and a degree of protection against rising inflation.

•
Other Alternative Investments
: Investments in securities, funds, and/or strategies that do not fall neatly within the categories described above but are consistent with the Fund’s investment objectives.

The Fund’s overall asset allocation across private equity, real assets and private credit reflects the
Sub-Adviser’s
assessment of macroeconomic conditions and structural developments shaping the opportunity set across Alternative Strategies.
In addition, the Fund may invest a portion of its assets in temporary investments pending distributions to Shareholders or to pay Fund expenses and may make other investments in addition to those discussed above, subject to its 80% investment policy and applicable law.
Portfolio Fund Manager Selection and
Co-Investment
Opportunities
Portfolio Funds and co-investment opportunities with Portfolio Fund Managers can take many forms, investing across different asset classes, strategies, and investment structures, and Portfolio Fund Managers may pursue either specialized strategies or broader mandates within alternative asset markets. The
Sub-Adviser
believes that effective selection of Portfolio Fund Managers and evaluation of co-investment opportunities require evaluating both the quality of an investment strategy and the role it may play within the Fund’s broader portfolio.
The
Sub-Adviser
conducts Portfolio Fund Manager and co-investment opportunity selection with a view toward identifying strategies whose underlying drivers of return are clearly defined and differentiated, and whose investment approach is consistent with the
Sub-Adviser’s
broader assessment of macroeconomic conditions and structural developments across alternative asset markets. The
Sub-Adviser
also evaluates the economic exposures of a strategy and how those exposures may interact with other investments of the Fund. The
Sub-Adviser
will have exclusive decision-making authority with respect to the Fund’s participation in Portfolio Funds and co-investment opportunities.
Among the key considerations evaluated by the
Sub-Adviser
when selecting or comparing Portfolio Funds and co-investment opportunities are the following:

•	Investment Track Record and Process : The Sub-Adviser evaluates the historical performance of a strategy with particular emphasis on understanding how returns have been generated and whether the underlying investment process demonstrates consistency and repeatability over time. Strategies whose sources of return are driven by a limited number of clearly identifiable factors, and whose outcomes have exhibited relatively low variability across market environments, may provide greater confidence in the durability of the investment approach. Particular attention may also be given to how a strategy has performed during periods of market stress or other left-tail environments.

Where a Portfolio Fund Manager manages a newer vehicle, the
Sub-Adviser
may consider the performance of comparable strategies managed by the same investment team or within a similar investable universe. In certain circumstances, the
Sub-Adviser
may also invest in newly established vehicles launched by experienced Portfolio Fund Managers with demonstrated track records in related strategies, which may allow the Fund to access high-quality Portfolio Fund Managers during earlier stages of a strategy’s development before strategies become capacity constrained.

•
Experience and Stability of the Investment Team
: The experience, cohesion, and depth of the investment team are important factors in assessing a Portfolio Fund Manager’s ability to execute its strategy across different market environments. Teams with a history of working together and with clearly defined decision-making processes may provide greater confidence in the consistency of investment executions. The
Sub-Adviser
may also consider the intellectual culture of the investment team, including the extent to which investment professionals maintain disciplined underwriting standards, apply analytical rigor, and approach investment decisions with constructive skepticism and a willingness to continually question assumptions.

•
Sourcing and Origination Capabilities
: Access to differentiated investment opportunities is often a key driver of outcomes in alternative asset markets. The
Sub-Adviser
evaluates the sourcing capabilities of Portfolio Fund Managers, including their ability to originate transactions, maintain strong industry relationships, and sustain a consistent pipeline of investment opportunities. Particular consideration may also be given to Portfolio Fund Managers with demonstrated access to high-quality or capacity-constrained opportunities that may not be broadly available to investors.

•
Strategy Design and Portfolio Construction Discipline
: The
Sub-Adviser
evaluates how Portfolio Fund Managers construct and manage their portfolios, including their approach to position sizing, risk management, and the identification of underlying drivers of return. Particular consideration is given to how Portfolio Fund Managers analyze and manage the economic exposures embedded within their portfolios and whether those exposures remain intentional as investments are added over time. The
Sub-Adviser
also evaluates how Portfolio Fund Managers maintain portfolio discipline as capital flows into a strategy and whether the resulting portfolio construction supports differentiated sources of return and resilience across changing market environments.

•
Liquidity Management
: Certain Portfolio Funds may offer investors limited periodic liquidity, typically through share repurchase programs conducted on a quarterly basis. To facilitate this capability, such funds may maintain a portion of their assets in more liquid investments, sometimes referred to as a “liquidity sleeve”, which may invest in cash, cash equivalents and other fixed income instruments. The
Sub-Adviser
evaluates how Portfolio Fund Managers approach liquidity management and the potential implications for portfolio construction and investment strategy.

Approaches to Portfolio Construction
In constructing the Fund’s portfolio, the
Sub-Adviser
seeks to combine strategies with complementary sources of return with the objective of building a portfolio that is resilient across a range of market environments. Different alternative asset strategies exhibit distinct economic sensitivities and return profiles and may perform differently across economic and market cycles.
Portfolio positioning reflects the
Sub-Adviser’s
assessment of macroeconomic conditions as well as longer-term structural developments shaping alternative asset markets, balancing cyclical swings and structural convictions. At certain points in the cycle, this may lead the Fund to increase its emphasis on strategies oriented towards income generation and absolute return. At other times, the opportunity set may favor increased exposure to strategies more directly linked to global economic growth. Rather than relying solely on broad diversification, the
Sub-Adviser
evaluates how individual Portfolio Funds interact within the broader portfolio and how their underlying economic exposures may behave under different market conditions. Allocating across multiple Portfolio Funds may also help mitigate the potential liquidity risk associated with any single Portfolio Fund. The
Sub-Adviser
is responsible for allocating and
re-allocating
the Fund’s capital and for constructing and maintaining the Fund’s portfolio. All capital allocation decisions—including subscriptions to, redemptions from, and the selection or removal of Portfolio Funds as well as the selection of co-investment opportunities—are made by the
Sub-Adviser.
Portfolio Fund Managers are selected following a review of the universe of investable strategies across alternative asset markets. In evaluating potential investments, the
Sub-Adviser
considers a range of factors that may include a Portfolio Fund Manager’s track record, the experience and stability of the investment team, the robustness and repeatability of the investment process, business and operational considerations, and the potential role of the strategy within the Fund’s overall portfolio.
Under normal circumstances, the
Sub-Adviser
may limit the universe of investable strategies to those Portfolio Funds whose Portfolio Fund Managers agree to make Administrative Support Payments to the Administrative Agent. See “
Risk Factors
,” “
Advisory Agreements—
Administrati
ve
Support Agreement and
Expense Reimbursement Agreement
,” and “
Conflicts of Interest—Selection of Portfolio Fund Managers
” for more information.

Risk Factors [Table Text Block]
RISK FACTORS
The below discussions of the various risks associated with the Fund and the Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund, as the below discussion does not address unknown risks that may be material to the Fund. Prospective investors should read this entire Confidential Private Placement Memorandum and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Confidential Private Placement Memorandum. The Fund will update this Confidential Private Placement Memorandum to account for any material changes in the risks involved with an investment in the Fund.
An investment in the Fund involves a high degree of risk, including the risk that the entire amount invested may be lost. The Fund generally employs a “fund-of-funds” investment strategy pursuant to which the Sub-Adviser allocates assets for investment in certain Portfolio Funds. However, to the extent that the Fund receives in-kind distributions from Portfolio Funds, the Sub-Adviser may trade those positions, and the Sub-Adviser may also serve as a submanager to Portfolio Funds in which the Fund invests. References herein that relate to the Portfolio Funds and Portfolio Fund Managers shall be deemed to be references to the Fund and the Sub-Adviser, respectively, and any risks borne by the individual Portfolio Funds will also be borne by the Fund. Prospective investors should carefully consider the risks involved in an investment in the Fund, including, without limitation, those discussed below. Prospective investors should consult their own legal, tax and financial advisers as to all of these risks and in determining whether an investment in the Fund is a suitable investment. In addition to the disclosure made in this section “Risk Factors,” an investment in the Fund may be subject to additional material risks that are not disclosed in this section because, among other things, such risks are not reasonably foreseeable or applicable to the Fund as of the date of this Confidential Private Placement Memorandum. Such risks could have a material adverse effect on the performance of the Fund or the Shareholders’ Shares in the future.
General
The value of the Fund’s total net assets may be expected to fluctuate in response to fluctuations in the value of the Portfolio Funds in which the Fund invests. Discussed below are the investments generally made by Portfolio Funds and the principal risks that the Adviser and the Sub-Adviser believe are associated with those investments. These risks will, in turn, have an effect on the Fund. The Fund does not currently intend to make other types of direct investments, except that, in response to adverse market, economic or political conditions, the Fund may invest temporarily in high quality fixed income securities, money market instruments and unaffiliated money market funds or may hold cash or cash equivalents for temporary defensive purposes. In addition, the Fund may also make these types of investments pending the investment of assets in the Portfolio Funds or to maintain the liquidity necessary to effect repurchases of Shares.
General Investment Related Risks
General Economic and Market Conditions. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. A Portfolio Fund’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.
An investment in the Fund involves a high degree of risk, including the risk that the Shareholder’s entire investment may be lost. The Fund’s performance depends upon the Sub-Adviser’s selection of Portfolio Funds, the allocation of offering proceeds thereto and the performance of the Portfolio Funds. The Portfolio Funds’ investment activities involve the risks associated with private equity, private credit and real assets investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies of the Portfolio Funds, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors including environmental negligence which are beyond the control of the Fund or the Portfolio Funds.
Unexpected volatility or lack of liquidity, such as the general market conditions that had prevailed in 2008, could impair the Fund’s profitability or result in it suffering losses.
No Operating History
.
The Fund is a
non-diversified,
closed-end
management investment company with no performance history that a Shareholder can use to evaluate the Fund’s investment performance. The initial operating expenses for a new fund, including start-up
costs, which may be significant, may be higher than the expenses of an established fund. In addition, the Portfolio Funds may, in some cases, be newly organized with limited operating histories upon which to evaluate their performance. Portfolio Funds may also face competition from other investment funds which may be more established, have larger capital bases and have advisers with larger numbers of qualified management, investment and technical personnel.
Past Performance is not Indicative of Future Results
. Investors and prospective investors are cautioned that the past performance of the Fund, the Adviser, the
Sub-Adviser
and the Portfolio Funds is not indicative of the future results of the Fund.
Availability of Investment Opportunities
. The business of identifying and structuring investments of the types contemplated by the Fund is competitive and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Similarly, identification of attractive investment opportunities by Portfolio Funds is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by a Portfolio Fund Manager, a Portfolio Fund may not be permitted to take advantage of the opportunity to the fullest extent desired. Other investment vehicles sponsored, managed or advised by the Adviser, the
Sub-Adviser
or their affiliates may seek investment opportunities similar to those the Fund may be seeking. The Adviser and the
Sub-Adviser
will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles. The Fund’s universe of investable strategies includes exposure to Portfolio Funds on the Rockefeller platform, but the Fund is not limited to such investments and may invest in other opportunities identified by the
Sub-Adviser.
The Fund may limit its investments in Portfolio Funds whose Portfolio Fund Managers have agreed to use their own resources to make Administrative Support Payments to the Administrative Agent in respect of the Fund’s investment in the Portfolio Fund, which could limit the availability of the investable strategies of the Fund, potentially inhibiting the Fund’s ability to pursue its investment strategies in whole or in part. Such limits could cause the Fund to have lower returns than if it had a larger universe of investable strategies.
Leverage Utilized by the Fund
.
The Fund may borrow money in connection with its investment activities—
i.e.
, the Fund may utilize leverage. Specifically, the Fund may borrow money through a credit facility or other arrangements to fund investments in the Portfolio Funds up to the limits of the Asset Coverage Requirement. The Fund may also borrow money through a credit facility or other arrangements to manage timing issues in connection with the acquisition of its investments (
e.g.
, to provide the Fund with temporary liquidity to invest in new Portfolio Funds or to satisfy capital calls from existing Portfolio Funds in advance of the Fund’s receipt of proceeds from existing Portfolio Funds). See “
Investment Program—Leverage
.”
The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in a Portfolio Fund purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Portfolio Funds at inopportune times, which may further depress the returns of the Fund.
The 1940 Act requires a registered investment company to satisfy an Asset Coverage Requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This Asset Coverage Requirement means that the value of the investment company’s total indebtedness at that time may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends generally may not be declared if this Asset Coverage Requirement is breached under certain circumstances.
Sector Concentration
.
A Portfolio Fund may concentrate its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by a Portfolio Fund. In addition, the investments of such Portfolio Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.
Risks Related to the Operations and Structure of the Fund and the Portfolio Funds
Limited Liquidity. Shares are not freely transferable. No Shareholder has the right to require the Fund to repurchase his, her or its Shares. The Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. No assurances can be given that the Fund will offer to repurchase Shares in any given quarter. There is no minimum number of Shares which must be repurchased in any repurchase offer. The Fund has no obligation to repurchase Shares at any time, and any repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion.
In certain circumstances, including, without limitation, where the Fund is unable to liquidate sufficient assets to make payments to a Shareholder in connection with a repurchase request on a timely basis, or where the disposal of part or all of the Fund’s assets to meet such requests would not be reasonable or practicable or would be prejudicial to the Shareholders (e.g., where the Adviser and Sub-Adviser believe that financial information related to a Portfolio Fund may be subject to material adjustment), the Fund may also suspend repurchases, in full or in part, or the payment of repurchase proceeds. Thus, an investment in the Fund is suitable only for sophisticated Shareholders who do not require immediate liquidity for their investment.
In addition, the Fund may have limited rights pursuant to which it may redeem, transfer or otherwise liquidate its investments in Portfolio Funds. For instance, Portfolio Funds generally have scheduled dates for redemptions or withdrawals, lock up periods, advance notice requirements, limitations on amounts that may be redeemed or withdrawn by one or more investors and the authority to suspend redemption or withdrawal privileges under certain circumstances that may make it extremely difficult for the Adviser and Sub-Adviser to liquidate the Fund’s investment in a particular Portfolio Fund as of a desired date. In addition, the Fund may incur charges or fees to redeem or withdraw its investment in a Portfolio Fund that may result in a significant expense to the Fund.
During the financial market crisis of 2008-2009, a number of private investment funds adopted or otherwise implemented liquidity constraints, such as “gates,” “side pockets,” suspension of redemptions/net asset value calculations, redemptions in-kind, special liquidity vehicles, lock-ups, redemption fees and less frequent redemption rights. The Adviser and Sub-Adviser have no control over the liquidity of the Portfolio Funds.

To the extent that a material portion of the Fund’s assets are allocated to Portfolio Funds that limit or suspend redemptions, the Fund will likely be unable to redeem from such Portfolio Funds for an extended period of time notwithstanding a desire to do so. Such inability to redeem from such funds could expose the Fund to losses it may have avoided if it had been able to redeem from such Portfolio Funds.
The complicated and often protracted process of redeeming from Portfolio Funds could hinder the Fund’s ability to meet redemption requests from Shareholders in a timely manner, as well as the Fund’s ability to adjust its Portfolio Fund allocations. It could also cause the Fund to become unbalanced in the event the Fund redeems from its more liquid Portfolio Funds to fund the Fund’s redemptions or expenses.
In certain cases, other investors in the Portfolio Funds may have preferential redemption rights as compared to the Fund, the exercise of which could materially adversely affect the Fund’s investment(s) in such Portfolio Funds.
Classes of Shares are Not Separate Legal Entities
. Although Shareholders of the Fund may hold separate series or classes of shares, the Fund is a single legal entity and creditors of the Fund may enforce claims against all assets of the Fund. Thus, all assets of the Fund may be available to meet all liabilities of the Fund regardless of whether any particular liability is attributable to only one or fewer than all classes or series of shares. As an investor in Portfolio Funds, the Fund will be subject to these same risks with respect to each Portfolio Fund in which the Fund invests.
Operational Risk
. The Fund depends on Portfolio Fund Managers to maintain appropriate procedures to control operational risk. Operational risks include, for example, mistakes made in the confirmation or settlement of transactions, transactions not being properly booked, evaluated or accounted for or other similar disruptions in a Portfolio Fund’s operations that may cause a Portfolio Fund to suffer financial loss, disruption of its businesses, liability to clients or third parties, regulatory intervention or reputational damage. A Portfolio Fund’s business may be highly dependent on its and its service providers’ ability to process, on a daily basis, a large number of transactions across numerous and diverse markets. Consequently, Portfolio Funds may rely heavily on financial, accounting and other data processing systems. Portfolio Funds depend on these systems to operate without material problems, although problems will arise from time to time and may have a material adverse effect on a Portfolio Fund.
Systems Risks
. Portfolio Fund Managers rely on service providers to maintain appropriate systems to facilitate their activities. Portfolio Fund Managers may rely extensively on computer programs and systems to trade, clear and settle securities transactions, to evaluate certain securities based on real-time trading information, to monitor a Portfolio Fund’s portfolio and net capital, and to generate risk management and other reports that may be critical to oversight of a Portfolio Fund’s activities. In addition, certain of the Portfolio Fund Managers’ operations may interface with or depend on systems operated by third parties, including prime brokers, securities exchanges and other types of trading systems, market counterparties, custodians and other service providers. Portfolio Fund Managers may not be in a position to verify the risks or reliability of such third-party systems. Furthermore, these programs or systems may be subject to defects, failures or interruptions, including, without limitation, those caused by computer “worms,” viruses and power failures. Any such defect or failure could have a material adverse effect on a Portfolio Fund. For example, such failures could cause the settlement of trades to fail, lead to inaccurate accounting, recording or processing of trades, and cause inaccurate reports, which may affect a Portfolio Fund Manager’s ability to monitor a Portfolio Fund’s investment portfolios and risks.
Borrowing for Operations
.
The Fund has, and Portfolio Funds may have, the authority to borrow money for cash management purposes (including for purposes of making an investment in anticipation of additional subscriptions or where the Fund has made a redemption request from one or more Portfolio Funds but has not yet received the redemption proceeds) and to meet redemptions or withdrawals that would otherwise result in the premature liquidation of their investments. The use of short-term borrowing creates several additional risks. For example, if a Portfolio Fund is unable to service the debt, a secured lender could liquidate a Portfolio Fund’s position in some or all of the financial instruments that have been pledged as collateral and cause the Portfolio Fund to incur significant losses. The occurrence of defaults may trigger cross-defaults under the Portfolio Fund’s agreements with other brokers, lenders, clearing firms or other counterparties, creating or increasing a material adverse effect on the performance of the Fund. The amount of debt which any Portfolio Fund may have outstanding at any time may be large in relation to its assets. Consequently, operating results will depend on interest rates and other terms on which the Portfolio Funds can borrow. There may be no restriction on the level of debt that the Portfolio Funds may incur for their operations. (See “
Risk Factors—Risks Relat
ed
to
Interests in
the
Portfolio
Fund
s
—Leverage Related to Investments
.”)
Accounting and Determination of Net Asset Value
. Generally, the Fund’s accounting is in accordance with generally accepted accounting principles (“GAAP”). GAAP requirements with respect to certain matters, such as the estimated fair value of certain types of assets and the timing of recognition of income or unrealized gains or losses, may not be reflective of the liquidation value of the Fund’s portfolio if the Fund’s portfolio had to be liquidated rather than managed as an ongoing investment portfolio. Moreover, GAAP valuations may not reflect the value at which an investment can be realized at any particular point in time. Depending on the circumstances, such discrepancies can be viewed as positively or negatively affecting Shareholders and prospective investors. For example, subscribing Shareholders may benefit from purchasing Shares, in effect, at a discount to the potential value they represent if the net asset value of the Fund, determined in accordance with GAAP, is lower than the potential realizable value of the portfolio. Alternatively, shares may be repurchased at a net asset value that does not reflect the potential value of the interest in the Fund. Changes to accounting standards, policies or practices could have similar effects or magnify such effects. The accounting and determination of net asset value per share for each Portfolio Fund will generally be determined in accordance with GAAP or International Financial Reporting Standards, and will be subject to the same types of risks discussed above. (See “
Risk Factors—Risks Related to Interests in Portfolio Funds—Valuation of the Fund
’
s Interests in the Portfolio Funds
”)
No Independent Experts Representing Investors
. The Adviser has consulted with counsel and other experts regarding the formation and operation of the Fund. No counsel has been appointed to represent investors or prospective investors in connection with the organization of the Fund, negotiation of its business terms, the offering of the Shares or in respect of the Fund’s ongoing operations. Prospective investors must recognize that, as they have had no representation in the organization process, the terms of the Fund relating to themselves and the Shares have not been negotiated at arm’s length.
As a public reporting company, the Fund is subject to regulations not applicable to private companies, such as provisions of the Sarbanes-Oxley Act
. Efforts to comply with such regulations will involve significant expenditures, and non-compliance
with such regulations may adversely affect the Fund. As a public reporting company, the Fund is subject to the Sarbanes-Oxley Act, and the related rules and regulations promulgated by the SEC. The Fund’s management is required to report on internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act. The Fund is required to review on an annual basis internal control over financial reporting, and on a quarterly and annual basis to evaluate and disclose changes in internal control over financial reporting. Maintaining an effective system of internal controls may require significant expenditures, which may negatively impact financial performance and ability to make distributions. This process also will result in a diversion of the Fund’s management’s time and attention. We cannot be certain of when the Fund’s evaluation, testing and remediation actions will be completed or the impact of the same on the Fund’s operations. In addition, the Fund may be unable to ensure that the process is effective or that the Fund’s internal controls over financial reporting is or will be effective in a timely manner. In the event that the Fund is unable to maintain an effective system of internal controls and maintain or achieve compliance with the Sarbanes-Oxley Act and related rules, the Fund may be adversely affected.
The Fund’s independent registered public accounting firm will not be required to formally attest to the effectiveness of the Fund’s internal control over financial reporting until there is a public market for the Fund’s Shares, which is not expected to occur.

The Fund, Adviser, and
Sub-Adviser
could be the target of litigation or regulatory investigations
.
The Fund, as well as the Adviser,
Sub-Adviser
and their affiliates participate in a highly regulated industry and are each subject to regulatory examinations in the ordinary course of business. There can be no assurance that the Fund and the Adviser,
Sub-Adviser
and/or any of its affiliates will avoid regulatory
investigation and possible enforcement actions stemming therefrom. The Fund’s Adviser and
Sub-Adviser
are registered investment advisers and, as such, are subject to the provisions of the Investment Advisers Act of 1940, as amended. The Fund, Adviser, and
Sub-Adviser
are each, from time to time, subject to formal and informal examinations, investigations, inquiries, audits and reviews from numerous regulatory authorities both in response to issues and questions raised in such examinations or investigations and in connection with the changing priorities of the applicable regulatory authorities across the market in general.
The Adviser,
Sub-Adviser,
its affiliates and/or any of their respective principals and employees could also be named as defendants in, or otherwise become involved in, litigation. Litigation and regulatory actions can be time-consuming and expensive and can lead to unexpected losses, which expenses and losses are often subject to indemnification by the Fund. Legal proceedings could continue without resolution for long periods of time and their outcomes, which could materially and adversely affect the value of the Fund or the ability of the Fund’s Adviser and
Sub-Adviser
to manage us, are often impossible to anticipate. The Adviser and
Sub-Adviser
would likely be required to expend significant resources responding to any litigation or regulatory action related to it, and these actions could be a distraction to the activities of the investment advisers.
Risks Related to Interests in the Portfolio Funds
General Economic and Market Conditions. The success of the Portfolio Funds’ activities will be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, market disruptions and recessionary concerns. These factors may affect the level and volatility of securities prices and the liquidity of the Portfolio Fund’s investments. Volatility or illiquidity could impair the Portfolio Fund’s profitability or result in losses.
Portfolio Funds may maintain substantial trading positions that can be adversely affected by the level of volatility in the financial markets; the larger the positions, the greater the potential for loss.
Valuation of the Fund’s Interests in the Portfolio Funds. The valuation of the Fund’s investments in Non-Traded Portfolio Funds will be determined based upon valuations provided by the Non-Traded Portfolio Funds. While many Non-Traded Portfolio Fund Managers with which the Sub-Adviser intends to invest provide valuations on a monthly basis, certain Non-Traded Portfolio Fund Managers may only provide valuations on a quarterly basis, whereas the Fund will provide valuations, and will issue Shares, on a monthly basis. Certain Non-Traded Portfolio Funds will invest a large percentage of their assets in securities that will not have a readily ascertainable market price and will be fair valued by the respective Non-Traded Portfolio Fund Manager. In this regard, a Non-Traded Portfolio Fund Manager may face a conflict of interest in valuing the securities held by the relevant Non-Traded Portfolio Fund, as their value may affect the Non-Traded Portfolio Fund’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Non-Traded Portfolio Fund, the accuracy of the valuations provided by the Non-Traded Portfolio Funds, that the Non-Traded Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Non-Traded Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. To the extent that the Fund does not receive timely information from a Non-Traded Portfolio Funds regarding their valuations, the Fund’s ability to accurately calculate its net asset value will likely be impaired. As a result, a Non-Traded Portfolio Fund’s valuation of its securities may fail to match the amount ultimately realized with respect to the disposition of such securities by the Fund.
The Fund and the Adviser may use independent pricing services to assist in calculating the value of the Fund’s securities, including illiquid investments. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. A Portfolio Fund’s information could also be inaccurate due to fraudulent activity, misvaluation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever.
The Fund relies primarily on information provided by Portfolio Fund Managers of Private Funds in valuing the Fund’s investments in such funds. There is a risk that inaccurate valuations provided by Portfolio Fund Managers of Private Funds could adversely affect the value of the Fund’s Shares. In addition, there can be no assurance that a Portfolio Fund Manager of a Private Fund will provide advance notice of any material change in such Private Fund’s investment program or policies; therefore, the Fund may be subject to additional risks, which may not be promptly identified by the Adviser or
Sub-Adviser.
Valuations Subject to Adjustment
.
The Adviser determines the Fund’s
month-end
net asset value based upon the valuations reported by the Portfolio Funds, which, as discussed above, may include quarterly valuations by certain
Non-Traded
Portfolio Funds that may not reflect market or other events occurring subsequent to the quarter-end.
The Adviser will fair value the holdings in such
Non-Traded
Portfolio Funds to reflect such events, consistent with the Fund’s valuation policies; however, there is no guarantee that the Adviser will correctly fair value such investments. Additionally, the valuations reported by such
Non-Traded
Portfolio Funds may be subject to later adjustment or revision. For example, fiscal year-end
net asset value calculations of a
Non-Traded
Portfolio Fund may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of such
Non-Traded
Portfolio Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds received by Shareholders of the Fund who had their Shares repurchased prior to such adjustments. As a result, to the extent that such subsequently adjusted valuations from a
Non-Traded
Portfolio Fund or revisions to the net asset value of a
Non-Traded
Portfolio Fund adversely affect the Fund’s net asset value, the remaining outstanding Shares may be adversely affected by the Fund’s prior repurchases of Shares repurchased at a net asset value higher than the adjusted amount, to the benefit of the Shareholders who had their Shares repurchased. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.
Administrative Support
Payments
. The Administrative Agent intends to enter into
Tri-Party
Administrative Support Agreements with certain Portfolio Fund Managers pursuant to which such Portfolio Fund Managers will use their own resources to make Administrative Support Payments to the Administrative Agent in respect of the Fund’s investment in the Portfolio Funds. Because Portfolio Fund Managers may agree to provide Administrative Support Payments in differing amounts, these arrangements may create a conflict of interest or the appearance of a conflict of interest for the Adviser and the
Sub-Adviser
in selecting or retaining Portfolio Funds, including a potential incentive to favor Portfolio Fund Managers that agree to make, or to make larger, Administrative Support Payments. This potential conflict may be heightened by the Fund’s Expense Reimbursement Agreement because Administrative Support Payments, including any excess Administrative Support Payments carried over from prior periods, are applied to offset Other Expenses and, after Other Expenses for the relevant month have been fully offset, the Management Fee, which may reduce Fund expenses and amounts that otherwise would be subject to reimbursement by the Adviser. Administrative Support Payments are used to offset fees and expenses of the Fund and are not paid to the
Sub-Adviser
as compensation. The
Sub-Adviser’s
selection and retention of Portfolio Funds remains subject to its investment judgment, the Fund’s investment objective and policies, applicable due diligence standards, and oversight by the Adviser and the Board of Trustees.
Indemnification of Portfolio Funds, Portfolio Fund Managers and Others
.
The Fund may agree to indemnify certain of the Portfolio Funds and their respective managers, officers, directors and affiliates from any liability, damage, cost or expense arising out of, among other things, acts or omissions undertaken in connection with the management of the Portfolio Funds. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.
Termination of the Fund’s Interest in a Portfolio Fund
.
A Portfolio Fund may, among other things, terminate the Fund’s interest in that Portfolio Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Portfolio Fund or if the continued participation of the Fund in the Portfolio Fund would have a material adverse effect on the Portfolio Fund or its assets.
Investments in
Non-Voting
Stock; Inability to Vote
.
The Fund intends to hold its interests in Portfolio Funds in nonvoting form or limit its voting rights to a certain percentage. Where only voting securities are available for purchase, the Fund will generally seek to create by contract the same result as owning a non-voting
security by agreeing to relinquish or limit the right to vote in respect of its investment. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Fund contractually forgoes the right to vote Portfolio Fund securities, the Fund will not be able to vote or may be able to vote only to a limited extent on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on a Portfolio Fund could be diminished, which may consequently adversely affect the Fund and its Shareholders.
Independence of Portfolio Funds
.
The Adviser and the
Sub-Adviser
do not currently, and do not expect to, exercise control over any of the Portfolio Funds, their choice of investments and other investment decisions. The
Sub-Adviser
invests the assets of the Fund in part based on written descriptions of the Portfolio Fund’s strategy and written disclosures from the Portfolio Fund which may provide, among other things, investment guidelines and parameters by which the Portfolio Fund is invested.
Limited Operating History of Portfolio Funds
.
Many of the Portfolio Funds may have limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of the
Sub-Adviser
to evaluate past performance or to validate the investment mandates of such Portfolio Funds will be limited.
Diversification Policies; Concentration of Holdings
.
The Fund seeks to diversify its assets through investments with various Portfolio Funds. However, Portfolio Fund Managers may have no formal guidelines for diversification and may pursue limited or concentrated or undiversified investment strategies. As a result, despite its investment in multiple Portfolio Funds, the Fund’s portfolio could become significantly concentrated in a limited number of issues, types of investments, industries, sectors, strategies, countries or geographic regions. Similarly, a Fund investment in a co-investment
opportunity, or
Sub-Adviser
implemented direct trade, generally will not itself be a diversified investment. Any such concentration of risk may increase losses suffered by the Fund. In addition, the Fund’s returns may be adversely affected by the unfavorable performance of a single investment by a Portfolio Fund or the Fund.
Leverage Related to Investments
.
Portfolio Funds may obtain leverage by, among other methods, borrowing, purchasing securities on margin and purchasing or entering into derivative instruments that are inherently leveraged, such as options, futures, forward contracts, repurchase and reverse repurchase agreements and swaps. The amount of leverage used by a Portfolio Fund may, at any time, be substantial in relation to its capital. Although leverage may increase profits, it exposes Portfolio Funds to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of a Portfolio Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that a Portfolio Fund will be able to secure or maintain adequate leverage or financing.
Portfolio Fund leveraging arrangements also add expenses in the form of interest, option premiums and other charges.

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to Portfolio Funds. In such transactions, counterparties and lenders will likely require Portfolio Funds to post collateral to support their respective obligations. Should the securities and other assets pledged as collateral decline in value, or should brokers increase their maintenance margin requirements (
i.e.
, reduce the percentage of a position that can be financed), a Portfolio Fund could be subject to a “margin call,” pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Portfolio Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses. Furthermore, secured counterparties and lenders will generally have the right to sell, pledge, rehypothecate, assign, use or otherwise dispose of collateral posted by Portfolio Funds. This could increase exposure to the risk of a counterparty default since, under such circumstances, a Portfolio Fund may be unable to recover the posted collateral promptly or may be unable to recover all of the posted collateral.
Non-Diversified
Status
.
The Fund is a
“non-diversified”
management investment company for purposes of the 1940 Act, which means that it is not subject to limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s net asset value may therefore be subject to greater volatility than that of an investment company that is subject to such diversification standards. In addition, while the Fund is a
“non-diversified”
management investment company for purposes of the 1940 Act, the Fund intends to elect to be treated, and to qualify annually, as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income from interests in “qualified publicly traded partnerships” (as defined in the Code); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other RICs) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.”
The Fund’s ability to enter into transactions with affiliates is restricted
.
The Fund is prohibited under the 1940 Act from participating in certain transactions with certain of its affiliates without the prior approval of a majority of the independent members of the Fund’s Board of Trustees and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of the Fund’s outstanding voting securities will be the Fund’s affiliate for purposes of the 1940 Act and generally the Fund will be prohibited from buying or selling any securities from or to such affiliate, absent the prior approval of the Board of Trustees. However, the Fund may under certain circumstances purchase any such affiliate’s loans or securities in the secondary market, which could create a conflict for the Adviser between the Fund’s interests and the interests of such affiliate, in that the ability of the Adviser to recommend actions in the Fund’s best interest may be limited. The 1940 Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates, which could include investments in the same Portfolio Fund (whether at the same or closely related times), without prior approval of the Fund’s Board of Trustees and, in some cases, the SEC. If a person acquires more than 25% of the Fund’s voting securities, the Fund will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions (including certain
co-investments)
with such persons, absent the prior approval of the SEC. Similar restrictions limit the Fund’s ability to transact business with the Fund’s officers, Board of Trustees, Adviser or its affiliates. As a result of these restrictions, the Fund may be prohibited from buying or selling any security from or to any fund or any portfolio company of a fund managed by the Adviser, or entering into joint arrangements such as certain co-investments
with these companies or funds without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to the Fund.
Short Selling
. Short selling involves selling securities which may or may not be owned by Portfolio Funds and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short selling allows the investor to profit from a decline in the price of a particular security to the extent that such decline exceeds the transaction costs and the costs of borrowing the securities. A short sale creates the risk of an unlimited loss, as the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that a Portfolio Fund will be able to maintain the ability to borrow securities sold short. In such cases, a Portfolio Fund could be “bought in” (
i.e.
, forced to repurchase securities in the open market in order to return them to the lender). In addition, there can be no assurance that the securities necessary to cover a short position will be available for purchase. In fact, purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. Short strategies can also be implemented synthetically through various instruments and be used with respect to indices or in the over-the-counter
market and with respect to futures and other instruments. In some cases of synthetic short sales, there is no floating supply of an underlying instrument with which to cover or close out a short position and the Portfolio Funds may be entirely dependent on the willingness of over-the-counter
market makers to quote prices at which the synthetic short position may be unwound. There can be no assurance that such market makers will be willing to make such quotes. Short strategies can also be implemented on a leveraged basis. Lastly, even though a Portfolio Fund secures a “good borrow” of the security sold short at the time of execution, the lending institution may recall the lent security at any time, thereby forcing a Portfolio Fund to purchase the security at the then-prevailing market price, which may be higher than the price at which such security was originally sold short by the Portfolio Fund.
During the third and fourth quarters of 2008, a number of jurisdictions, including the United States, England and Australia, imposed bans on short selling the equity securities (and in some cases derivatives linked to such securities) of financial industry firms. Regulators and legislators may, at any time, impose additional restrictions on short selling. If there are any continued or additional regulatory limitations or bans on short selling, certain strategies employed by the Portfolio Fund Managers may become uneconomical or impractical to implement, exposing the Fund to potential material losses.
Hedging Transactions
. Portfolio Funds may utilize a variety of financial instruments, such as options, swaps, caps and floors, as well as futures and forward contracts and similar derivatives for hedging purposes. While Portfolio Funds may enter into hedging transactions to seek to reduce risk, such transactions may not be fully effective in mitigating the risks in all market environments, all types of undesired risk, or unidentified or unanticipated risks, which may result in losses to a Portfolio Fund. Thus, such hedging transactions may result in a poorer overall performance than if a Portfolio Fund had not engaged in such hedging transactions. Furthermore, hedging techniques involve one or more of the following risks: (i) imperfect correlation between the performance and value of the financial instrument and the value of Portfolio Fund securities or other objective of the Portfolio Fund Manager; (ii) possible lack of a secondary market for closing out a position in such financial instrument; (iii) losses resulting from interest rate, spread or other market movements not anticipated by the Portfolio Fund; (iv) the possible obligation to meet additional margin or other payment requirements, all of which could worsen a Portfolio Fund’s position; and (v) default or refusal to perform on the part of the counterparty with which a Portfolio Fund trades. Additionally, to the extent that any hedging strategy involves the use of over-the-counter
(“OTC”) derivatives transactions, such a strategy would be affected by implementation of the various, and continuing promulgation of, regulations under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”). Portfolio Fund Managers may determine not to hedge against, or may not anticipate, certain risks. Portfolio Funds may also be exposed to certain risks that cannot be hedged.
Short-Term Market Considerations
. Portfolio Fund Managers’ trading decisions may be made on the basis of short-term market considerations. Therefore, the portfolio turnover rate of Portfolio Funds could result in significant trading-related expenses which will ultimately be borne by the Fund.

Equity Securities
. Portfolio Funds may invest in equity securities and equity derivatives. The value of these financial instruments generally will vary with the performance of the issuer and movements in the equity markets. As a result, the Fund may suffer losses if Portfolio Funds invest in equity instruments of issuers whose performance diverges from the Portfolio Fund Managers’ expectations or if equity markets generally move in a single direction and a Portfolio Fund has not hedged against such a general move. Portfolio Funds also may be exposed to risks that issuers will not fulfill contractual obligations, such as, in the case of convertible securities or private placements, delivering marketable common stock upon conversions of convertible securities and registering restricted securities for public resale.
Private Equity Investments
.
Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions and that generally involve equity-related finance intended to bring about some kind of change in an operating company (
e.g.
, providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. The investments held by private equity funds involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return. In certain instances, a private company or other issuer may, among other things, terminate a private equity fund’s interest in that company or issuer (causing a forfeiture of all or a portion of such interest) if the private equity fund fails to satisfy any capital call by that company or issuer.
The regulatory environment for Portfolio Funds continues to evolve, and changes in the regulation of Portfolio Funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of Portfolio Funds and their investment advisers in particular, have been, at times, the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Adviser’s and the
Sub-Adviser’s
legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Adviser’s and the
Sub-Adviser’s
businesses. There can be no assurances that the Fund, the Adviser or the
Sub-Adviser
will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.
Investments in Private Companies
. Portfolio Funds may make investments in securities issued by privately held companies. Such investments involve a number of particular risks, including that: (i) private companies may have limited financial resources and limited access to additional financing, which may increase the risk of their defaulting on their obligations, leaving creditors such as the Fund dependent on any guarantees or collateral they may have obtained, (ii) private companies frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns, (iii) there may not be as much information publicly available about these companies as would be available for public companies and such information may not be of the same quality, and (iv) private companies are more likely to depend on the management talents and efforts of a small group of persons; as a result, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on these companies’ ability to meet their obligations.
Investments in Public Companies
. Portfolio Funds may make investments in securities issued by publicly held companies. Such investments may subject the Fund to risks that differ in type or degree from those involved with investments in privately held companies. Such risks include greater volatility in the valuation of such companies, increased obligations to disclose information regarding such companies, limitations on the ability of the Portfolio Fund to dispose of such securities at certain times, increased likelihood of shareholder litigation against such companies’ board members and increased costs associated with each of the aforementioned risks.

Other Investment Companies
.
The Fund may invest in the securities of other registered investment companies and BDCs to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other registered investment companies and BDCs if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other registered investment companies and BDCs, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company or BDC being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one registered investment company or BDC, except as otherwise permitted by applicable regulations. The Fund may seek to rely on a rule under the 1940 Act that allows the Fund’s investments in other registered investment companies or BDCs to exceed these limits, though the Fund’s reliance on this rule is dependent on the Fund’s satisfaction of certain conditions under the rule. The Fund, as a holder of the securities of other investment companies, will bear its pro rata
portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.
Exchange-Traded Funds
.
ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit may sell the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. ETF shares can trade at either a discount or premium to the ETF’s net asset value per share. If an ETF held by the Fund or a Portfolio Fund trades at a discount to net asset value, the Fund or Portfolio Fund could lose money even if the securities in which the ETF invests go up in value. There can be no assurances that an ETF’s investment objectives will be achieved, and ETFs based on an index may not replicate and maintain exactly the composition and relative weightings of securities in the index. ETFs are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the ETF, will bear its pro rata
portion of the ETF’s expenses, including management or other fees. These expenses are in addition to the direct expenses of the Fund’s own operations.
Fixed Income Securities
. Portfolio Funds may invest in bonds or other fixed income securities, including, without limitation, “higher-yielding” (including non-investment
grade) debt securities. Higher-yielding debt securities are generally more volatile than, and may be subordinated to, certain other outstanding securities and obligations of the issuer which may be secured by substantially all of the issuer’s assets. The lower rating of debt obligations in the higher-yielding sector reflects a greater probability that adverse changes in the financial condition of the issuer or in general economic conditions or both may impair the ability of the issuer to make payments of principal and interest on such securities.
Non-investment
grade debt securities may not be protected by financial covenants or limitations on additional indebtedness. In addition, evaluating credit risk for debt securities involves uncertainty and the market for credit spreads is often inefficient and illiquid, making it difficult to accurately calculate discounting spreads for valuing financial instruments. In general, an economic recession could severely disrupt the market for debt securities, have a material adverse effect on the value of such securities and increase the incidence of default for such securities.
Debt Securities Generally
. Debt securities of all types of issuers may have speculative characteristics, regardless of whether they are rated. The issuers of such instruments (including sovereign issuers) may face significant ongoing uncertainties and exposure to adverse conditions that may undermine the issuer’s ability to make timely payment of interest and principal in accordance with the terms of the obligations.
First Lien Senior Secured Loans, Second Lien Senior Secured Loans, Third Lien Senior Secured Loans and Unitranche Debt
.
It is expected that when a Portfolio Fund makes a senior secured term loan investment in an issuer, it will generally take a security interest in substantially all of the available assets of the issuer, including the equity interests of its domestic subsidiaries. However, there is a risk that the collateral securing the loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the issuer to raise additional capital, and, in some circumstances, the Portfolio Fund’s lien could be subordinated to claims of other creditors. In addition, deterioration in an issuer’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Consequently, the fact that a loan is secured does not guarantee that the Portfolio Fund will receive principal and interest payments according to the loan’s terms or at all, or that it will be able to collect on the loan should it be forced to enforce its remedies. Portfolio Funds may invest in second and third lien loans, which are subject to the same investment risks generally applicable to senior loans described above. A Portfolio Fund’s second lien senior secured loans will be subordinated to first lien loans. As such, to the extent a Portfolio Fund holds second lien senior secured loans and junior debt investments, holders of first lien loans may be repaid before the Portfolio Fund in the event of a bankruptcy or other insolvency proceeding. Therefore, second and third lien loans are subject to additional risk that the cash flow of the related obligor and the property securing the second or third lien loan may be insufficient to repay the scheduled payments to the lender after giving effect to any senior secured obligations of the related obligor. This may result in an above average amount of risk and loss of principal. Finally, particularly with respect to a unitranche debt structure, unitranche debt will generally have higher leverage levels than a standard first lien term loan. Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. A Portfolio Fund may participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.
Covenant-Lite Loans
. A significant number of leveraged loans in the market may consist of loans that do not contain financial maintenance covenants (“Covenant-Lite Loans”). Such loans do not require the borrower to maintain debt service or other financial ratios. Ownership of Covenant-Lite Loans may expose a Portfolio Fund to different risks, including with respect to liquidity, price volatility, ability to restructure loans, credit risks and less protective loan documentation than is the case with loans that also contain financial maintenance covenants.
Unsecured Loans
.
Unsecured loans are subject to the same investment risks generally applicable to loans described above but are subject to additional risk that the assets and cash flow of the related obligor may be insufficient to repay the scheduled payments to the lender after giving effect to any secured obligations of the obligor. Unsecured loans will be subject to certain additional risks to the extent that such loans may not be protected and such loans are not secured by collateral, financial covenants or limitations upon additional indebtedness. Unsecured loans are also expected to be a more illiquid investment than senior loans for this reason.
Interest Rate Risk of Fixed-Income Instruments
. Changes in interest rates can affect the value of a Portfolio Fund’s investments in fixed-income instruments. Increases in interest rates may cause the value of a Portfolio Fund’s debt investments to decline. A Portfolio Fund may experience increased interest rate risk to the extent it invests, if at all, in lower-rated instruments, debt instruments with longer maturities, debt instruments paying no interest (such as zero-coupon
debt instruments) or debt instruments paying
non-cash
interest in the form of other debt instruments.
High-Yield Bonds Risk
. Bonds or other fixed-income securities that are “higher-yielding” (including non-investment
grade) debt securities are generally not exchange-traded and, as a result, these securities trade in the over-the-counter
marketplace, which is less transparent and has wider bid/ask spreads than the exchange-traded marketplace. High-yield securities face ongoing uncertainties and exposure to adverse business, financial or economic conditions, which could lead to the issuer’s inability to meet timely interest and principal payments. High-yield securities are generally more volatile and may or may not be subordinated to certain other outstanding securities and obligations of the issuer which may be secured by substantially all of the issuer’s assets. High-yield securities may also not be protected by financial covenants or limitations on additional indebtedness. The market values of certain of these lower-rated and unrated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities. Companies that issue such securities may be highly leveraged and may not have available to them more traditional methods of financing. In addition, Portfolio Funds may invest in bonds of issuers that do not have publicly-traded equity securities, making it more difficult to hedge the risks associated with such investments.
Portfolio Funds may invest in obligations of issuers that are generally trading at significantly higher yields than had been historically typical of the applicable issuer’s obligations. Such investments may include debt obligations that have a heightened probability of being in covenant or payment default in the future or that are currently in default and are generally considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result only in partial recovery of cash payments or an exchange of the defaulted security for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.
Corporate Debt
. Bonds, notes and debentures issued by corporations may pay fixed, variable or floating rates of interest, and may include zero-coupon
obligations. Corporate debt instruments may be subject to credit ratings downgrades. Other instruments may have the lowest quality ratings or may be unrated. In addition, a Portfolio Fund may be paid interest in-kind
in connection with its investments in corporate debt and related financial instruments (
e.g.
, the principal owed to the Portfolio Fund in connection with a debt investment may be increased by the amount of interest due on such debt investment). Such investments may experience greater market value volatility than debt obligations that provide for regular payments of interest in cash and, in the event of a default, the Portfolio Fund may experience substantial losses.
ABS and MBS Generally
. The investment characteristics of asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”) differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time.
ABS and MBS Subordinated Securities
. Investments in subordinated MBS and ABS involve greater credit risk of default than the senior classes of the issue or series. Default risks may be further pronounced in the case of MBS and ABS secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities absorb all losses from default before any other class of securities is at risk, particularly if such securities have been issued with little or no credit enhancement or equity. Such securities, therefore, possess some of the attributes typically associated with equity investments.
Commercial MBS
. Mortgage loans on commercial properties often are structured so that a substantial portion of the loan principal is not amortized over the loan term but is payable at maturity and repayment of the loan principal thus often depends upon the future availability of real estate financing from the existing or an alternative lender and/or upon the current value and salability of the real estate. Therefore, the unavailability of real estate financing may lead to default.
Most commercial mortgage loans underlying MBS are effectively nonrecourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgage loans, payments on the subordinated classes of the related MBS are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes of MBS may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed in lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property. Foreclosure can be costly and delayed by litigation and/or bankruptcy. Factors such as the property’s location, the legal status of title to the property, its physical condition and financial performance, environmental risks, and governmental disclosure requirements with respect to the condition of the property may make a third party unwilling to purchase the property at a foreclosure sale or to pay a price sufficient to satisfy the obligations with respect to the related MBS. Revenues from the assets underlying such MBS may be retained by the borrower and the return on investment may be used to make payments to others, maintain insurance coverage, pay taxes or pay maintenance costs. Such diverted revenue is generally not recoverable without a court appointed receiver to control collateral cash flow.
ABS
. ABS are not secured by an interest in the related collateral. Credit card receivables, for example, are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of ABS backed by automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related ABS. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the ABS may not have a proper security interest in all of the obligations backing such ABS. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The risk of investing in ABS is ultimately dependent upon payment of consumer loans by the debtor.
The collateral supporting ABS is of shorter maturity than certain other types of loans and is less likely to experience substantial prepayments. ABS are often backed by pools of any variety of assets, including, for example, leases, mobile home loans and aircraft leases, which represent the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The value of an ABS is affected by changes in the market’s perception of the asset backing the security and the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.
RMBS
. Holders of RMBS bear various risks, including credit, market, interest rate, structural and legal risks. RMBS represent interests in pools of residential mortgage loans secured by one to four family residential mortgage loans. Such loans may be prepaid at any time. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans may be securitized by government agencies and the securities issued are guaranteed. The rate of defaults and losses on residential mortgage loans will be affected by a number of factors, including general economic conditions and those in the geographic area where the mortgaged property is located, the terms of the mortgage loan, the borrower’s “equity” in the mortgaged property and the financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan may be a lengthy and difficult process, and may involve significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties may be very limited.
Investments in RMBS may experience losses or reduced yield if, for example, (i) the borrower of an underlying residential mortgage loan defaults or is unable to make payments, (ii) the underlying residential mortgage loans are prepaid, (iii) there is a general decline in the housing market, or (iv) violations of particular provisions of certain federal laws by an issuer of RMBS limit the ability of the issuer to collect all or part of the principal of or interest on the related underlying loans.
Structured Notes
. Structured notes, variable rate MBS and ABS each have rates of interest that vary based on a designated floating rate formula or index. The value of these investments is closely tied to the absolute levels of such rates or indices, or the market’s perception of anticipated changes in those rates or indices. The movements in specific indices or interest rates may be difficult or impossible to hedge.
“When-Issued” and Forward Commitment Securities
. The purchase of securities on a “when-issued” basis involves a commitment by a Portfolio Fund to purchase or sell securities at a future date (typically one or two months later). No income accrues on securities that have been purchased on a when-issued basis prior to delivery to the Portfolio Fund. When-issued securities may be sold prior to the settlement date. If a Portfolio Fund disposes of the right to acquire a when-issued security prior to its acquisition, it may incur a gain or loss. In addition, there is a risk that securities purchased on a when-issued basis may not be delivered to the Portfolio Fund. In such cases, such Portfolio Fund, and thus the Fund, may incur a loss.
Distressed Obligations
. Portfolio Funds may invest in obligations of issuers in weak financial condition and that may be experiencing considerable capital needs or negative net worth, poor operating results, or special competitive or product obsolescence problems, including companies involved in bankruptcy or other reorganization and liquidation proceedings. These obligations are likely to be particularly risky investments, although they also may provide the potential for correspondingly high returns. In addition, an inherent risk of investing in distressed entities is the fact that it frequently may be difficult to obtain information as to the true condition of such issuers. Such investments may also be materially adversely affected by laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and the bankruptcy court’s power to disallow, reduce, subordinate, recharacterize debt as equity or disenfranchise particular claims. Such companies’ obligations may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by materially adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry, or specific developments within such companies. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that prospects for a successful reorganization or similar action will become available or the value of the assets collateralizing the Portfolio Funds’ investments will be adequate.
Business Development Companies
.
The Fund may invest in private BDCs and public BDCs. A BDC is a type of closed-end
management investment company regulated under the 1940 Act. BDCs invest in diverse industries such as healthcare, chemical, manufacturing, technology and service companies. At least 70% of a BDC’s investments must be made in private and certain public U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. Unlike corporations, BDCs are not taxed on income at the corporate level, provided the income is distributed to their shareholders and the BDC complies with the applicable requirements of Subchapter M of Subtitle A, Chapter 1 of the Code.
Investments in BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized
private and certain public companies that may not have access to public equity or debt markets for capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, and its portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Small and medium-sized
companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on the value of their stock than is the case with a larger company. To the extent a BDC focuses its investments in a specific sector, the BDC will be susceptible to adverse conditions and economic or regulatory occurrences affecting the specific sector or industry group, which tends to increase volatility and result in higher risk. Investments in BDCs are subject to various risks, including management’s ability to meet the BDC’s investment objective and to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. Private BDCs and public, non-traded
BDCs are illiquid investments, and there is no guarantee the Fund will be able to liquidate or sell its investments in such BDCs.
Certain BDCs may use leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage may increase the yield and total return of a BDC, it also subjects the BDC to increased risks, including magnification of any investment losses and increased volatility. In addition, a BDC’s income may fall if the interest rate on any borrowings of the BDC rises.
Real Estate Investments
.
The Fund may be exposed to real estate risk through its allocation to real estate Portfolio Funds. Real estate Portfolio Funds are subject to risks associated with the ownership of real estate,

including (i) changes in the general economic climate (such as changes in interest rates), (ii) local real estate conditions (such as an oversupply of space or a reduction in demand for space), (iii) the quality and philosophy of management, (iv) competition (such as competition based on rental rates), (v) specific features of properties (such as location), (vi) financial condition of tenants, buyers and sellers of properties, (vii) quality of maintenance, insurance and management services, (viii) changes in operating costs, (ix) government regulations (including those governing usage, improvements, zoning and taxes), (x) the availability of financing and (xi) potential liability under environmental and other laws (such as successor liability if investing in existing entities). Certain of these developments could result from, among other things, changing tastes and preferences (such as for remote work arrangements) as well as cultural, technological, global or local economic and market developments. In addition, changing interest rate environments and associated changes in lending standards and higher refinancing rates may adversely affect real estate markets. The occurrence of any of the foregoing developments would likely increase default risk for the properties and loans underlying these investments as well as impact the value of, and income generated by, these investments. These developments could also result in reduced liquidity for real estate Portfolio Funds and other real estate-related investments. Some real estate Portfolio Funds may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such real estate Portfolio Fund could be unfavorably affected by the poor performance of a single investment or investment type. Real estate Portfolio Funds are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a real estate Portfolio Fund holds, which could reduce the cash flow needed to make distributions to investors of the Portfolio Fund, including the Fund. In addition, real estate Portfolio Funds may also be affected by tax and regulatory requirements impacting the real estate fund’s ability to qualify for preferential tax treatments or exemptions.
REIT Risk
.
The Fund may invest in private REITs and public,
non-traded
REITs. REITs may be affected by changes in the real estate markets generally as well as changes in the values of the properties owned by the REIT or securing the mortgages owned by the REIT. REITs are dependent upon management skill and are not diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for favorable tax treatment under the Code and to maintain an exemption under the 1940 Act. For example, because a REIT may acquire debt securities of issuers primarily engaged in or related to the real estate industry, it also could conceivably own real estate directly as a result of a default on such securities. Any rental income or income from the disposition of such real estate could adversely affect its ability to retain its tax status, which would have adverse tax consequences on its shareholders. Finally, certain REITs may be self-liquidating at the end of a specified term and run the risk of liquidating at an economically inopportune time.
REITs are subject to significant commissions, expenses, and organizational and offering costs that reduce the value of an investor’s (including the Fund’s) investment. REITs are not liquid, and investments in REITs may not be accessible for an extended period of time.
Redemption programs offered by REITs may have significant restrictions, such as caps on the amount of shares that can be redeemed annually, limits on the amounts and sources of funds that may be used to fund redemptions and the ability of the REIT to suspend or terminate the program at its discretion. There is no guarantee of any specific return on the principal amount or the repayment of all or a portion of the principal amount invested in REITs. In addition, there is no guarantee that investors (including the Fund) will receive distributions. Distributions from REITs may be derived from sources other than cash flow from operations, including proceeds of the REIT’s offering, from borrowings or from the sale of assets. Payments of distributions from sources other than cash flow from operations will decrease or diminish an investor’s interest. Dividends paid by REITs may vary based on economic risks, geopolitical risks, changes in the real estate market, performance of the REIT, regulatory changes and key personnel changes. Distributions from REITs can be suspended for a period of time or halted altogether.

Insurance-Related Risks
. Portfolio Funds may invest in public and private insurance and reinsurance companies, catastrophe bonds, weather derivatives, life insurance policies and annuities and other financial instruments and derivatives linked to insurance and reinsurance risks and similar factors. Such investments are subject to all of the numerous inherent risks of the insurance and reinsurance industry, such as weather-related and other natural or man-made
catastrophes, which are unpredictable and may result in significant losses. A significant natural disaster, such as a hurricane or earthquake, or terrorist incident, or a series of such events, could have a material adverse effect on the Fund.
Non-U.S.
Risk
.
Certain Portfolio Funds may include assets outside of the United States.
Non-U.S.
securities or instruments involve certain factors not typically associated with investing in U.S. securities or instruments, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various
non-U.S.
currencies in which the Fund’s
non-U.S.
investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and
non-U.S.
securities markets, including higher rates of inflation, higher transaction costs and potential price volatility in, and relative illiquidity of, some
non-U.S.
securities markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less governmental supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on
non-U.S.
investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of
non-U.S.
taxes on income and gains recognized with respect to such securities or instruments; (vii) differing, and potentially less well developed or well-tested laws regarding creditor’s rights (including the rights of secured parties), corporate governance, fiduciary duties and the protection of investors; (viii) difficulty in enforcing contractual obligations; (ix) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (x) reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; (xi) political hostility to investments by foreign or private investment fund investors; and (xii) less publicly available information.
Additionally, certain Portfolio Funds may include or invest in foreign portfolio companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied regarding the Portfolio Funds may be incomplete, inaccurate and/or significantly delayed. The Fund and the Investment Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the net asset value of the Fund.
The Fund’s Portfolio Funds could be negatively impacted by the current hostilities in Eastern Europe, including direct and indirect effects on their operations and financial condition. In the event these hostilities escalate, the impact could be more significant. Certain portfolio companies of the Portfolio Funds in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, as a result of recent events involving Ukraine and Russia, the United States and other countries have imposed economic sanctions on Russian sovereign debt and on certain Russian individuals, financial institutions, and others. Sanctions could result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities. These sanctions could also impair the Fund’s ability to meet its investment objective. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments.
This could impact the Fund’s ability to sell securities or other financial instruments as needed to meet Shareholder repurchases. The Fund could seek to suspend repurchases in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.
Similarly, certain armed conflict, territorial disputes, historical animosities, regional instability, terrorist activities and religious, ethnic and/or socioeconomic unrest, such as the conflicts in Ukraine, Iran and in other parts of the Middle East and other related events, could cause significant market disruptions and volatility and disrupt regional trade and supply chains. Such developments could have a negative effect on economic growth and could result in significant disruptions in the securities markets, including securities held by the Fund.
Emerging Markets Risk
. Some Portfolio Funds may invest in portfolio companies located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.
Counterparty Risk
. Some of the markets in which Portfolio Funds may effect their transactions are OTC or “interdealer” markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange-based” markets. To the extent Portfolio Funds invest in swaps, derivative or synthetic instruments, or other transactions on these markets, Portfolio Funds may take a credit risk with regard to parties with whom they trade and may also bear the risk of settlement default. This will expose Portfolio Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona
fide
) or because of a credit or liquidity problem. Portfolio Funds will not be restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. The ability of Portfolio Funds to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses to a Portfolio Fund.
Illiquid Investments
. Portfolio Funds may invest in structured products, derivatives and other types of unregistered securities, which are generally not publicly traded. Such non-publicly
traded financial instruments may not be readily disposable, and in some cases, there may be contractual prohibitions on disposing of such financial instruments for a specified period of time. Accordingly, Portfolio Funds may be forced to sell their more liquid positions at a disadvantageous time, resulting in a greater percentage of the portfolio consisting of illiquid financial instruments. In addition, the market prices, if any, for such illiquid financial instruments tend to be volatile, and certain financial instruments may not be able to be sold when Portfolio Fund Managers desire or, in the event of a sale, Portfolio Fund Managers may not be able to realize what they perceive to be the fair value of such financial instruments. The sale of illiquid securities also often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. Furthermore, there may be limited information available about the assets of such issuers of the financial instruments which may make valuation of such financial instruments difficult or uncertain. Even those markets which Portfolio Fund Managers expect to be liquid can experience periods, possibly extended periods, of illiquidity.
Capital Commitments; Failure to Make Capital Contributions
. Certain Portfolio Funds will be structured as capital commitment funds and will draw down capital from investors, up to the amount of each investor’s capital commitment, generally over a number of years. If an investor in such a Portfolio Fund fails to fund its commitment obligation or make required capital contributions when due, the investor will generally be subject to significant and adverse consequences pursuant to the “default” terms of the Portfolio Fund, potentially including the loss of many rights as a partner or member in the Portfolio Fund and substantial or total loss of the capital contributed by such investor through the date of “default.”

Structured Products
. The Fund may access exposure to Portfolio Funds through structured products, such as equity-linked notes, which reference the Portfolio Fund. To the extent the Fund accesses a Portfolio Fund through a structured product, the Fund will not be in privity with the Portfolio Fund, but instead will take the credit risk with regard to the counterparty with whom it trades and may also bear the risk of settlement default. Accordingly, the Fund will be exposed to the risk that a counterparty will not settle a structured product transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. The Fund will not be restricted from dealing with any particular counterparty or from concentrating any or all of its structured product transactions with one counterparty. The ability of the Fund to transact structured product transactions with any one or number of counterparties and the absence of a regulated market to facilitate settlement of structured product transactions may increase the potential for losses to the Fund.
Co-Investments
.
The Fund makes direct investments in the equity and/or debt securities of private companies, including through or alongside private equity funds and other private equity firms, including Portfolio Funds. The Fund’s ability to realize a profit on such investments will be particularly reliant on the expertise of the Portfolio Fund Managers, including to the extent they serve as the lead investor in the transaction. There can be no assurance that any specific co-investment
offered to the Fund would be appropriate or attractive to the Fund in the
Sub-Adviser’s
judgment. The market for
co-investment
opportunities is competitive and may be limited, and the
co-investment
opportunities to which the Fund wishes to allocate assets may not be available at any given time. While due diligence is conducted on co-investment
opportunities, the
Sub-Adviser
may not have the ability to conduct the same level of due diligence as is applied to other investments. In addition, the
Sub-Adviser
may have little to no opportunities to negotiate the terms of such co-investments.
The Fund generally relies on the Portfolio Fund Managers offering such co-investment
opportunity to perform most of the due diligence on the relevant portfolio company and to negotiate terms of the co-investment.
The
Sub-Adviser,
however, retains exclusive decision-making authority with respect to all Fund investments, including such co-investments.
Currencies
. The Portfolio Funds may invest a portion of their assets in
non-U.S.
currencies, or in instruments denominated in
non-U.S.
currencies, the prices of which are determined with reference to currencies other than the U.S. dollar. A Portfolio Fund may or may not seek to hedge all or any portion of its
non-U.S.
currency exposure. To the extent unhedged, the value of a Portfolio Fund’s assets will fluctuate with U.S. dollar exchange rates, as well as the price changes of its investments in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the other currencies in which such Portfolio Fund makes its investments will reduce the effect of increases and magnify the effect of decreases in the prices of such Portfolio Fund’s securities in their local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect on a Portfolio Fund’s
non-U.S.
dollar securities. To the extent the Fund invests in
non-U.S.
currency denominated investments, any losses incurred due to
non-U.S.
currency fluctuations will be borne by the Fund.
Derivative Instruments Generally
.
Portfolio Funds may enter into swaps and other derivative instruments, such as credit derivatives. Certain swaps, options and other derivative instruments may be subject to various types of risks, including market risk, liquidity risk, the risk of non-performance
by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty, legal risk, and operations risk.
In addition, Portfolio Funds may also take advantage of opportunities with respect to certain other derivative instruments that are not presently contemplated for use or that are currently not available. Special risks may apply in the future that cannot be determined at this time. The regulatory and tax environment for derivative instruments in which Portfolio Funds may participate is evolving and changes in the regulation (including pursuant to Dodd-Frank in the U.S. and EMIR (defined below) in the European Union) or taxation of such financial instruments may have a material adverse effect on the Fund.
A Portfolio Fund’s investments in OTC derivatives are subject to greater risk of counterparty default and less liquidity than exchange-traded derivatives, although exchange-traded derivatives are subject to risk of failure of the exchange on which they are traded and the clearinghouse through which they are guaranteed. In stressed market conditions, derivatives transactions may be difficult or impossible to close out, margin requirements may rise sharply, and the risk of counterparty or clearing-member failure may increase, which could result in losses.
Options
. The seller (writer) of a call option which is covered (
i.e.,
the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically-unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire investment in the call option.
The seller (writer) of a put option which is covered (
i.e.,
the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment in the put option.
In the case of stock index options, successful use by a Portfolio Fund of options on stock indices will be subject to the Portfolio Fund Manager’s ability to correctly predict movements in the direction of the stock market generally or of particular industries or market segments. This requires different skills and techniques than predicting changes in the price of individual stocks.
When a Portfolio Fund purchases an option on a futures contract in the United States, there is no margin requirement because the option premium is paid for in full. The premiums for certain options traded on foreign exchanges may be paid for on margin. When a Portfolio Fund sells an option on a futures contract, it may be required to deposit margin in an amount that may be determined by the margin requirement established for the futures contract underlying the option and, in addition, an amount substantially equal to the current premium for the option. The margin requirements imposed on the writing of options, although adjusted to reflect the probability that out-of-the-money
options will not be exercised, can in fact be higher than those imposed in dealing in the futures markets directly. Whether any margin deposit will be required for OTC options (and other OTC instruments, such as equity or currency forwards, swaps and certain other derivative instruments), will depend on the credit determinations and specific agreements of the parties to the transaction, which are individually negotiated, and rules promulgated under Dodd-Frank may require, or otherwise result in, margin requirements for OTC derivatives.
Commodity Futures Contracts
.
The value of futures depends upon the price of the instruments, such as commodities, underlying them. The prices of futures are highly volatile, and price movements of futures contracts can be influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, as well as national and international political and economic events and policies. In addition, futures positions may be illiquid because certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limits. Once the price of a particular futures contract has increased or decreased by an amount equal to the daily limit, positions in that contract can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. This could prevent a Portfolio Fund from promptly liquidating unfavorable positions and subject the Portfolio Fund to substantial losses or from entering into desired trades. Also, low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss. In extraordinary circumstances, a futures exchange or the Commodity Futures Trading Commission (“CFTC”) could suspend trading in a particular futures contract, or order liquidation or settlement of all open positions in such contract. Investments in futures also are subject to the risk of the failure of any of the exchanges on which a Portfolio Fund’s positions trade or of its clearinghouses or counterparties.
In the futures markets, margin deposits are typically low relative to the value of the futures contracts purchased or sold. In the forward, currency and certain other derivative markets, margin deposits may be even lower or may not be required at all. Such low margin deposits are indicative of the fact that any commodity futures contract trading typically is accompanied by a high degree of leverage. Low margin deposits mean that a relatively small price movement in a futures contract may result in immediate and substantial losses to the investor. For example, if at the time of purchase 5% of the price of a futures contract is deposited as margin, a 5% decrease in the price of the futures contract would, if the contract is then closed out, result in a total loss of the margin deposit before any deduction for the brokerage commission. Thus, like other leveraged investments, any purchase or sale of a commodity contract may result in losses in excess of the amount invested.
In the case of stock index futures contracts, the price of stock index futures contracts may not correlate perfectly with the movement in the underlying stock index because of certain market distortions. Thus, successful use of stock index futures contracts by a Portfolio Fund is subject to the Portfolio Fund Manager’s ability to correctly predict movements in the direction of the market.
Forward Contracts
. A Portfolio Fund may enter into forward contracts and options thereon which are not traded on exchanges and are not standardized. Instead, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. The CFTC regulates trading in certain forward contracts within the jurisdiction of the CFTC, which may entail increased costs ultimately borne in part by the Fund. There is currently no limitation on daily price movements of forward contracts and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade, and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities, or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in forward markets due to unusually high trading volume, political intervention, or other factors. The imposition of controls by governmental authorities, including the implementation of regulations pursuant to Dodd-Frank might also limit such forward (and futures) trading to less than that which a Portfolio Fund Manager would otherwise recommend, to the possible detriment of a Portfolio Fund. Market illiquidity or disruption could result in significant losses to the Fund.
Swap Agreements Generally
. A Portfolio Fund may enter into swap agreements and similar derivative transactions. Depending on their structure, swap agreements may increase or decrease the Portfolio Fund’s exposure to equity securities, long-term or short-term interest rates, foreign currency values, corporate borrowing rates or other factors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Portfolio Fund’s portfolio. The most significant factors in the performance of swap agreements are the change in the individual equity values, the specific interest rate, the currency value and other factors that determine the amounts of payments due to a Portfolio Fund. If a swap agreement calls for payments by a Portfolio Fund, the Portfolio Fund must be prepared to make such payments when due. Certain swap agreements and similar derivative transactions are not currently traded on exchanges; rather, banks and dealers act as principals in these markets. As a result, the Portfolio Fund is subject to the risk of the inability or refusal to perform with respect to such contracts on the part of the counterparties with which the Portfolio Fund trades. In addition, if a counterparty’s creditworthiness declines, the value of swap agreements with such counterparty can be expected to decline, potentially resulting in losses by the Portfolio Fund. Speculative position limits are not currently applicable to swap transactions, although the counterparties with which a Portfolio Fund deals may limit the size or duration of positions available to the Portfolio Fund as a consequence of credit considerations.

Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Dodd-Frank includes provisions that comprehensively regulate the OTC derivatives markets. While Dodd-Frank is intended in part to reduce certain of the risks described above, its success in this respect may not be evident for some time after Dodd-Frank is fully implemented, a process that is not yet complete.
Credit Default Swaps
. A Portfolio Fund may invest in credit default swaps (“CDS”). CDS can be used to implement a Portfolio Fund Manager’s view that a particular credit, or group of credits, will experience credit improvement or deterioration. In the case of expected credit improvement, a Portfolio Fund may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of a Portfolio Fund to make payments upon the occurrence of a credit event creates leveraged exposure to the credit risk of the referenced entity. A Portfolio Fund may also buy credit default protection with respect to a referenced entity if, in the judgment of a Portfolio Fund Manager, there is a high likelihood of credit deterioration. In such instance, a Portfolio Fund will pay a premium regardless of whether there is a credit event. The credit default swap market in high-yield securities is comparatively new and rapidly evolving compared to the credit default swap market for more seasoned and liquid investment-grade securities, creating the risk that the newer markets will be less liquid, and making it potentially more difficult to exit or enter into a particular transaction.
Unconventional Investment Assets
. A Portfolio Fund may invest in unconventional assets such as real asset collectables or digital currencies. The markets for such assets may be illiquid and/or subject to extreme volatility. Real asset collectables may be stolen or destroyed or damaged by fire, flood, earthquake or other disaster and the full value of a stolen, damaged or destroyed asset may not be recoverable from insurance, or a real asset collectable may prove to be counterfeit and essentially worthless. Real asset collectables do not generate income, such as interest or dividends, and incur carrying costs such as storage and insurance.
Risks Related to the Adviser, Sub-Adviser, and Portfolio Fund Managers
Dependence on the Adviser, Sub-Adviser, and Portfolio Fund Managers. The success of the Fund is significantly dependent upon the ability of the Adviser to identify, select and monitor the Sub-Adviser. In addition, the success of the Fund is significantly dependent on the ability of Portfolio Fund Managers to develop and use investment techniques that effectively implement the Portfolio Funds’ investment strategies and thereby achieve the Portfolio Funds’ investment objectives. Subjective decisions made by the Adviser, Sub-Adviser and/or Portfolio Fund Managers may cause the Fund or Portfolio Funds to incur losses or to miss profit opportunities on which they would otherwise have capitalized.
Retention and Motivation of Key Employees. The performance of the Fund and Portfolio Funds is largely dependent on the talents and efforts of highly-skilled individuals. Competition in the financial services industry for qualified employees is intense. The Sub-Adviser’s continued ability to effectively identify, select and monitor Portfolio Fund Managers depends on the ability of the Sub-Adviser to attract, retain and motivate its principals and employees. The Fund also depends on Portfolio Fund Managers to attract, retain and motivate principals and employees that will successfully carry out the Portfolio Funds’ investment objectives. While turnover is expected in the industry, Shareholders should consider the effect of past and future turnover on the performance of the Fund and Portfolio Funds.
There may be conflicts of interest related to obligations that the Adviser’s and Sub-Adviser’s senior management and investment team have to other clients. The members of the senior management and investment team of the Adviser and Sub-Adviser serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund does, or of investment funds managed by the same personnel. In serving in these multiple capacities, they may have obligations to other clients or investors in those entities, the fulfillment of which may not be in the Fund’s best interests or in the best interest of the Fund’s Shareholders. The Fund’s investment objectives may overlap with the investment objectives of such investment funds, accounts or other investment vehicles. In particular, the Fund will rely on the Sub-Adviser to manage the Fund’s day-to-day activities and to implement the Fund’s investment strategy. The Sub-Adviser and certain of its affiliates are presently, and plan in the future to continue to be, involved with activities that are unrelated to the Fund. As a result of these activities, the
Sub-Adviser,
their officers and employees and certain of their affiliates will have conflicts of interest in allocating their time between us and other activities in which they are or may become involved. The Adviser,
Sub-Adviser
and their officers and employees will devote only as much of their time to the Fund’s business as the Adviser,
Sub-Adviser
and their officers and employees, in their judgment, determine is reasonably required, which may be substantially less than their full time.
The Fund relies on the
Sub-Adviser
to assist with identifying investment opportunities and making investment recommendations. The
Sub-Adviser
and its affiliates are not restricted from forming additional investment funds, entering into other investment advisory relationships or engaging in other business activities. These activities could be viewed as creating a conflict of interest in that the time and effort of the members of the
Sub-Adviser,
its affiliates and its respective officers and employees will not be devoted exclusively to the Fund’s business, but will be allocated between the Fund and such other business activities of the
Sub-Adviser
and its affiliates in a manner that the
Sub-Adviser
deems necessary and appropriate consistent with its fiduciary duties and the 1940 Act.
The Fund depends on the
Sub-Adviser
to select investments and otherwise conduct the Fund
’
s business, and any material adverse change in its financial condition or the Fund
’
s relationship with the
Sub-Adviser
could have a material adverse effect on the Fund
’
s business and ability to achieve the Fund
’
s investment objectives
.
The Fund’s success is dependent upon the Fund’s relationship with, and the performance of, the
Sub-Adviser
in the acquisition and management of the Fund’s Portfolio Funds, as well as the persons and firms the
Sub-Adviser
retains to provide services on the Fund’s behalf. The
Sub-Adviser
may suffer or become distracted by adverse financial or operational problems in connection with its business and activities unrelated to the Fund and over which the Fund has no control. Should the
Sub-Adviser
fail to allocate sufficient resources to perform its responsibilities to the Fund for any reason, the Fund may be unable to achieve its investment objectives or to pay distributions to its Shareholders.
Competition
. Certain markets in which the Fund or Portfolio Funds may invest are extremely competitive for attractive investment opportunities. Thus, the
Sub-Adviser
or Portfolio Fund Managers might not be able to identify or successfully pursue attractive investment opportunities in such environments and, as a result, there may be reduced expected investment returns. For example, a portion of a Portfolio Fund’s business may be dependent on the new issue market, which will be influenced by the volume of available and suitable new issues as well as the Portfolio Fund Manager’s ability to receive a sufficient allocation of such new issues; there has been significant growth in the number of firms organized to make such investments, which may result in increased competition to the Fund or Portfolio Funds in obtaining suitable investments.
Selection of Brokers
. Portfolio Fund Managers may be subject to conflicts of interest relating to their selection of brokers. Portfolio transactions are typically allocated to brokers on the basis of, among other things, best execution and in consideration of a broker’s ability to effect the transactions, its facilities, reliability and financial responsibility, as well as the provision or payment by the broker of the costs of research and research-related services. In addition, brokers may provide other services that are beneficial to Portfolio Fund Managers, but not necessarily beneficial to Portfolio Funds, including, without limitation, capital introduction, marketing assistance, consulting with respect to technology, operations or equipment, and other services or items. Affiliates of the brokers of a Portfolio Fund may also be investing in a Portfolio Fund. Such services and items may influence a Portfolio Fund Manager’s selection of brokers.
Derivatives Referenced to the Fund and Portfolio Funds
. To the extent permissible under applicable law, including the Volcker Rule, the Adviser’s and
Sub-Adviser’s
affiliates expect to, and possibly others may, provide leveraged exposure to the Fund or any Portfolio Fund through OTC call options, swaps and other derivative products referenced to the performance of the Fund or a Portfolio Fund. To hedge their exposure and manage their hedges, the issuers of the derivatives, including the Adviser’s and
Sub-Adviser’s
affiliates, may purchase, redeem or sell shares and shares or interests in Portfolio Funds. As a result of the leverage provided by and volatility associated with such leveraged structures, relatively small increases or decreases in the value of the Fund or a Portfolio Fund may result in the leverage provider seeking to purchase, redeem or sell a sizeable amount of shares or shares and interests in Portfolio Funds. The resulting increased possibility of requests for sizeable redemptions or withdrawals could generally result in reduced liquidity for other shareholders. Additionall
y, to
meet the potential demand for increased liquidity, a larger percentage of the Fund’s or a Portfolio Fund’s assets may be held in cash or highly liquid investments, which could adversely impact the performance of the Fund or Portfolio Fund.
Other Risks
Investing in the Fund involves risks other than those associated with investments made by Portfolio Funds, including those described below:
Substantial Fees and Expenses. A Shareholder in the Fund that meets the eligibility conditions imposed by one or more Portfolio Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in Portfolio Funds. By investing in the Portfolio Funds through the Fund, a Shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund.
Control Positions. Portfolio Funds may acquire beneficial ownership of more than 10% of a certain class of securities of a public company, or may place a director on the board of directors of such a company. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. Under Section 16 of the Exchange Act, the Portfolio Fund may be subject to certain additional reporting requirements and may be required to disgorge certain short-swing profits arising from purchases and sales of such securities. In such circumstances the Portfolio Fund will be prohibited from entering into a short position in such issuer’s securities and, therefore, will be limited in its ability to hedge such investments. In addition, the act of taking a control position, or seeking to take such a position, may itself subject a Portfolio Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Portfolio Funds, the investing Portfolio Funds likely would suffer losses on their investments.
Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.
Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.
Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Portfolio Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.
Possible Exclusion of a Shareholder Based on Certain Detrimental Effects. The Fund may repurchase and/or redeem Shares held by a Shareholder or other person acquiring Shares from or through a Shareholder in accordance with the terms of its Declaration of Trust and the 1940 Act, including Rule 23c-2, if:

•
the Shares have been transferred or have vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy, insolvency or adjudicated incompetence of the Shareholder or with the consent of the Fund;

•
ownership of the Shares by the Shareholder or other person likely will cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

•
continued ownership of the Shares by the Shareholder or other person may be harmful or injurious to the business or reputation of the Fund, the Board of Trustees, the Adviser, the
Sub-Adviser
or any of their affiliates, or may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

•	any of the representations and warranties made by the Shareholder or other person in connection with the acquisition of the Shares was not true when made or has ceased to be true;

•
the Shareholder is subject to special regulatory or compliance requirements, such as those imposed by the U.S. Bank Holding Company Act of 1956, as amended, certain Federal Communications Commission regulations, or ERISA (collectively, “Special Laws or Regulations”), and the Fund determines that the Shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold the Shares; or

•	the Fund or the Board of Trustees determine that the repurchase of Shares would be in the best interest of the Fund.
The effect of these provisions may be to deprive an investor in the Fund of an opportunity for a return even though other investors in the Fund might enjoy such a return.
Limitations on Transfer; Shares Not Listed; No Market for Class
 A Shares or Class
 I Shares
.
The transferability of Shares is subject to certain restrictions contained in the Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Class A Shares or Class I Shares, and the Fund contemplates that one will not develop. Therefore, the Shares are not, and are not expected to be, readily marketable. Although the Adviser and the Fund expect to recommend to the Board of Trustees that the Fund offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so. Consequently, Class A Shares and Class I Shares should only be acquired by investors able to commit their funds for an indefinite period of time.
Closed-End
Fund; Liquidity Risks
. The Fund is a
non-diversified
closed-end
management investment company designed primarily for long-term investors and is not intended to be a trading investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop in the foreseeable future. An investor should not invest in the Fund if the investor needs a liquid investment.
Closed-end
funds differ from
open-end
management investment companies (commonly known as mutual funds) in that investors in a closed-end
fund do not have the right to redeem their shares on a daily basis at a price based on net asset value.
Repurchase Risks
.
The Fund has no obligation to repurchase Shares at any time, and any repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion. With respect to any future repurchase offer, Shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). Tenders will be revocable upon written notice to the Fund until the date specified in the terms of the repurchase offer (the “Expiration Date”). Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased until the Fund’s net asset value as of the Valuation Date is able to be determined, which determination is expected to be able to be made only late in the month following that of the Valuation Date. It is possible that during the time period between the Notice Date and the Valuation Date, general economic and market conditions, or specific events affecting one or more underlying Portfolio Funds, could cause a decline in the value of the Shares.
Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly.
In addition, the Fund’s

investments in Portfolio Funds may be subject to lengthy
lock-up
periods where the Fund will not be able to dispose of such investments except through secondary transactions with third parties, which may occur at a significant discount to net asset value and which may not be available at any given time. There is no assurance that third parties will engage in such secondary transactions, and the Fund may require and be unable to obtain the Portfolio Fund’s consent to effect such transactions. The Fund may need to suspend or postpone repurchase offers if it is not able to dispose of its interests in Portfolio Funds in a timely manner. See “
Repurchases and Transfer
s
of Shares
.”
Distributions
In-Kind
.
The Fund generally expects to distribute to the holder of Shares that are repurchased a promissory note entitling such holder to the payment of cash in satisfaction of such repurchase. However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate its interests in Portfolio Funds at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from a Portfolio Fund that are illiquid or difficult to value. In such circumstances, the
Sub-Adviser
would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind
to the Fund’s Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.
Substantial Repurchase Requests
. Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases, leading to a market position more appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.
To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Portfolio Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Portfolio Funds, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of Shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Portfolio Funds may not reflect the
Sub-Adviser’s
ideal judgments as to the desired portfolio composition of the Fund’s Portfolio Funds, in that the Fund’s performance may be tied to the performance of fewer Portfolio Funds and/or may not reflect the
Sub-Adviser’s
judgment as to the Fund’s optimal exposure to particular asset classes or investment mandates. These consequences may be particularly pronounced if the Fund received requests to repurchase substantial amounts of Shares and may have a material adverse effect on the Fund’s ability to achieve its investment objective and on the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.
Special Tax Risks
.
Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income
and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Portfolio Funds in which the Fund is invested. There is no assurance that the Fund will be able to obtain necessary information from the Portfolio Funds or to independently verify information received from the Portfolio Funds for purposes of satisfying the applicable requirements under Subchapter M of the Code.
Some of the income that the Fund may earn directly or through a Portfolio Fund, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more subsidiary entities treated as U.S. corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to Shareholders. The Fund’s subsidiaries may include entities that engage in investment activities in securities or other assets that are primarily controlled by the Fund.
If before the end of any quarter of its taxable year the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (
e.g.
, the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in a Portfolio Fund only at certain times specified by the governing documents of such Portfolio Fund. While the Code ordinarily affords the Fund a
30-day
period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified
assets, the constraints on the Fund’s ability to effect a redemption from a Portfolio Fund referred to above may limit utilization of this cure period.
If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Shareholders, and the Fund generally would not be required to make any distributions unless certain other restrictions were to apply to require distributions. In addition, all distributions (including distributions of net capital gain) to Shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.
Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities
. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to Shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to Shareholders. The Fund will inform Shareholders of the amount and character of its distributions to Shareholders. See “
Tax Aspects
” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year
period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount on which the Fund incurred an entity-level U.S. federal income tax.
In addition, the Fund may invest in Portfolio Funds located outside of the U.S. or in other
non-U.S.
portfolio companies or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Portfolio Funds or other entities may be subject to
non-U.S.
withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Portfolio Funds or such other entities and thus on the Shareholders’ investment in the Fund. See “
Tax Aspects
.”
Change in Tax Laws
.
Each prospective investor should be aware that tax laws and regulations are changing on an ongoing basis, and such laws and/or regulations may be changed with retroactive effect. Moreover, the interpretation and/or application of tax laws and regulations by certain tax authorities may not be clear, consistent or transparent. Uncertainty in the tax law may require the Fund and/or a Portfolio Fund to accrue potential tax liabilities even in situations in which the Fund does not expect to be ultimately subject to such tax liabilities.
The impact of new legislation on Shareholders, the Fund, the Portfolio Funds and the entities through which the Portfolio Funds invest is uncertain. Prospective investors are urged to consult their tax advisors regarding the effects of new legislation on an investment in the Fund.

Regulatory Change
.
Legal and regulatory changes could occur which may materially adversely affect the Fund. In addition, legislation or regulation may change the way in which the Fund is regulated. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective.
General Limitations on CFTC-Regulated Instruments
.
The Fund may transact in instruments that are “commodity interests” under the Commodity Exchange Act, as amended (the “CEA”), including futures, options on futures and certain swaps. The Adviser has claimed, with respect to the Fund, the exclusion from the definition of “commodity pool operator” under CFTC Regulation 4.5 and, as a result, is not subject to registration or regulation as a commodity pool operator under the CEA with respect to the Fund. To qualify for the CFTC Regulation 4.5 exclusion, the Fund may engage in unlimited “bona fide hedging” (as defined by the CFTC). For non-hedging
commodity interests, either (i) the aggregate initial margin and premiums required to establish such positions may not exceed 5% of the Fund’s net asset value, or (ii) the aggregate net notional value of such positions may not exceed 100% of the Fund’s net asset value, in each case determined at the time the most recent position is established and after taking into account unrealized profits and losses on such positions. Eligibility also depends on how the Fund is marketed; specifically, it may not be marketed as a vehicle for trading in commodity interests. If the Fund’s use of commodity interests were to exceed applicable thresholds or its marketing were to change, the Adviser may be required to register as a commodity pool operator with respect to the Fund and the Fund’s expenses and practices could change. See “—
Regulation of the
Over-the-Counter
Derivatives Market
” for more information.
Trade negotiations and related government actions may create regulatory uncertainty for the portfolio companies of the Portfolio Funds and the Fund’s investment strategies and adversely affect the profitability of the portfolio companies
.
In recent years, the U.S. government has taken substantial actions with respect to international trade policy, including seeking to renegotiate certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries. The U.S. government has also imposed, and may in the future impose further, tariffs on certain foreign goods, such as steel and aluminum, from various countries, including China, Canada and Mexico. Some foreign governments, including China, Canada and Mexico, have threatened or instituted retaliatory tariffs on certain U.S. goods. In February 2026, the U.S.
Supreme Court ruled that many of the tariffs recently imposed by the U.S. government exceeded its authority, thereby invalidating many, but not all, of such tariffs. Subsequent to the U.S. Supreme Court’s ruling, the U.S. presidential administration raised potential alternative means through which the administration could impose tariffs and subsequently imposed a global tariff under a different law. The outlook on further trade policy actions, including trade agreements and potential retaliatory tariffs, is unclear. Increased tariffs on goods imported from China, Canada, Mexico and other countries could further increase costs, decrease margins and reduce the competitiveness of products and services offered by the portfolio companies of the Portfolio Funds. Such uncertainty and/or tariffs or counter-measures could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on imported goods.
There is uncertainty as to further actions that may be taken under the current U.S. presidential administration with respect to U.S. trade policy in response to the U.S. Supreme Court’s ruling. Further governmental actions related to the imposition of tariffs or other trade barriers, or changes to international trade agreements or policies, could create further regulatory uncertainty for portfolio companies and adversely affect their businesses and financial conditions, particularly to the extent the revenues and profitability of their businesses rely on goods imported from outside of the United States.
Market Disruptions; Governmental Intervention; Dodd-Frank
. The global financial markets have in the past gone through pervasive and fundamental disruptions that led to extensive and unprecedented governmental interventions. The Fund may incur major losses in the event of disrupted markets and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. The financing available to the Fund and Portfolio Funds from their banks, dealers and other counterparties is typically reduced in disrupted markets. Such a reduction may result in substantial losses to the Fund. Market disruptions may from time to time cause dramatic losses for the Fund, and such events can result in otherwise historically low-risk
strategies performing with unprecedented volatility and risk.
In response to the 2008-2009 financial crises, Dodd-Frank and regulations thereunder regulate markets, market participants and financial instruments that previously had been unregulated and substantially alter the regulation of many other markets, market participants and financial instruments. It is difficult to predict the full impact of Dodd-Frank on the Fund, the Adviser,
Sub-Adviser,
the Portfolio Fund Managers and the markets in which they trade and invest. Dodd-Frank could, ultimately, result in certain investment strategies in which the Fund engages or may have otherwise engaged becoming non-viable
or
non-economic
to implement. Dodd-Frank and regulations adopted pursuant to Dodd-Frank could have a material adverse impact on the profit potential of the Fund.
Regulation in the U.S. or
non-U.S.
jurisdictions may also require a substantial portion of derivative transactions which currently may be engaged in by a Portfolio Fund in the OTC markets to be executed through a regulated securities, futures, or swap exchange or execution facility, and certain swap transactions are currently subject to such requirements. Those requirements may make it more difficult and costly for investment funds, including the Portfolio Funds, to enter into highly tailored or customized transactions. Those requirements may also render certain strategies in which the Portfolio Funds might otherwise engage impossible, or so costly that they will no longer be economical, to implement. (See also “—Regulation of the
Over-the-Counter
Derivatives Market.”)
Regulation of the
Over-the-Counter
Derivatives Market
.
Title VII of Dodd-Frank amended the CEA to provide for federal regulation of OTC derivatives market and entities, such as the Fund, that may participate in those markets. Most of such regulations are already in effect but regulators continue to review and refine their initial rulemakings through additional interpretive guidance, staff no-action
relief and supplemental rulemakings. As a result, any new regulations, or modifications to or interpretations of existing regulations, could significantly increase the cost of derivatives transactions, materially alter the terms of derivative contracts, reduce the availability of derivatives to protect against risks encountered, reduce ability to close out or restructure existing derivative contracts, and increase exposure to less creditworthy counterparties. If the Fund is limited in its use of derivatives in the future as a result of amendments to regulations promulgated under Title VII of Dodd-Frank, its results of operations may become more volatile and its cash flows may be less predictable, which could adversely affect the ability to plan for and fund capital expenditures.
Dodd-Frank and the rules of the SEC, CFTC and federal banking regulators thereunder may require the Fund to comply with variation margin (and, depending on such entities’ and their affiliates’ aggregate volume of derivatives trading activity, potentially initial margin) requirements for its uncleared OTC derivatives contracts with CFTC-registered swap dealers and
SEC-registered
security-based swap dealers, which in turn may result in increased costs and could adversely affect the ability of the Fund to use derivatives to hedge its risks.
Moreover, Title VII of Dodd-Frank requires that certain instruments be centrally cleared and executed on a regulated exchange or other approved trading platform, which may also result in increased costs in the form of intermediary fees and additional margin requirements imposed by derivatives clearing organizations and their respective clearing members. The CFTC has designated certain interest rate swaps and credit default swaps for mandatory clearing and mandatory trading on CFTC-registered designated contract markets or swap execution facilities and may (but has not yet proposed to) designate additional classes of swaps for mandatory clearing and exchange trading in the future. The mandatory clearing rules and related increased costs may affect the Fund’s and the Portfolio Funds’ hedging strategy and inability to use such derivatives instruments and there can be no assurance that such activities will not be subject to additional or more stringent regulations.

Concerns Regarding the Downgrade of the U.S. Credit Rating
. On August 5, 2011, Standard & Poor’s lowered its long-term sovereign credit rating on the U.S. from AAA to AA+. On August 1, 2023, Fitch Ratings also downgraded its U.S. long-term sovereign credit rating from AAA to AA+. On May 16, 2025, Moody’s Ratings downgraded the U.S. long-term issuer and senior unsecured ratings to Aa1 from Aaa and changed its outlook to stable from negative. It is possible that future downgrades could occur, and such future downgrades could have material adverse impacts on financial markets and economic conditions in the United States and throughout the world and, in turn, the market’s anticipation of these impacts could have a material adverse effect on the Fund’s financial condition and liquidity.
Sanctions Regimes
. Various countries, acting alone or in concert (as well as the United Nations), have, over the years, imposed a variety of sanctions regimes on individual foreign companies or nations. Potential risks arising out of sanctions regimes include supply chain disruptions; contractual disputes and litigation; asset freezes; capital restrictions; travel restrictions; business continuity interference; and heightened cyber-crime and cyber-interference, the realization of any of which could have an adverse impact on any number of investments held by a Portfolio Fund and thus on the Fund. In addition, trade restrictions, sanctions and countersanctions may also have a significant impact on the way financial institutions operate, which may not only directly affect their operations, but also the operations of other companies that rely on financial institutions for material services, potentially resulting in losses in Portfolio Funds and thus for the Fund.
Cyber Security Risk
.
The Fund, the Adviser and the
Sub-Adviser,
like all companies, are susceptible to operational, information security and related risks through breaches in cyber security. In general, cyber security failures or breaches of the Fund, the Adviser, the
Sub-Adviser
or the Portfolio Funds or their respective Portfolio Fund Managers, service providers or the issuers of securities in which the Portfolio Funds invest may result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber security breaches may involve unauthorized access to the Fund’s, the Adviser’s or the
Sub-Adviser’s
digital information systems (
e.g.
, through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service
attacks (
i.e.
, efforts to make network services unavailable to intended users). Cyber security failures or breaches affecting the Adviser, the
Sub-Adviser,
the Portfolio Fund Managers and other service providers (including, but not limited to, the Fund’s accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber security breaches in the future.
While the Fund, the Adviser and the
Sub-Adviser
have established business continuity plans in the event of, and risk management systems to prevent, such cyber security breaches, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund does not directly control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its Shareholders. The Fund and its Shareholders could be negatively impacted as a result.
The Fund, Adviser,
Sub-Adviser
and Portfolio Funds may experience risk related to the use of artificial intelligence
.
Technological developments in artificial intelligence, including machine learning technology and generative artificial intelligence (“AI Technology” and, collectively, “AI Technologies”) and their current and potential future applications, as well as the legal and regulatory frameworks within which they operate, are rapidly evolving. The full extent of current or future risks related thereto is not possible to predict and we and the portfolio companies may not be able to anticipate, prevent, mitigate or remediate all of the potential risks, challenges or impacts of such changes. Any of these technological innovations could result in harm to the Fund, the Adviser,
Sub-Adviser
or the Portfolio Funds; reduce demand for their products, services, software or technology offerings; significantly disrupt the markets in which they operate; and subject them to increased competition, including industry pricing or other competitive dynamics. These effects could materially and adversely affect their business, financial condition, results of operations and growth prospects, impact their valuations and ultimately have an adverse impact. Advancements in computing and AI Technologies, including efficiency improvements, without related increases in the adoption and development of such technologies, could also negatively impact demand for, and the valuation of, digital infrastructure assets of the Fund, the Adviser,
Sub-Adviser
and the Portfolio Funds.
The Fund, the Adviser, and
Sub-Adviser
avail themselves of the benefits, insights and efficiencies that are available through the use of AI Technologies. While the Fund, the Adviser, and
Sub-Adviser
have begun to deploy AI Technologies in a variety of ways, including in the evaluation and management of investments, legal and marketing compliance, customer engagement, content creation and rules-based operations (
e.g.,
legal, accounting, and transaction processing), the long-term effectiveness and scalability of AI Technologies remain uncertain. In addition, the use of AI Technologies presents a number of risks that cannot be fully mitigated. For example, AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, but it is not possible or practicable to incorporate all relevant data into models that AI Technologies utilize to operate. Moreover, with the use of AI Technologies, there often exists a lack of transparency of how inputs are converted to outputs, and neither the Fund, the Adviser,
Sub-Adviser
nor the Portfolio Funds can fully validate this process and its accuracy. The accuracy of such inputs and the resulting impact on the results of AI Technologies cannot be verified and could result in a diminished quality of work product that includes or is derived from inaccurate or erroneous information. Further, inherent bias in the construction of AI Technologies can lead to a wide array of risks including, but not limited to, accuracy, efficacy and reputational harm. Therefore, it is expected that data in such models will contain a degree of inaccuracy and error, and potentially materially so, and that such data as well as algorithms in use could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of AI Technologies and could adversely impact the Fund, the Adviser,
Sub-Adviser
or the Portfolio Funds to the extent we/they rely on the work product of such AI Technologies. The volume and reliance on data and algorithms also make AI Technologies, and in turn the Fund, the Adviser,
Sub-Adviser
and the Portfolio Funds, more susceptible to cybersecurity threats, including the compromise of underlying models, training data, or other intellectual property. The Fund, the Adviser,
Sub-Adviser
and the Portfolio Funds could be exposed to risks to the extent third-party service providers, or any counterparties use AI Technologies in their business activities. At the same time, any interruption of access to or use of AI Technologies could impede the ability of the Fund, the Adviser,
Sub-Adviser
or the Portfolio Funds to generate information and analysis that could be beneficial to them and their business, financial condition and results of operations. AI Technologies will likely also be competitive with certain business activities or increase the obsolescence of certain organizations’ products or services, particularly as AI Technologies improve. This could also have an adverse impact on the Fund, the Adviser,
Sub-Adviser
or the Portfolio Funds.
AI Technologies can also be misused or misappropriated by third parties and/or employees of the Fund, the Adviser,
Sub-Adviser
or the Portfolio Funds. For example, there is a risk that a user will input confidential information, including material non-public
information, or personal identifiable information, into AI Technologies applications, resulting in such information becoming part of a dataset that is accessible by other third-party AI Technologies applications and users including competitors of the Fund, the Adviser,
Sub-Adviser
or the Portfolio Funds. Moreover, the Fund, the Adviser,
Sub-Adviser
and the Portfolio Funds will not necessarily be in a position to control the manner in which third-party AI Technologies are developed or maintained or the manner in which third parties use AI Technologies to provide services, even where they have sought contractual protections. The use of AI Technologies, including potential inadvertent disclosure of confidential information or personal identifiable information, could also lead to legal and regulatory investigations and enforcement actions. Relatedly, the Fund, the Adviser,
Sub-Adviser
and the Portfolio Funds could be exposed to risks to the extent third-party service providers or any counterparties use AI Technologies in their business activities.
Regulations related to AI Technologies could also impose certain obligations and costs related to monitoring and compliance. Regulators are increasing scrutiny of, and enacting or considering enacting regulations regarding, the use of AI Technologies, including the use of “big data,” diligence of data sets and oversight of data vendors. The use of AI Technologies by the Fund, the Adviser,
Sub-Adviser
or the Portfolio Funds may require compliance with legal and regulatory frameworks that are not fully developed or tested, and the Fund, the Adviser,
Sub-Adviser
or the Portfolio Funds may face litigation and regulatory actions related to the use or the engagement of vendors that use AI Technologies. In April 2023, the Federal Trade Commission, U.S. Department of Justice, Consumer Financial Protection Bureau, and U.S. Equal Employment Opportunity Commission released a joint statement on artificial intelligence demonstrating interest in monitoring the development and use of automated systems and enforcement of their respective laws and regulations. In October 2023, an executive order established new standards for AI safety and security. In addition to the U.S. regulatory framework, the E.U. adopted the Artificial Intelligence Act in 2024, which applies to certain AI Technologies and the data used to train, test and deploy them, which may create additional compliance burdens, higher administrative costs and significant penalties should the Fund, the Adviser,
Sub-Adviser
and the Portfolio Funds fail to comply or be perceived to fail to comply.
AI Technologies and their current and potential future applications including in the private investment and financial sectors, as well as the legal and regulatory frameworks within which they operate, continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF SHARES
General
Each Share represents a proportional interest in the assets of the Fund. Each Shareholder has the right to cast a number of votes equal to the number of Shares held by such Shareholder at a meeting of Shareholders called by the Board of Trustees. Shareholders will be entitled to vote on any matter on which shareholders of a registered investment company organized as a corporation would be entitled to vote, including certain elections of a Trustee and approvals of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, in each case to the extent that voting by Shareholders is required by the 1940 Act. There are no cumulative voting rights. Shares do not have pre-emptive or conversion or redemption provisions.
Notwithstanding their ability to exercise their voting privileges, Shareholders in their capacity as such are not entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.
Anti-Takeover and Certain Provisions in the Declaration of Trust and Bylaws
The Declaration of Trust and Bylaws include provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board of Trustees. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office with or without cause at any time by a majority of the remaining Trustees by resolution approved at a duly constituted meeting or by written instrument signed by the necessary Trustees, specifying the date when such removal shall become effective. Subject to applicable provisions of the 1940 Act, vacancies on the Board of Trustees may be filled by a majority action of the remaining Trustees.
Additionally, the Declaration of Trust requires that actions by Shareholders against the Fund shall be exclusively brought in the Court of Chancery of the State of Delaware, or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction. The foregoing does not apply to any claims asserted under the U.S. federal securities laws to the extent it would violate the U.S. federal securities laws. The Declaration of Trust also requires that the right to jury trial be waived to the fullest extent permitted by law for any such action. Other investment companies may not be subject to similar restrictions. In addition, the designation of certain courts as exclusive jurisdictions for certain claims may make it more expensive for a Shareholder to bring a suit than if the Shareholder was permitted to select another jurisdiction. The exclusive jurisdiction designation and the waiver of jury trials would limit a Shareholder’s ability to litigate certain claims in a jurisdiction or in a manner that may be more favorable to the Shareholder. The Declaration of Trust and Bylaws, including the anti-takeover provisions contained therein, were considered and ratified by the Board of Trustees.
The information contained under this heading is only a summary. Please refer to the provisions in the Declaration of Trust and Bylaws, filed with the SEC, for more information.
Outstanding Securities
The following table sets forth information about the Fund’s outstanding Shares as of September 30, 2026:

Title of Class	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding
Class A Shares of Beneficial Interest	Unlimited	—	—
Class I Shares of Beneficial Interest	Unlimited	—	—

Outstanding Securities [Table Text Block]
The following table sets forth information about the Fund’s outstanding Shares as of September 30, 2026:

Title of Class	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding
Class A Shares of Beneficial Interest	Unlimited	—	—
Class I Shares of Beneficial Interest	Unlimited	—	—

General Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General
The value of the Fund’s total net assets may be expected to fluctuate in response to fluctuations in the value of the Portfolio Funds in which the Fund invests. Discussed below are the investments generally made by Portfolio Funds and the principal risks that the Adviser and the Sub-Adviser believe are associated with those investments. These risks will, in turn, have an effect on the Fund. The Fund does not currently intend to make other types of direct investments, except that, in response to adverse market, economic or political conditions, the Fund may invest temporarily in high quality fixed income securities, money market instruments and unaffiliated money market funds or may hold cash or cash equivalents for temporary defensive purposes. In addition, the Fund may also make these types of investments pending the investment of assets in the Portfolio Funds or to maintain the liquidity necessary to effect repurchases of Shares.

General Investment Related Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Investment Related Risks
General Economic and Market Conditions. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. A Portfolio Fund’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.
An investment in the Fund involves a high degree of risk, including the risk that the Shareholder’s entire investment may be lost. The Fund’s performance depends upon the Sub-Adviser’s selection of Portfolio Funds, the allocation of offering proceeds thereto and the performance of the Portfolio Funds. The Portfolio Funds’ investment activities involve the risks associated with private equity, private credit and real assets investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies of the Portfolio Funds, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors including environmental negligence which are beyond the control of the Fund or the Portfolio Funds.
Unexpected volatility or lack of liquidity, such as the general market conditions that had prevailed in 2008, could impair the Fund’s profitability or result in it suffering losses.
No Operating History
.
The Fund is a
non-diversified,
closed-end
management investment company with no performance history that a Shareholder can use to evaluate the Fund’s investment performance. The initial operating expenses for a new fund, including start-up
costs, which may be significant, may be higher than the expenses of an established fund. In addition, the Portfolio Funds may, in some cases, be newly organized with limited operating histories upon which to evaluate their performance. Portfolio Funds may also face competition from other investment funds which may be more established, have larger capital bases and have advisers with larger numbers of qualified management, investment and technical personnel.
Past Performance is not Indicative of Future Results
. Investors and prospective investors are cautioned that the past performance of the Fund, the Adviser, the
Sub-Adviser
and the Portfolio Funds is not indicative of the future results of the Fund.
Availability of Investment Opportunities
. The business of identifying and structuring investments of the types contemplated by the Fund is competitive and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Similarly, identification of attractive investment opportunities by Portfolio Funds is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by a Portfolio Fund Manager, a Portfolio Fund may not be permitted to take advantage of the opportunity to the fullest extent desired. Other investment vehicles sponsored, managed or advised by the Adviser, the
Sub-Adviser
or their affiliates may seek investment opportunities similar to those the Fund may be seeking. The Adviser and the
Sub-Adviser
will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles. The Fund’s universe of investable strategies includes exposure to Portfolio Funds on the Rockefeller platform, but the Fund is not limited to such investments and may invest in other opportunities identified by the
Sub-Adviser.
The Fund may limit its investments in Portfolio Funds whose Portfolio Fund Managers have agreed to use their own resources to make Administrative Support Payments to the Administrative Agent in respect of the Fund’s investment in the Portfolio Fund, which could limit the availability of the investable strategies of the Fund, potentially inhibiting the Fund’s ability to pursue its investment strategies in whole or in part. Such limits could cause the Fund to have lower returns than if it had a larger universe of investable strategies.
Leverage Utilized by the Fund
.
The Fund may borrow money in connection with its investment activities—
i.e.
, the Fund may utilize leverage. Specifically, the Fund may borrow money through a credit facility or other arrangements to fund investments in the Portfolio Funds up to the limits of the Asset Coverage Requirement. The Fund may also borrow money through a credit facility or other arrangements to manage timing issues in connection with the acquisition of its investments (
e.g.
, to provide the Fund with temporary liquidity to invest in new Portfolio Funds or to satisfy capital calls from existing Portfolio Funds in advance of the Fund’s receipt of proceeds from existing Portfolio Funds). See “
Investment Program—Leverage
.”
The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in a Portfolio Fund purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Portfolio Funds at inopportune times, which may further depress the returns of the Fund.
The 1940 Act requires a registered investment company to satisfy an Asset Coverage Requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This Asset Coverage Requirement means that the value of the investment company’s total indebtedness at that time may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends generally may not be declared if this Asset Coverage Requirement is breached under certain circumstances.
Sector Concentration
.
A Portfolio Fund may concentrate its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by a Portfolio Fund. In addition, the investments of such Portfolio Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.

Risks Related to the Operations and Structure of the Fund and the Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Operations and Structure of the Fund and the Portfolio Funds
Limited Liquidity. Shares are not freely transferable. No Shareholder has the right to require the Fund to repurchase his, her or its Shares. The Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. No assurances can be given that the Fund will offer to repurchase Shares in any given quarter. There is no minimum number of Shares which must be repurchased in any repurchase offer. The Fund has no obligation to repurchase Shares at any time, and any repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion.
In certain circumstances, including, without limitation, where the Fund is unable to liquidate sufficient assets to make payments to a Shareholder in connection with a repurchase request on a timely basis, or where the disposal of part or all of the Fund’s assets to meet such requests would not be reasonable or practicable or would be prejudicial to the Shareholders (e.g., where the Adviser and Sub-Adviser believe that financial information related to a Portfolio Fund may be subject to material adjustment), the Fund may also suspend repurchases, in full or in part, or the payment of repurchase proceeds. Thus, an investment in the Fund is suitable only for sophisticated Shareholders who do not require immediate liquidity for their investment.
In addition, the Fund may have limited rights pursuant to which it may redeem, transfer or otherwise liquidate its investments in Portfolio Funds. For instance, Portfolio Funds generally have scheduled dates for redemptions or withdrawals, lock up periods, advance notice requirements, limitations on amounts that may be redeemed or withdrawn by one or more investors and the authority to suspend redemption or withdrawal privileges under certain circumstances that may make it extremely difficult for the Adviser and Sub-Adviser to liquidate the Fund’s investment in a particular Portfolio Fund as of a desired date. In addition, the Fund may incur charges or fees to redeem or withdraw its investment in a Portfolio Fund that may result in a significant expense to the Fund.
During the financial market crisis of 2008-2009, a number of private investment funds adopted or otherwise implemented liquidity constraints, such as “gates,” “side pockets,” suspension of redemptions/net asset value calculations, redemptions in-kind, special liquidity vehicles, lock-ups, redemption fees and less frequent redemption rights. The Adviser and Sub-Adviser have no control over the liquidity of the Portfolio Funds.

To the extent that a material portion of the Fund’s assets are allocated to Portfolio Funds that limit or suspend redemptions, the Fund will likely be unable to redeem from such Portfolio Funds for an extended period of time notwithstanding a desire to do so. Such inability to redeem from such funds could expose the Fund to losses it may have avoided if it had been able to redeem from such Portfolio Funds.
The complicated and often protracted process of redeeming from Portfolio Funds could hinder the Fund’s ability to meet redemption requests from Shareholders in a timely manner, as well as the Fund’s ability to adjust its Portfolio Fund allocations. It could also cause the Fund to become unbalanced in the event the Fund redeems from its more liquid Portfolio Funds to fund the Fund’s redemptions or expenses.
In certain cases, other investors in the Portfolio Funds may have preferential redemption rights as compared to the Fund, the exercise of which could materially adversely affect the Fund’s investment(s) in such Portfolio Funds.
Classes of Shares are Not Separate Legal Entities
. Although Shareholders of the Fund may hold separate series or classes of shares, the Fund is a single legal entity and creditors of the Fund may enforce claims against all assets of the Fund. Thus, all assets of the Fund may be available to meet all liabilities of the Fund regardless of whether any particular liability is attributable to only one or fewer than all classes or series of shares. As an investor in Portfolio Funds, the Fund will be subject to these same risks with respect to each Portfolio Fund in which the Fund invests.
Operational Risk
. The Fund depends on Portfolio Fund Managers to maintain appropriate procedures to control operational risk. Operational risks include, for example, mistakes made in the confirmation or settlement of transactions, transactions not being properly booked, evaluated or accounted for or other similar disruptions in a Portfolio Fund’s operations that may cause a Portfolio Fund to suffer financial loss, disruption of its businesses, liability to clients or third parties, regulatory intervention or reputational damage. A Portfolio Fund’s business may be highly dependent on its and its service providers’ ability to process, on a daily basis, a large number of transactions across numerous and diverse markets. Consequently, Portfolio Funds may rely heavily on financial, accounting and other data processing systems. Portfolio Funds depend on these systems to operate without material problems, although problems will arise from time to time and may have a material adverse effect on a Portfolio Fund.
Systems Risks
. Portfolio Fund Managers rely on service providers to maintain appropriate systems to facilitate their activities. Portfolio Fund Managers may rely extensively on computer programs and systems to trade, clear and settle securities transactions, to evaluate certain securities based on real-time trading information, to monitor a Portfolio Fund’s portfolio and net capital, and to generate risk management and other reports that may be critical to oversight of a Portfolio Fund’s activities. In addition, certain of the Portfolio Fund Managers’ operations may interface with or depend on systems operated by third parties, including prime brokers, securities exchanges and other types of trading systems, market counterparties, custodians and other service providers. Portfolio Fund Managers may not be in a position to verify the risks or reliability of such third-party systems. Furthermore, these programs or systems may be subject to defects, failures or interruptions, including, without limitation, those caused by computer “worms,” viruses and power failures. Any such defect or failure could have a material adverse effect on a Portfolio Fund. For example, such failures could cause the settlement of trades to fail, lead to inaccurate accounting, recording or processing of trades, and cause inaccurate reports, which may affect a Portfolio Fund Manager’s ability to monitor a Portfolio Fund’s investment portfolios and risks.
Borrowing for Operations
.
The Fund has, and Portfolio Funds may have, the authority to borrow money for cash management purposes (including for purposes of making an investment in anticipation of additional subscriptions or where the Fund has made a redemption request from one or more Portfolio Funds but has not yet received the redemption proceeds) and to meet redemptions or withdrawals that would otherwise result in the premature liquidation of their investments. The use of short-term borrowing creates several additional risks. For example, if a Portfolio Fund is unable to service the debt, a secured lender could liquidate a Portfolio Fund’s position in some or all of the financial instruments that have been pledged as collateral and cause the Portfolio Fund to incur significant losses. The occurrence of defaults may trigger cross-defaults under the Portfolio Fund’s agreements with other brokers, lenders, clearing firms or other counterparties, creating or increasing a material adverse effect on the performance of the Fund. The amount of debt which any Portfolio Fund may have outstanding at any time may be large in relation to its assets. Consequently, operating results will depend on interest rates and other terms on which the Portfolio Funds can borrow. There may be no restriction on the level of debt that the Portfolio Funds may incur for their operations. (See “
Risk Factors—Risks Relat
ed
to
Interests in
the
Portfolio
Fund
s
—Leverage Related to Investments
.”)
Accounting and Determination of Net Asset Value
. Generally, the Fund’s accounting is in accordance with generally accepted accounting principles (“GAAP”). GAAP requirements with respect to certain matters, such as the estimated fair value of certain types of assets and the timing of recognition of income or unrealized gains or losses, may not be reflective of the liquidation value of the Fund’s portfolio if the Fund’s portfolio had to be liquidated rather than managed as an ongoing investment portfolio. Moreover, GAAP valuations may not reflect the value at which an investment can be realized at any particular point in time. Depending on the circumstances, such discrepancies can be viewed as positively or negatively affecting Shareholders and prospective investors. For example, subscribing Shareholders may benefit from purchasing Shares, in effect, at a discount to the potential value they represent if the net asset value of the Fund, determined in accordance with GAAP, is lower than the potential realizable value of the portfolio. Alternatively, shares may be repurchased at a net asset value that does not reflect the potential value of the interest in the Fund. Changes to accounting standards, policies or practices could have similar effects or magnify such effects. The accounting and determination of net asset value per share for each Portfolio Fund will generally be determined in accordance with GAAP or International Financial Reporting Standards, and will be subject to the same types of risks discussed above. (See “
Risk Factors—Risks Related to Interests in Portfolio Funds—Valuation of the Fund
’
s Interests in the Portfolio Funds
”)
No Independent Experts Representing Investors
. The Adviser has consulted with counsel and other experts regarding the formation and operation of the Fund. No counsel has been appointed to represent investors or prospective investors in connection with the organization of the Fund, negotiation of its business terms, the offering of the Shares or in respect of the Fund’s ongoing operations. Prospective investors must recognize that, as they have had no representation in the organization process, the terms of the Fund relating to themselves and the Shares have not been negotiated at arm’s length.
As a public reporting company, the Fund is subject to regulations not applicable to private companies, such as provisions of the Sarbanes-Oxley Act
. Efforts to comply with such regulations will involve significant expenditures, and non-compliance
with such regulations may adversely affect the Fund. As a public reporting company, the Fund is subject to the Sarbanes-Oxley Act, and the related rules and regulations promulgated by the SEC. The Fund’s management is required to report on internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act. The Fund is required to review on an annual basis internal control over financial reporting, and on a quarterly and annual basis to evaluate and disclose changes in internal control over financial reporting. Maintaining an effective system of internal controls may require significant expenditures, which may negatively impact financial performance and ability to make distributions. This process also will result in a diversion of the Fund’s management’s time and attention. We cannot be certain of when the Fund’s evaluation, testing and remediation actions will be completed or the impact of the same on the Fund’s operations. In addition, the Fund may be unable to ensure that the process is effective or that the Fund’s internal controls over financial reporting is or will be effective in a timely manner. In the event that the Fund is unable to maintain an effective system of internal controls and maintain or achieve compliance with the Sarbanes-Oxley Act and related rules, the Fund may be adversely affected.
The Fund’s independent registered public accounting firm will not be required to formally attest to the effectiveness of the Fund’s internal control over financial reporting until there is a public market for the Fund’s Shares, which is not expected to occur.

The Fund, Adviser, and
Sub-Adviser
could be the target of litigation or regulatory investigations
.
The Fund, as well as the Adviser,
Sub-Adviser
and their affiliates participate in a highly regulated industry and are each subject to regulatory examinations in the ordinary course of business. There can be no assurance that the Fund and the Adviser,
Sub-Adviser
and/or any of its affiliates will avoid regulatory
investigation and possible enforcement actions stemming therefrom. The Fund’s Adviser and
Sub-Adviser
are registered investment advisers and, as such, are subject to the provisions of the Investment Advisers Act of 1940, as amended. The Fund, Adviser, and
Sub-Adviser
are each, from time to time, subject to formal and informal examinations, investigations, inquiries, audits and reviews from numerous regulatory authorities both in response to issues and questions raised in such examinations or investigations and in connection with the changing priorities of the applicable regulatory authorities across the market in general.
The Adviser,
Sub-Adviser,
its affiliates and/or any of their respective principals and employees could also be named as defendants in, or otherwise become involved in, litigation. Litigation and regulatory actions can be time-consuming and expensive and can lead to unexpected losses, which expenses and losses are often subject to indemnification by the Fund. Legal proceedings could continue without resolution for long periods of time and their outcomes, which could materially and adversely affect the value of the Fund or the ability of the Fund’s Adviser and
Sub-Adviser
to manage us, are often impossible to anticipate. The Adviser and
Sub-Adviser
would likely be required to expend significant resources responding to any litigation or regulatory action related to it, and these actions could be a distraction to the activities of the investment advisers.

Risks Related to Interests in the Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Interests in the Portfolio Funds
General Economic and Market Conditions. The success of the Portfolio Funds’ activities will be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, market disruptions and recessionary concerns. These factors may affect the level and volatility of securities prices and the liquidity of the Portfolio Fund’s investments. Volatility or illiquidity could impair the Portfolio Fund’s profitability or result in losses.
Portfolio Funds may maintain substantial trading positions that can be adversely affected by the level of volatility in the financial markets; the larger the positions, the greater the potential for loss.
Valuation of the Fund’s Interests in the Portfolio Funds. The valuation of the Fund’s investments in Non-Traded Portfolio Funds will be determined based upon valuations provided by the Non-Traded Portfolio Funds. While many Non-Traded Portfolio Fund Managers with which the Sub-Adviser intends to invest provide valuations on a monthly basis, certain Non-Traded Portfolio Fund Managers may only provide valuations on a quarterly basis, whereas the Fund will provide valuations, and will issue Shares, on a monthly basis. Certain Non-Traded Portfolio Funds will invest a large percentage of their assets in securities that will not have a readily ascertainable market price and will be fair valued by the respective Non-Traded Portfolio Fund Manager. In this regard, a Non-Traded Portfolio Fund Manager may face a conflict of interest in valuing the securities held by the relevant Non-Traded Portfolio Fund, as their value may affect the Non-Traded Portfolio Fund’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Non-Traded Portfolio Fund, the accuracy of the valuations provided by the Non-Traded Portfolio Funds, that the Non-Traded Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Non-Traded Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. To the extent that the Fund does not receive timely information from a Non-Traded Portfolio Funds regarding their valuations, the Fund’s ability to accurately calculate its net asset value will likely be impaired. As a result, a Non-Traded Portfolio Fund’s valuation of its securities may fail to match the amount ultimately realized with respect to the disposition of such securities by the Fund.
The Fund and the Adviser may use independent pricing services to assist in calculating the value of the Fund’s securities, including illiquid investments. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. A Portfolio Fund’s information could also be inaccurate due to fraudulent activity, misvaluation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever.
The Fund relies primarily on information provided by Portfolio Fund Managers of Private Funds in valuing the Fund’s investments in such funds. There is a risk that inaccurate valuations provided by Portfolio Fund Managers of Private Funds could adversely affect the value of the Fund’s Shares. In addition, there can be no assurance that a Portfolio Fund Manager of a Private Fund will provide advance notice of any material change in such Private Fund’s investment program or policies; therefore, the Fund may be subject to additional risks, which may not be promptly identified by the Adviser or
Sub-Adviser.
Valuations Subject to Adjustment
.
The Adviser determines the Fund’s
month-end
net asset value based upon the valuations reported by the Portfolio Funds, which, as discussed above, may include quarterly valuations by certain
Non-Traded
Portfolio Funds that may not reflect market or other events occurring subsequent to the quarter-end.
The Adviser will fair value the holdings in such
Non-Traded
Portfolio Funds to reflect such events, consistent with the Fund’s valuation policies; however, there is no guarantee that the Adviser will correctly fair value such investments. Additionally, the valuations reported by such
Non-Traded
Portfolio Funds may be subject to later adjustment or revision. For example, fiscal year-end
net asset value calculations of a
Non-Traded
Portfolio Fund may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of such
Non-Traded
Portfolio Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds received by Shareholders of the Fund who had their Shares repurchased prior to such adjustments. As a result, to the extent that such subsequently adjusted valuations from a
Non-Traded
Portfolio Fund or revisions to the net asset value of a
Non-Traded
Portfolio Fund adversely affect the Fund’s net asset value, the remaining outstanding Shares may be adversely affected by the Fund’s prior repurchases of Shares repurchased at a net asset value higher than the adjusted amount, to the benefit of the Shareholders who had their Shares repurchased. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.
Administrative Support
Payments
. The Administrative Agent intends to enter into
Tri-Party
Administrative Support Agreements with certain Portfolio Fund Managers pursuant to which such Portfolio Fund Managers will use their own resources to make Administrative Support Payments to the Administrative Agent in respect of the Fund’s investment in the Portfolio Funds. Because Portfolio Fund Managers may agree to provide Administrative Support Payments in differing amounts, these arrangements may create a conflict of interest or the appearance of a conflict of interest for the Adviser and the
Sub-Adviser
in selecting or retaining Portfolio Funds, including a potential incentive to favor Portfolio Fund Managers that agree to make, or to make larger, Administrative Support Payments. This potential conflict may be heightened by the Fund’s Expense Reimbursement Agreement because Administrative Support Payments, including any excess Administrative Support Payments carried over from prior periods, are applied to offset Other Expenses and, after Other Expenses for the relevant month have been fully offset, the Management Fee, which may reduce Fund expenses and amounts that otherwise would be subject to reimbursement by the Adviser. Administrative Support Payments are used to offset fees and expenses of the Fund and are not paid to the
Sub-Adviser
as compensation. The
Sub-Adviser’s
selection and retention of Portfolio Funds remains subject to its investment judgment, the Fund’s investment objective and policies, applicable due diligence standards, and oversight by the Adviser and the Board of Trustees.
Indemnification of Portfolio Funds, Portfolio Fund Managers and Others
.
The Fund may agree to indemnify certain of the Portfolio Funds and their respective managers, officers, directors and affiliates from any liability, damage, cost or expense arising out of, among other things, acts or omissions undertaken in connection with the management of the Portfolio Funds. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.
Termination of the Fund’s Interest in a Portfolio Fund
.
A Portfolio Fund may, among other things, terminate the Fund’s interest in that Portfolio Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Portfolio Fund or if the continued participation of the Fund in the Portfolio Fund would have a material adverse effect on the Portfolio Fund or its assets.
Investments in
Non-Voting
Stock; Inability to Vote
.
The Fund intends to hold its interests in Portfolio Funds in nonvoting form or limit its voting rights to a certain percentage. Where only voting securities are available for purchase, the Fund will generally seek to create by contract the same result as owning a non-voting
security by agreeing to relinquish or limit the right to vote in respect of its investment. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Fund contractually forgoes the right to vote Portfolio Fund securities, the Fund will not be able to vote or may be able to vote only to a limited extent on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on a Portfolio Fund could be diminished, which may consequently adversely affect the Fund and its Shareholders.
Independence of Portfolio Funds
.
The Adviser and the
Sub-Adviser
do not currently, and do not expect to, exercise control over any of the Portfolio Funds, their choice of investments and other investment decisions. The
Sub-Adviser
invests the assets of the Fund in part based on written descriptions of the Portfolio Fund’s strategy and written disclosures from the Portfolio Fund which may provide, among other things, investment guidelines and parameters by which the Portfolio Fund is invested.
Limited Operating History of Portfolio Funds
.
Many of the Portfolio Funds may have limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of the
Sub-Adviser
to evaluate past performance or to validate the investment mandates of such Portfolio Funds will be limited.
Diversification Policies; Concentration of Holdings
.
The Fund seeks to diversify its assets through investments with various Portfolio Funds. However, Portfolio Fund Managers may have no formal guidelines for diversification and may pursue limited or concentrated or undiversified investment strategies. As a result, despite its investment in multiple Portfolio Funds, the Fund’s portfolio could become significantly concentrated in a limited number of issues, types of investments, industries, sectors, strategies, countries or geographic regions. Similarly, a Fund investment in a co-investment
opportunity, or
Sub-Adviser
implemented direct trade, generally will not itself be a diversified investment. Any such concentration of risk may increase losses suffered by the Fund. In addition, the Fund’s returns may be adversely affected by the unfavorable performance of a single investment by a Portfolio Fund or the Fund.
Leverage Related to Investments
.
Portfolio Funds may obtain leverage by, among other methods, borrowing, purchasing securities on margin and purchasing or entering into derivative instruments that are inherently leveraged, such as options, futures, forward contracts, repurchase and reverse repurchase agreements and swaps. The amount of leverage used by a Portfolio Fund may, at any time, be substantial in relation to its capital. Although leverage may increase profits, it exposes Portfolio Funds to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of a Portfolio Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that a Portfolio Fund will be able to secure or maintain adequate leverage or financing.
Portfolio Fund leveraging arrangements also add expenses in the form of interest, option premiums and other charges.

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to Portfolio Funds. In such transactions, counterparties and lenders will likely require Portfolio Funds to post collateral to support their respective obligations. Should the securities and other assets pledged as collateral decline in value, or should brokers increase their maintenance margin requirements (
i.e.
, reduce the percentage of a position that can be financed), a Portfolio Fund could be subject to a “margin call,” pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Portfolio Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses. Furthermore, secured counterparties and lenders will generally have the right to sell, pledge, rehypothecate, assign, use or otherwise dispose of collateral posted by Portfolio Funds. This could increase exposure to the risk of a counterparty default since, under such circumstances, a Portfolio Fund may be unable to recover the posted collateral promptly or may be unable to recover all of the posted collateral.
Non-Diversified
Status
.
The Fund is a
“non-diversified”
management investment company for purposes of the 1940 Act, which means that it is not subject to limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s net asset value may therefore be subject to greater volatility than that of an investment company that is subject to such diversification standards. In addition, while the Fund is a
“non-diversified”
management investment company for purposes of the 1940 Act, the Fund intends to elect to be treated, and to qualify annually, as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income from interests in “qualified publicly traded partnerships” (as defined in the Code); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other RICs) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.”
The Fund’s ability to enter into transactions with affiliates is restricted
.
The Fund is prohibited under the 1940 Act from participating in certain transactions with certain of its affiliates without the prior approval of a majority of the independent members of the Fund’s Board of Trustees and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of the Fund’s outstanding voting securities will be the Fund’s affiliate for purposes of the 1940 Act and generally the Fund will be prohibited from buying or selling any securities from or to such affiliate, absent the prior approval of the Board of Trustees. However, the Fund may under certain circumstances purchase any such affiliate’s loans or securities in the secondary market, which could create a conflict for the Adviser between the Fund’s interests and the interests of such affiliate, in that the ability of the Adviser to recommend actions in the Fund’s best interest may be limited. The 1940 Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates, which could include investments in the same Portfolio Fund (whether at the same or closely related times), without prior approval of the Fund’s Board of Trustees and, in some cases, the SEC. If a person acquires more than 25% of the Fund’s voting securities, the Fund will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions (including certain
co-investments)
with such persons, absent the prior approval of the SEC. Similar restrictions limit the Fund’s ability to transact business with the Fund’s officers, Board of Trustees, Adviser or its affiliates. As a result of these restrictions, the Fund may be prohibited from buying or selling any security from or to any fund or any portfolio company of a fund managed by the Adviser, or entering into joint arrangements such as certain co-investments
with these companies or funds without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to the Fund.
Short Selling
. Short selling involves selling securities which may or may not be owned by Portfolio Funds and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short selling allows the investor to profit from a decline in the price of a particular security to the extent that such decline exceeds the transaction costs and the costs of borrowing the securities. A short sale creates the risk of an unlimited loss, as the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that a Portfolio Fund will be able to maintain the ability to borrow securities sold short. In such cases, a Portfolio Fund could be “bought in” (
i.e.
, forced to repurchase securities in the open market in order to return them to the lender). In addition, there can be no assurance that the securities necessary to cover a short position will be available for purchase. In fact, purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. Short strategies can also be implemented synthetically through various instruments and be used with respect to indices or in the over-the-counter
market and with respect to futures and other instruments. In some cases of synthetic short sales, there is no floating supply of an underlying instrument with which to cover or close out a short position and the Portfolio Funds may be entirely dependent on the willingness of over-the-counter
market makers to quote prices at which the synthetic short position may be unwound. There can be no assurance that such market makers will be willing to make such quotes. Short strategies can also be implemented on a leveraged basis. Lastly, even though a Portfolio Fund secures a “good borrow” of the security sold short at the time of execution, the lending institution may recall the lent security at any time, thereby forcing a Portfolio Fund to purchase the security at the then-prevailing market price, which may be higher than the price at which such security was originally sold short by the Portfolio Fund.
During the third and fourth quarters of 2008, a number of jurisdictions, including the United States, England and Australia, imposed bans on short selling the equity securities (and in some cases derivatives linked to such securities) of financial industry firms. Regulators and legislators may, at any time, impose additional restrictions on short selling. If there are any continued or additional regulatory limitations or bans on short selling, certain strategies employed by the Portfolio Fund Managers may become uneconomical or impractical to implement, exposing the Fund to potential material losses.
Hedging Transactions
. Portfolio Funds may utilize a variety of financial instruments, such as options, swaps, caps and floors, as well as futures and forward contracts and similar derivatives for hedging purposes. While Portfolio Funds may enter into hedging transactions to seek to reduce risk, such transactions may not be fully effective in mitigating the risks in all market environments, all types of undesired risk, or unidentified or unanticipated risks, which may result in losses to a Portfolio Fund. Thus, such hedging transactions may result in a poorer overall performance than if a Portfolio Fund had not engaged in such hedging transactions. Furthermore, hedging techniques involve one or more of the following risks: (i) imperfect correlation between the performance and value of the financial instrument and the value of Portfolio Fund securities or other objective of the Portfolio Fund Manager; (ii) possible lack of a secondary market for closing out a position in such financial instrument; (iii) losses resulting from interest rate, spread or other market movements not anticipated by the Portfolio Fund; (iv) the possible obligation to meet additional margin or other payment requirements, all of which could worsen a Portfolio Fund’s position; and (v) default or refusal to perform on the part of the counterparty with which a Portfolio Fund trades. Additionally, to the extent that any hedging strategy involves the use of over-the-counter
(“OTC”) derivatives transactions, such a strategy would be affected by implementation of the various, and continuing promulgation of, regulations under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”). Portfolio Fund Managers may determine not to hedge against, or may not anticipate, certain risks. Portfolio Funds may also be exposed to certain risks that cannot be hedged.
Short-Term Market Considerations
. Portfolio Fund Managers’ trading decisions may be made on the basis of short-term market considerations. Therefore, the portfolio turnover rate of Portfolio Funds could result in significant trading-related expenses which will ultimately be borne by the Fund.

Equity Securities
. Portfolio Funds may invest in equity securities and equity derivatives. The value of these financial instruments generally will vary with the performance of the issuer and movements in the equity markets. As a result, the Fund may suffer losses if Portfolio Funds invest in equity instruments of issuers whose performance diverges from the Portfolio Fund Managers’ expectations or if equity markets generally move in a single direction and a Portfolio Fund has not hedged against such a general move. Portfolio Funds also may be exposed to risks that issuers will not fulfill contractual obligations, such as, in the case of convertible securities or private placements, delivering marketable common stock upon conversions of convertible securities and registering restricted securities for public resale.
Private Equity Investments
.
Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions and that generally involve equity-related finance intended to bring about some kind of change in an operating company (
e.g.
, providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. The investments held by private equity funds involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return. In certain instances, a private company or other issuer may, among other things, terminate a private equity fund’s interest in that company or issuer (causing a forfeiture of all or a portion of such interest) if the private equity fund fails to satisfy any capital call by that company or issuer.
The regulatory environment for Portfolio Funds continues to evolve, and changes in the regulation of Portfolio Funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of Portfolio Funds and their investment advisers in particular, have been, at times, the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Adviser’s and the
Sub-Adviser’s
legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Adviser’s and the
Sub-Adviser’s
businesses. There can be no assurances that the Fund, the Adviser or the
Sub-Adviser
will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.
Investments in Private Companies
. Portfolio Funds may make investments in securities issued by privately held companies. Such investments involve a number of particular risks, including that: (i) private companies may have limited financial resources and limited access to additional financing, which may increase the risk of their defaulting on their obligations, leaving creditors such as the Fund dependent on any guarantees or collateral they may have obtained, (ii) private companies frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns, (iii) there may not be as much information publicly available about these companies as would be available for public companies and such information may not be of the same quality, and (iv) private companies are more likely to depend on the management talents and efforts of a small group of persons; as a result, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on these companies’ ability to meet their obligations.
Investments in Public Companies
. Portfolio Funds may make investments in securities issued by publicly held companies. Such investments may subject the Fund to risks that differ in type or degree from those involved with investments in privately held companies. Such risks include greater volatility in the valuation of such companies, increased obligations to disclose information regarding such companies, limitations on the ability of the Portfolio Fund to dispose of such securities at certain times, increased likelihood of shareholder litigation against such companies’ board members and increased costs associated with each of the aforementioned risks.

Other Investment Companies
.
The Fund may invest in the securities of other registered investment companies and BDCs to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other registered investment companies and BDCs if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other registered investment companies and BDCs, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company or BDC being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one registered investment company or BDC, except as otherwise permitted by applicable regulations. The Fund may seek to rely on a rule under the 1940 Act that allows the Fund’s investments in other registered investment companies or BDCs to exceed these limits, though the Fund’s reliance on this rule is dependent on the Fund’s satisfaction of certain conditions under the rule. The Fund, as a holder of the securities of other investment companies, will bear its pro rata
portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.
Exchange-Traded Funds
.
ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit may sell the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. ETF shares can trade at either a discount or premium to the ETF’s net asset value per share. If an ETF held by the Fund or a Portfolio Fund trades at a discount to net asset value, the Fund or Portfolio Fund could lose money even if the securities in which the ETF invests go up in value. There can be no assurances that an ETF’s investment objectives will be achieved, and ETFs based on an index may not replicate and maintain exactly the composition and relative weightings of securities in the index. ETFs are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the ETF, will bear its pro rata
portion of the ETF’s expenses, including management or other fees. These expenses are in addition to the direct expenses of the Fund’s own operations.
Fixed Income Securities
. Portfolio Funds may invest in bonds or other fixed income securities, including, without limitation, “higher-yielding” (including non-investment
grade) debt securities. Higher-yielding debt securities are generally more volatile than, and may be subordinated to, certain other outstanding securities and obligations of the issuer which may be secured by substantially all of the issuer’s assets. The lower rating of debt obligations in the higher-yielding sector reflects a greater probability that adverse changes in the financial condition of the issuer or in general economic conditions or both may impair the ability of the issuer to make payments of principal and interest on such securities.
Non-investment
grade debt securities may not be protected by financial covenants or limitations on additional indebtedness. In addition, evaluating credit risk for debt securities involves uncertainty and the market for credit spreads is often inefficient and illiquid, making it difficult to accurately calculate discounting spreads for valuing financial instruments. In general, an economic recession could severely disrupt the market for debt securities, have a material adverse effect on the value of such securities and increase the incidence of default for such securities.
Debt Securities Generally
. Debt securities of all types of issuers may have speculative characteristics, regardless of whether they are rated. The issuers of such instruments (including sovereign issuers) may face significant ongoing uncertainties and exposure to adverse conditions that may undermine the issuer’s ability to make timely payment of interest and principal in accordance with the terms of the obligations.
First Lien Senior Secured Loans, Second Lien Senior Secured Loans, Third Lien Senior Secured Loans and Unitranche Debt
.
It is expected that when a Portfolio Fund makes a senior secured term loan investment in an issuer, it will generally take a security interest in substantially all of the available assets of the issuer, including the equity interests of its domestic subsidiaries. However, there is a risk that the collateral securing the loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the issuer to raise additional capital, and, in some circumstances, the Portfolio Fund’s lien could be subordinated to claims of other creditors. In addition, deterioration in an issuer’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Consequently, the fact that a loan is secured does not guarantee that the Portfolio Fund will receive principal and interest payments according to the loan’s terms or at all, or that it will be able to collect on the loan should it be forced to enforce its remedies. Portfolio Funds may invest in second and third lien loans, which are subject to the same investment risks generally applicable to senior loans described above. A Portfolio Fund’s second lien senior secured loans will be subordinated to first lien loans. As such, to the extent a Portfolio Fund holds second lien senior secured loans and junior debt investments, holders of first lien loans may be repaid before the Portfolio Fund in the event of a bankruptcy or other insolvency proceeding. Therefore, second and third lien loans are subject to additional risk that the cash flow of the related obligor and the property securing the second or third lien loan may be insufficient to repay the scheduled payments to the lender after giving effect to any senior secured obligations of the related obligor. This may result in an above average amount of risk and loss of principal. Finally, particularly with respect to a unitranche debt structure, unitranche debt will generally have higher leverage levels than a standard first lien term loan. Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. A Portfolio Fund may participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.
Covenant-Lite Loans
. A significant number of leveraged loans in the market may consist of loans that do not contain financial maintenance covenants (“Covenant-Lite Loans”). Such loans do not require the borrower to maintain debt service or other financial ratios. Ownership of Covenant-Lite Loans may expose a Portfolio Fund to different risks, including with respect to liquidity, price volatility, ability to restructure loans, credit risks and less protective loan documentation than is the case with loans that also contain financial maintenance covenants.
Unsecured Loans
.
Unsecured loans are subject to the same investment risks generally applicable to loans described above but are subject to additional risk that the assets and cash flow of the related obligor may be insufficient to repay the scheduled payments to the lender after giving effect to any secured obligations of the obligor. Unsecured loans will be subject to certain additional risks to the extent that such loans may not be protected and such loans are not secured by collateral, financial covenants or limitations upon additional indebtedness. Unsecured loans are also expected to be a more illiquid investment than senior loans for this reason.
Interest Rate Risk of Fixed-Income Instruments
. Changes in interest rates can affect the value of a Portfolio Fund’s investments in fixed-income instruments. Increases in interest rates may cause the value of a Portfolio Fund’s debt investments to decline. A Portfolio Fund may experience increased interest rate risk to the extent it invests, if at all, in lower-rated instruments, debt instruments with longer maturities, debt instruments paying no interest (such as zero-coupon
debt instruments) or debt instruments paying
non-cash
interest in the form of other debt instruments.
High-Yield Bonds Risk
. Bonds or other fixed-income securities that are “higher-yielding” (including non-investment
grade) debt securities are generally not exchange-traded and, as a result, these securities trade in the over-the-counter
marketplace, which is less transparent and has wider bid/ask spreads than the exchange-traded marketplace. High-yield securities face ongoing uncertainties and exposure to adverse business, financial or economic conditions, which could lead to the issuer’s inability to meet timely interest and principal payments. High-yield securities are generally more volatile and may or may not be subordinated to certain other outstanding securities and obligations of the issuer which may be secured by substantially all of the issuer’s assets. High-yield securities may also not be protected by financial covenants or limitations on additional indebtedness. The market values of certain of these lower-rated and unrated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities. Companies that issue such securities may be highly leveraged and may not have available to them more traditional methods of financing. In addition, Portfolio Funds may invest in bonds of issuers that do not have publicly-traded equity securities, making it more difficult to hedge the risks associated with such investments.
Portfolio Funds may invest in obligations of issuers that are generally trading at significantly higher yields than had been historically typical of the applicable issuer’s obligations. Such investments may include debt obligations that have a heightened probability of being in covenant or payment default in the future or that are currently in default and are generally considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result only in partial recovery of cash payments or an exchange of the defaulted security for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.
Corporate Debt
. Bonds, notes and debentures issued by corporations may pay fixed, variable or floating rates of interest, and may include zero-coupon
obligations. Corporate debt instruments may be subject to credit ratings downgrades. Other instruments may have the lowest quality ratings or may be unrated. In addition, a Portfolio Fund may be paid interest in-kind
in connection with its investments in corporate debt and related financial instruments (
e.g.
, the principal owed to the Portfolio Fund in connection with a debt investment may be increased by the amount of interest due on such debt investment). Such investments may experience greater market value volatility than debt obligations that provide for regular payments of interest in cash and, in the event of a default, the Portfolio Fund may experience substantial losses.
ABS and MBS Generally
. The investment characteristics of asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”) differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time.
ABS and MBS Subordinated Securities
. Investments in subordinated MBS and ABS involve greater credit risk of default than the senior classes of the issue or series. Default risks may be further pronounced in the case of MBS and ABS secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities absorb all losses from default before any other class of securities is at risk, particularly if such securities have been issued with little or no credit enhancement or equity. Such securities, therefore, possess some of the attributes typically associated with equity investments.
Commercial MBS
. Mortgage loans on commercial properties often are structured so that a substantial portion of the loan principal is not amortized over the loan term but is payable at maturity and repayment of the loan principal thus often depends upon the future availability of real estate financing from the existing or an alternative lender and/or upon the current value and salability of the real estate. Therefore, the unavailability of real estate financing may lead to default.
Most commercial mortgage loans underlying MBS are effectively nonrecourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgage loans, payments on the subordinated classes of the related MBS are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes of MBS may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed in lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property. Foreclosure can be costly and delayed by litigation and/or bankruptcy. Factors such as the property’s location, the legal status of title to the property, its physical condition and financial performance, environmental risks, and governmental disclosure requirements with respect to the condition of the property may make a third party unwilling to purchase the property at a foreclosure sale or to pay a price sufficient to satisfy the obligations with respect to the related MBS. Revenues from the assets underlying such MBS may be retained by the borrower and the return on investment may be used to make payments to others, maintain insurance coverage, pay taxes or pay maintenance costs. Such diverted revenue is generally not recoverable without a court appointed receiver to control collateral cash flow.
ABS
. ABS are not secured by an interest in the related collateral. Credit card receivables, for example, are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of ABS backed by automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related ABS. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the ABS may not have a proper security interest in all of the obligations backing such ABS. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The risk of investing in ABS is ultimately dependent upon payment of consumer loans by the debtor.
The collateral supporting ABS is of shorter maturity than certain other types of loans and is less likely to experience substantial prepayments. ABS are often backed by pools of any variety of assets, including, for example, leases, mobile home loans and aircraft leases, which represent the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The value of an ABS is affected by changes in the market’s perception of the asset backing the security and the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.
RMBS
. Holders of RMBS bear various risks, including credit, market, interest rate, structural and legal risks. RMBS represent interests in pools of residential mortgage loans secured by one to four family residential mortgage loans. Such loans may be prepaid at any time. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans may be securitized by government agencies and the securities issued are guaranteed. The rate of defaults and losses on residential mortgage loans will be affected by a number of factors, including general economic conditions and those in the geographic area where the mortgaged property is located, the terms of the mortgage loan, the borrower’s “equity” in the mortgaged property and the financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan may be a lengthy and difficult process, and may involve significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties may be very limited.
Investments in RMBS may experience losses or reduced yield if, for example, (i) the borrower of an underlying residential mortgage loan defaults or is unable to make payments, (ii) the underlying residential mortgage loans are prepaid, (iii) there is a general decline in the housing market, or (iv) violations of particular provisions of certain federal laws by an issuer of RMBS limit the ability of the issuer to collect all or part of the principal of or interest on the related underlying loans.
Structured Notes
. Structured notes, variable rate MBS and ABS each have rates of interest that vary based on a designated floating rate formula or index. The value of these investments is closely tied to the absolute levels of such rates or indices, or the market’s perception of anticipated changes in those rates or indices. The movements in specific indices or interest rates may be difficult or impossible to hedge.
“When-Issued” and Forward Commitment Securities
. The purchase of securities on a “when-issued” basis involves a commitment by a Portfolio Fund to purchase or sell securities at a future date (typically one or two months later). No income accrues on securities that have been purchased on a when-issued basis prior to delivery to the Portfolio Fund. When-issued securities may be sold prior to the settlement date. If a Portfolio Fund disposes of the right to acquire a when-issued security prior to its acquisition, it may incur a gain or loss. In addition, there is a risk that securities purchased on a when-issued basis may not be delivered to the Portfolio Fund. In such cases, such Portfolio Fund, and thus the Fund, may incur a loss.
Distressed Obligations
. Portfolio Funds may invest in obligations of issuers in weak financial condition and that may be experiencing considerable capital needs or negative net worth, poor operating results, or special competitive or product obsolescence problems, including companies involved in bankruptcy or other reorganization and liquidation proceedings. These obligations are likely to be particularly risky investments, although they also may provide the potential for correspondingly high returns. In addition, an inherent risk of investing in distressed entities is the fact that it frequently may be difficult to obtain information as to the true condition of such issuers. Such investments may also be materially adversely affected by laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and the bankruptcy court’s power to disallow, reduce, subordinate, recharacterize debt as equity or disenfranchise particular claims. Such companies’ obligations may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by materially adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry, or specific developments within such companies. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that prospects for a successful reorganization or similar action will become available or the value of the assets collateralizing the Portfolio Funds’ investments will be adequate.
Business Development Companies
.
The Fund may invest in private BDCs and public BDCs. A BDC is a type of closed-end
management investment company regulated under the 1940 Act. BDCs invest in diverse industries such as healthcare, chemical, manufacturing, technology and service companies. At least 70% of a BDC’s investments must be made in private and certain public U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. Unlike corporations, BDCs are not taxed on income at the corporate level, provided the income is distributed to their shareholders and the BDC complies with the applicable requirements of Subchapter M of Subtitle A, Chapter 1 of the Code.
Investments in BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized
private and certain public companies that may not have access to public equity or debt markets for capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, and its portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Small and medium-sized
companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on the value of their stock than is the case with a larger company. To the extent a BDC focuses its investments in a specific sector, the BDC will be susceptible to adverse conditions and economic or regulatory occurrences affecting the specific sector or industry group, which tends to increase volatility and result in higher risk. Investments in BDCs are subject to various risks, including management’s ability to meet the BDC’s investment objective and to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. Private BDCs and public, non-traded
BDCs are illiquid investments, and there is no guarantee the Fund will be able to liquidate or sell its investments in such BDCs.
Certain BDCs may use leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage may increase the yield and total return of a BDC, it also subjects the BDC to increased risks, including magnification of any investment losses and increased volatility. In addition, a BDC’s income may fall if the interest rate on any borrowings of the BDC rises.
Real Estate Investments
.
The Fund may be exposed to real estate risk through its allocation to real estate Portfolio Funds. Real estate Portfolio Funds are subject to risks associated with the ownership of real estate,

including (i) changes in the general economic climate (such as changes in interest rates), (ii) local real estate conditions (such as an oversupply of space or a reduction in demand for space), (iii) the quality and philosophy of management, (iv) competition (such as competition based on rental rates), (v) specific features of properties (such as location), (vi) financial condition of tenants, buyers and sellers of properties, (vii) quality of maintenance, insurance and management services, (viii) changes in operating costs, (ix) government regulations (including those governing usage, improvements, zoning and taxes), (x) the availability of financing and (xi) potential liability under environmental and other laws (such as successor liability if investing in existing entities). Certain of these developments could result from, among other things, changing tastes and preferences (such as for remote work arrangements) as well as cultural, technological, global or local economic and market developments. In addition, changing interest rate environments and associated changes in lending standards and higher refinancing rates may adversely affect real estate markets. The occurrence of any of the foregoing developments would likely increase default risk for the properties and loans underlying these investments as well as impact the value of, and income generated by, these investments. These developments could also result in reduced liquidity for real estate Portfolio Funds and other real estate-related investments. Some real estate Portfolio Funds may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such real estate Portfolio Fund could be unfavorably affected by the poor performance of a single investment or investment type. Real estate Portfolio Funds are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a real estate Portfolio Fund holds, which could reduce the cash flow needed to make distributions to investors of the Portfolio Fund, including the Fund. In addition, real estate Portfolio Funds may also be affected by tax and regulatory requirements impacting the real estate fund’s ability to qualify for preferential tax treatments or exemptions.
REIT Risk
.
The Fund may invest in private REITs and public,
non-traded
REITs. REITs may be affected by changes in the real estate markets generally as well as changes in the values of the properties owned by the REIT or securing the mortgages owned by the REIT. REITs are dependent upon management skill and are not diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for favorable tax treatment under the Code and to maintain an exemption under the 1940 Act. For example, because a REIT may acquire debt securities of issuers primarily engaged in or related to the real estate industry, it also could conceivably own real estate directly as a result of a default on such securities. Any rental income or income from the disposition of such real estate could adversely affect its ability to retain its tax status, which would have adverse tax consequences on its shareholders. Finally, certain REITs may be self-liquidating at the end of a specified term and run the risk of liquidating at an economically inopportune time.
REITs are subject to significant commissions, expenses, and organizational and offering costs that reduce the value of an investor’s (including the Fund’s) investment. REITs are not liquid, and investments in REITs may not be accessible for an extended period of time.
Redemption programs offered by REITs may have significant restrictions, such as caps on the amount of shares that can be redeemed annually, limits on the amounts and sources of funds that may be used to fund redemptions and the ability of the REIT to suspend or terminate the program at its discretion. There is no guarantee of any specific return on the principal amount or the repayment of all or a portion of the principal amount invested in REITs. In addition, there is no guarantee that investors (including the Fund) will receive distributions. Distributions from REITs may be derived from sources other than cash flow from operations, including proceeds of the REIT’s offering, from borrowings or from the sale of assets. Payments of distributions from sources other than cash flow from operations will decrease or diminish an investor’s interest. Dividends paid by REITs may vary based on economic risks, geopolitical risks, changes in the real estate market, performance of the REIT, regulatory changes and key personnel changes. Distributions from REITs can be suspended for a period of time or halted altogether.

Insurance-Related Risks
. Portfolio Funds may invest in public and private insurance and reinsurance companies, catastrophe bonds, weather derivatives, life insurance policies and annuities and other financial instruments and derivatives linked to insurance and reinsurance risks and similar factors. Such investments are subject to all of the numerous inherent risks of the insurance and reinsurance industry, such as weather-related and other natural or man-made
catastrophes, which are unpredictable and may result in significant losses. A significant natural disaster, such as a hurricane or earthquake, or terrorist incident, or a series of such events, could have a material adverse effect on the Fund.
Non-U.S.
Risk
.
Certain Portfolio Funds may include assets outside of the United States.
Non-U.S.
securities or instruments involve certain factors not typically associated with investing in U.S. securities or instruments, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various
non-U.S.
currencies in which the Fund’s
non-U.S.
investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and
non-U.S.
securities markets, including higher rates of inflation, higher transaction costs and potential price volatility in, and relative illiquidity of, some
non-U.S.
securities markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less governmental supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on
non-U.S.
investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of
non-U.S.
taxes on income and gains recognized with respect to such securities or instruments; (vii) differing, and potentially less well developed or well-tested laws regarding creditor’s rights (including the rights of secured parties), corporate governance, fiduciary duties and the protection of investors; (viii) difficulty in enforcing contractual obligations; (ix) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (x) reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; (xi) political hostility to investments by foreign or private investment fund investors; and (xii) less publicly available information.
Additionally, certain Portfolio Funds may include or invest in foreign portfolio companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied regarding the Portfolio Funds may be incomplete, inaccurate and/or significantly delayed. The Fund and the Investment Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the net asset value of the Fund.
The Fund’s Portfolio Funds could be negatively impacted by the current hostilities in Eastern Europe, including direct and indirect effects on their operations and financial condition. In the event these hostilities escalate, the impact could be more significant. Certain portfolio companies of the Portfolio Funds in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, as a result of recent events involving Ukraine and Russia, the United States and other countries have imposed economic sanctions on Russian sovereign debt and on certain Russian individuals, financial institutions, and others. Sanctions could result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities. These sanctions could also impair the Fund’s ability to meet its investment objective. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments.
This could impact the Fund’s ability to sell securities or other financial instruments as needed to meet Shareholder repurchases. The Fund could seek to suspend repurchases in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.
Similarly, certain armed conflict, territorial disputes, historical animosities, regional instability, terrorist activities and religious, ethnic and/or socioeconomic unrest, such as the conflicts in Ukraine, Iran and in other parts of the Middle East and other related events, could cause significant market disruptions and volatility and disrupt regional trade and supply chains. Such developments could have a negative effect on economic growth and could result in significant disruptions in the securities markets, including securities held by the Fund.
Emerging Markets Risk
. Some Portfolio Funds may invest in portfolio companies located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.
Counterparty Risk
. Some of the markets in which Portfolio Funds may effect their transactions are OTC or “interdealer” markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange-based” markets. To the extent Portfolio Funds invest in swaps, derivative or synthetic instruments, or other transactions on these markets, Portfolio Funds may take a credit risk with regard to parties with whom they trade and may also bear the risk of settlement default. This will expose Portfolio Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona
fide
) or because of a credit or liquidity problem. Portfolio Funds will not be restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. The ability of Portfolio Funds to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses to a Portfolio Fund.
Illiquid Investments
. Portfolio Funds may invest in structured products, derivatives and other types of unregistered securities, which are generally not publicly traded. Such non-publicly
traded financial instruments may not be readily disposable, and in some cases, there may be contractual prohibitions on disposing of such financial instruments for a specified period of time. Accordingly, Portfolio Funds may be forced to sell their more liquid positions at a disadvantageous time, resulting in a greater percentage of the portfolio consisting of illiquid financial instruments. In addition, the market prices, if any, for such illiquid financial instruments tend to be volatile, and certain financial instruments may not be able to be sold when Portfolio Fund Managers desire or, in the event of a sale, Portfolio Fund Managers may not be able to realize what they perceive to be the fair value of such financial instruments. The sale of illiquid securities also often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. Furthermore, there may be limited information available about the assets of such issuers of the financial instruments which may make valuation of such financial instruments difficult or uncertain. Even those markets which Portfolio Fund Managers expect to be liquid can experience periods, possibly extended periods, of illiquidity.
Capital Commitments; Failure to Make Capital Contributions
. Certain Portfolio Funds will be structured as capital commitment funds and will draw down capital from investors, up to the amount of each investor’s capital commitment, generally over a number of years. If an investor in such a Portfolio Fund fails to fund its commitment obligation or make required capital contributions when due, the investor will generally be subject to significant and adverse consequences pursuant to the “default” terms of the Portfolio Fund, potentially including the loss of many rights as a partner or member in the Portfolio Fund and substantial or total loss of the capital contributed by such investor through the date of “default.”

Structured Products
. The Fund may access exposure to Portfolio Funds through structured products, such as equity-linked notes, which reference the Portfolio Fund. To the extent the Fund accesses a Portfolio Fund through a structured product, the Fund will not be in privity with the Portfolio Fund, but instead will take the credit risk with regard to the counterparty with whom it trades and may also bear the risk of settlement default. Accordingly, the Fund will be exposed to the risk that a counterparty will not settle a structured product transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. The Fund will not be restricted from dealing with any particular counterparty or from concentrating any or all of its structured product transactions with one counterparty. The ability of the Fund to transact structured product transactions with any one or number of counterparties and the absence of a regulated market to facilitate settlement of structured product transactions may increase the potential for losses to the Fund.
Co-Investments
.
The Fund makes direct investments in the equity and/or debt securities of private companies, including through or alongside private equity funds and other private equity firms, including Portfolio Funds. The Fund’s ability to realize a profit on such investments will be particularly reliant on the expertise of the Portfolio Fund Managers, including to the extent they serve as the lead investor in the transaction. There can be no assurance that any specific co-investment
offered to the Fund would be appropriate or attractive to the Fund in the
Sub-Adviser’s
judgment. The market for
co-investment
opportunities is competitive and may be limited, and the
co-investment
opportunities to which the Fund wishes to allocate assets may not be available at any given time. While due diligence is conducted on co-investment
opportunities, the
Sub-Adviser
may not have the ability to conduct the same level of due diligence as is applied to other investments. In addition, the
Sub-Adviser
may have little to no opportunities to negotiate the terms of such co-investments.
The Fund generally relies on the Portfolio Fund Managers offering such co-investment
opportunity to perform most of the due diligence on the relevant portfolio company and to negotiate terms of the co-investment.
The
Sub-Adviser,
however, retains exclusive decision-making authority with respect to all Fund investments, including such co-investments.
Currencies
. The Portfolio Funds may invest a portion of their assets in
non-U.S.
currencies, or in instruments denominated in
non-U.S.
currencies, the prices of which are determined with reference to currencies other than the U.S. dollar. A Portfolio Fund may or may not seek to hedge all or any portion of its
non-U.S.
currency exposure. To the extent unhedged, the value of a Portfolio Fund’s assets will fluctuate with U.S. dollar exchange rates, as well as the price changes of its investments in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the other currencies in which such Portfolio Fund makes its investments will reduce the effect of increases and magnify the effect of decreases in the prices of such Portfolio Fund’s securities in their local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect on a Portfolio Fund’s
non-U.S.
dollar securities. To the extent the Fund invests in
non-U.S.
currency denominated investments, any losses incurred due to
non-U.S.
currency fluctuations will be borne by the Fund.
Derivative Instruments Generally
.
Portfolio Funds may enter into swaps and other derivative instruments, such as credit derivatives. Certain swaps, options and other derivative instruments may be subject to various types of risks, including market risk, liquidity risk, the risk of non-performance
by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty, legal risk, and operations risk.
In addition, Portfolio Funds may also take advantage of opportunities with respect to certain other derivative instruments that are not presently contemplated for use or that are currently not available. Special risks may apply in the future that cannot be determined at this time. The regulatory and tax environment for derivative instruments in which Portfolio Funds may participate is evolving and changes in the regulation (including pursuant to Dodd-Frank in the U.S. and EMIR (defined below) in the European Union) or taxation of such financial instruments may have a material adverse effect on the Fund.
A Portfolio Fund’s investments in OTC derivatives are subject to greater risk of counterparty default and less liquidity than exchange-traded derivatives, although exchange-traded derivatives are subject to risk of failure of the exchange on which they are traded and the clearinghouse through which they are guaranteed. In stressed market conditions, derivatives transactions may be difficult or impossible to close out, margin requirements may rise sharply, and the risk of counterparty or clearing-member failure may increase, which could result in losses.
Options
. The seller (writer) of a call option which is covered (
i.e.,
the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically-unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire investment in the call option.
The seller (writer) of a put option which is covered (
i.e.,
the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment in the put option.
In the case of stock index options, successful use by a Portfolio Fund of options on stock indices will be subject to the Portfolio Fund Manager’s ability to correctly predict movements in the direction of the stock market generally or of particular industries or market segments. This requires different skills and techniques than predicting changes in the price of individual stocks.
When a Portfolio Fund purchases an option on a futures contract in the United States, there is no margin requirement because the option premium is paid for in full. The premiums for certain options traded on foreign exchanges may be paid for on margin. When a Portfolio Fund sells an option on a futures contract, it may be required to deposit margin in an amount that may be determined by the margin requirement established for the futures contract underlying the option and, in addition, an amount substantially equal to the current premium for the option. The margin requirements imposed on the writing of options, although adjusted to reflect the probability that out-of-the-money
options will not be exercised, can in fact be higher than those imposed in dealing in the futures markets directly. Whether any margin deposit will be required for OTC options (and other OTC instruments, such as equity or currency forwards, swaps and certain other derivative instruments), will depend on the credit determinations and specific agreements of the parties to the transaction, which are individually negotiated, and rules promulgated under Dodd-Frank may require, or otherwise result in, margin requirements for OTC derivatives.
Commodity Futures Contracts
.
The value of futures depends upon the price of the instruments, such as commodities, underlying them. The prices of futures are highly volatile, and price movements of futures contracts can be influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, as well as national and international political and economic events and policies. In addition, futures positions may be illiquid because certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limits. Once the price of a particular futures contract has increased or decreased by an amount equal to the daily limit, positions in that contract can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. This could prevent a Portfolio Fund from promptly liquidating unfavorable positions and subject the Portfolio Fund to substantial losses or from entering into desired trades. Also, low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss. In extraordinary circumstances, a futures exchange or the Commodity Futures Trading Commission (“CFTC”) could suspend trading in a particular futures contract, or order liquidation or settlement of all open positions in such contract. Investments in futures also are subject to the risk of the failure of any of the exchanges on which a Portfolio Fund’s positions trade or of its clearinghouses or counterparties.
In the futures markets, margin deposits are typically low relative to the value of the futures contracts purchased or sold. In the forward, currency and certain other derivative markets, margin deposits may be even lower or may not be required at all. Such low margin deposits are indicative of the fact that any commodity futures contract trading typically is accompanied by a high degree of leverage. Low margin deposits mean that a relatively small price movement in a futures contract may result in immediate and substantial losses to the investor. For example, if at the time of purchase 5% of the price of a futures contract is deposited as margin, a 5% decrease in the price of the futures contract would, if the contract is then closed out, result in a total loss of the margin deposit before any deduction for the brokerage commission. Thus, like other leveraged investments, any purchase or sale of a commodity contract may result in losses in excess of the amount invested.
In the case of stock index futures contracts, the price of stock index futures contracts may not correlate perfectly with the movement in the underlying stock index because of certain market distortions. Thus, successful use of stock index futures contracts by a Portfolio Fund is subject to the Portfolio Fund Manager’s ability to correctly predict movements in the direction of the market.
Forward Contracts
. A Portfolio Fund may enter into forward contracts and options thereon which are not traded on exchanges and are not standardized. Instead, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. The CFTC regulates trading in certain forward contracts within the jurisdiction of the CFTC, which may entail increased costs ultimately borne in part by the Fund. There is currently no limitation on daily price movements of forward contracts and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade, and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities, or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in forward markets due to unusually high trading volume, political intervention, or other factors. The imposition of controls by governmental authorities, including the implementation of regulations pursuant to Dodd-Frank might also limit such forward (and futures) trading to less than that which a Portfolio Fund Manager would otherwise recommend, to the possible detriment of a Portfolio Fund. Market illiquidity or disruption could result in significant losses to the Fund.
Swap Agreements Generally
. A Portfolio Fund may enter into swap agreements and similar derivative transactions. Depending on their structure, swap agreements may increase or decrease the Portfolio Fund’s exposure to equity securities, long-term or short-term interest rates, foreign currency values, corporate borrowing rates or other factors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Portfolio Fund’s portfolio. The most significant factors in the performance of swap agreements are the change in the individual equity values, the specific interest rate, the currency value and other factors that determine the amounts of payments due to a Portfolio Fund. If a swap agreement calls for payments by a Portfolio Fund, the Portfolio Fund must be prepared to make such payments when due. Certain swap agreements and similar derivative transactions are not currently traded on exchanges; rather, banks and dealers act as principals in these markets. As a result, the Portfolio Fund is subject to the risk of the inability or refusal to perform with respect to such contracts on the part of the counterparties with which the Portfolio Fund trades. In addition, if a counterparty’s creditworthiness declines, the value of swap agreements with such counterparty can be expected to decline, potentially resulting in losses by the Portfolio Fund. Speculative position limits are not currently applicable to swap transactions, although the counterparties with which a Portfolio Fund deals may limit the size or duration of positions available to the Portfolio Fund as a consequence of credit considerations.

Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Dodd-Frank includes provisions that comprehensively regulate the OTC derivatives markets. While Dodd-Frank is intended in part to reduce certain of the risks described above, its success in this respect may not be evident for some time after Dodd-Frank is fully implemented, a process that is not yet complete.
Credit Default Swaps
. A Portfolio Fund may invest in credit default swaps (“CDS”). CDS can be used to implement a Portfolio Fund Manager’s view that a particular credit, or group of credits, will experience credit improvement or deterioration. In the case of expected credit improvement, a Portfolio Fund may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of a Portfolio Fund to make payments upon the occurrence of a credit event creates leveraged exposure to the credit risk of the referenced entity. A Portfolio Fund may also buy credit default protection with respect to a referenced entity if, in the judgment of a Portfolio Fund Manager, there is a high likelihood of credit deterioration. In such instance, a Portfolio Fund will pay a premium regardless of whether there is a credit event. The credit default swap market in high-yield securities is comparatively new and rapidly evolving compared to the credit default swap market for more seasoned and liquid investment-grade securities, creating the risk that the newer markets will be less liquid, and making it potentially more difficult to exit or enter into a particular transaction.
Unconventional Investment Assets
. A Portfolio Fund may invest in unconventional assets such as real asset collectables or digital currencies. The markets for such assets may be illiquid and/or subject to extreme volatility. Real asset collectables may be stolen or destroyed or damaged by fire, flood, earthquake or other disaster and the full value of a stolen, damaged or destroyed asset may not be recoverable from insurance, or a real asset collectable may prove to be counterfeit and essentially worthless. Real asset collectables do not generate income, such as interest or dividends, and incur carrying costs such as storage and insurance.

Risks Related to the Adviser, Sub-Adviser, and Portfolio Fund Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Adviser, Sub-Adviser, and Portfolio Fund Managers
Dependence on the Adviser, Sub-Adviser, and Portfolio Fund Managers. The success of the Fund is significantly dependent upon the ability of the Adviser to identify, select and monitor the Sub-Adviser. In addition, the success of the Fund is significantly dependent on the ability of Portfolio Fund Managers to develop and use investment techniques that effectively implement the Portfolio Funds’ investment strategies and thereby achieve the Portfolio Funds’ investment objectives. Subjective decisions made by the Adviser, Sub-Adviser and/or Portfolio Fund Managers may cause the Fund or Portfolio Funds to incur losses or to miss profit opportunities on which they would otherwise have capitalized.
Retention and Motivation of Key Employees. The performance of the Fund and Portfolio Funds is largely dependent on the talents and efforts of highly-skilled individuals. Competition in the financial services industry for qualified employees is intense. The Sub-Adviser’s continued ability to effectively identify, select and monitor Portfolio Fund Managers depends on the ability of the Sub-Adviser to attract, retain and motivate its principals and employees. The Fund also depends on Portfolio Fund Managers to attract, retain and motivate principals and employees that will successfully carry out the Portfolio Funds’ investment objectives. While turnover is expected in the industry, Shareholders should consider the effect of past and future turnover on the performance of the Fund and Portfolio Funds.
There may be conflicts of interest related to obligations that the Adviser’s and Sub-Adviser’s senior management and investment team have to other clients. The members of the senior management and investment team of the Adviser and Sub-Adviser serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund does, or of investment funds managed by the same personnel. In serving in these multiple capacities, they may have obligations to other clients or investors in those entities, the fulfillment of which may not be in the Fund’s best interests or in the best interest of the Fund’s Shareholders. The Fund’s investment objectives may overlap with the investment objectives of such investment funds, accounts or other investment vehicles. In particular, the Fund will rely on the Sub-Adviser to manage the Fund’s day-to-day activities and to implement the Fund’s investment strategy. The Sub-Adviser and certain of its affiliates are presently, and plan in the future to continue to be, involved with activities that are unrelated to the Fund. As a result of these activities, the
Sub-Adviser,
their officers and employees and certain of their affiliates will have conflicts of interest in allocating their time between us and other activities in which they are or may become involved. The Adviser,
Sub-Adviser
and their officers and employees will devote only as much of their time to the Fund’s business as the Adviser,
Sub-Adviser
and their officers and employees, in their judgment, determine is reasonably required, which may be substantially less than their full time.
The Fund relies on the
Sub-Adviser
to assist with identifying investment opportunities and making investment recommendations. The
Sub-Adviser
and its affiliates are not restricted from forming additional investment funds, entering into other investment advisory relationships or engaging in other business activities. These activities could be viewed as creating a conflict of interest in that the time and effort of the members of the
Sub-Adviser,
its affiliates and its respective officers and employees will not be devoted exclusively to the Fund’s business, but will be allocated between the Fund and such other business activities of the
Sub-Adviser
and its affiliates in a manner that the
Sub-Adviser
deems necessary and appropriate consistent with its fiduciary duties and the 1940 Act.
The Fund depends on the
Sub-Adviser
to select investments and otherwise conduct the Fund
’
s business, and any material adverse change in its financial condition or the Fund
’
s relationship with the
Sub-Adviser
could have a material adverse effect on the Fund
’
s business and ability to achieve the Fund
’
s investment objectives
.
The Fund’s success is dependent upon the Fund’s relationship with, and the performance of, the
Sub-Adviser
in the acquisition and management of the Fund’s Portfolio Funds, as well as the persons and firms the
Sub-Adviser
retains to provide services on the Fund’s behalf. The
Sub-Adviser
may suffer or become distracted by adverse financial or operational problems in connection with its business and activities unrelated to the Fund and over which the Fund has no control. Should the
Sub-Adviser
fail to allocate sufficient resources to perform its responsibilities to the Fund for any reason, the Fund may be unable to achieve its investment objectives or to pay distributions to its Shareholders.
Competition
. Certain markets in which the Fund or Portfolio Funds may invest are extremely competitive for attractive investment opportunities. Thus, the
Sub-Adviser
or Portfolio Fund Managers might not be able to identify or successfully pursue attractive investment opportunities in such environments and, as a result, there may be reduced expected investment returns. For example, a portion of a Portfolio Fund’s business may be dependent on the new issue market, which will be influenced by the volume of available and suitable new issues as well as the Portfolio Fund Manager’s ability to receive a sufficient allocation of such new issues; there has been significant growth in the number of firms organized to make such investments, which may result in increased competition to the Fund or Portfolio Funds in obtaining suitable investments.
Selection of Brokers
. Portfolio Fund Managers may be subject to conflicts of interest relating to their selection of brokers. Portfolio transactions are typically allocated to brokers on the basis of, among other things, best execution and in consideration of a broker’s ability to effect the transactions, its facilities, reliability and financial responsibility, as well as the provision or payment by the broker of the costs of research and research-related services. In addition, brokers may provide other services that are beneficial to Portfolio Fund Managers, but not necessarily beneficial to Portfolio Funds, including, without limitation, capital introduction, marketing assistance, consulting with respect to technology, operations or equipment, and other services or items. Affiliates of the brokers of a Portfolio Fund may also be investing in a Portfolio Fund. Such services and items may influence a Portfolio Fund Manager’s selection of brokers.
Derivatives Referenced to the Fund and Portfolio Funds
. To the extent permissible under applicable law, including the Volcker Rule, the Adviser’s and
Sub-Adviser’s
affiliates expect to, and possibly others may, provide leveraged exposure to the Fund or any Portfolio Fund through OTC call options, swaps and other derivative products referenced to the performance of the Fund or a Portfolio Fund. To hedge their exposure and manage their hedges, the issuers of the derivatives, including the Adviser’s and
Sub-Adviser’s
affiliates, may purchase, redeem or sell shares and shares or interests in Portfolio Funds. As a result of the leverage provided by and volatility associated with such leveraged structures, relatively small increases or decreases in the value of the Fund or a Portfolio Fund may result in the leverage provider seeking to purchase, redeem or sell a sizeable amount of shares or shares and interests in Portfolio Funds. The resulting increased possibility of requests for sizeable redemptions or withdrawals could generally result in reduced liquidity for other shareholders. Additionall
y, to
meet the potential demand for increased liquidity, a larger percentage of the Fund’s or a Portfolio Fund’s assets may be held in cash or highly liquid investments, which could adversely impact the performance of the Fund or Portfolio Fund.

Other Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Risks
Investing in the Fund involves risks other than those associated with investments made by Portfolio Funds, including those described below:
Substantial Fees and Expenses. A Shareholder in the Fund that meets the eligibility conditions imposed by one or more Portfolio Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in Portfolio Funds. By investing in the Portfolio Funds through the Fund, a Shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund.
Control Positions. Portfolio Funds may acquire beneficial ownership of more than 10% of a certain class of securities of a public company, or may place a director on the board of directors of such a company. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. Under Section 16 of the Exchange Act, the Portfolio Fund may be subject to certain additional reporting requirements and may be required to disgorge certain short-swing profits arising from purchases and sales of such securities. In such circumstances the Portfolio Fund will be prohibited from entering into a short position in such issuer’s securities and, therefore, will be limited in its ability to hedge such investments. In addition, the act of taking a control position, or seeking to take such a position, may itself subject a Portfolio Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Portfolio Funds, the investing Portfolio Funds likely would suffer losses on their investments.
Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.
Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.
Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Portfolio Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.
Possible Exclusion of a Shareholder Based on Certain Detrimental Effects. The Fund may repurchase and/or redeem Shares held by a Shareholder or other person acquiring Shares from or through a Shareholder in accordance with the terms of its Declaration of Trust and the 1940 Act, including Rule 23c-2, if:

•
the Shares have been transferred or have vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy, insolvency or adjudicated incompetence of the Shareholder or with the consent of the Fund;

•
ownership of the Shares by the Shareholder or other person likely will cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

•
continued ownership of the Shares by the Shareholder or other person may be harmful or injurious to the business or reputation of the Fund, the Board of Trustees, the Adviser, the
Sub-Adviser
or any of their affiliates, or may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

•	any of the representations and warranties made by the Shareholder or other person in connection with the acquisition of the Shares was not true when made or has ceased to be true;

•
the Shareholder is subject to special regulatory or compliance requirements, such as those imposed by the U.S. Bank Holding Company Act of 1956, as amended, certain Federal Communications Commission regulations, or ERISA (collectively, “Special Laws or Regulations”), and the Fund determines that the Shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold the Shares; or

•	the Fund or the Board of Trustees determine that the repurchase of Shares would be in the best interest of the Fund.
The effect of these provisions may be to deprive an investor in the Fund of an opportunity for a return even though other investors in the Fund might enjoy such a return.
Limitations on Transfer; Shares Not Listed; No Market for Class
 A Shares or Class
 I Shares
.
The transferability of Shares is subject to certain restrictions contained in the Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Class A Shares or Class I Shares, and the Fund contemplates that one will not develop. Therefore, the Shares are not, and are not expected to be, readily marketable. Although the Adviser and the Fund expect to recommend to the Board of Trustees that the Fund offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so. Consequently, Class A Shares and Class I Shares should only be acquired by investors able to commit their funds for an indefinite period of time.
Closed-End
Fund; Liquidity Risks
. The Fund is a
non-diversified
closed-end
management investment company designed primarily for long-term investors and is not intended to be a trading investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop in the foreseeable future. An investor should not invest in the Fund if the investor needs a liquid investment.
Closed-end
funds differ from
open-end
management investment companies (commonly known as mutual funds) in that investors in a closed-end
fund do not have the right to redeem their shares on a daily basis at a price based on net asset value.
Repurchase Risks
.
The Fund has no obligation to repurchase Shares at any time, and any repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion. With respect to any future repurchase offer, Shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). Tenders will be revocable upon written notice to the Fund until the date specified in the terms of the repurchase offer (the “Expiration Date”). Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased until the Fund’s net asset value as of the Valuation Date is able to be determined, which determination is expected to be able to be made only late in the month following that of the Valuation Date. It is possible that during the time period between the Notice Date and the Valuation Date, general economic and market conditions, or specific events affecting one or more underlying Portfolio Funds, could cause a decline in the value of the Shares.
Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly.
In addition, the Fund’s

investments in Portfolio Funds may be subject to lengthy
lock-up
periods where the Fund will not be able to dispose of such investments except through secondary transactions with third parties, which may occur at a significant discount to net asset value and which may not be available at any given time. There is no assurance that third parties will engage in such secondary transactions, and the Fund may require and be unable to obtain the Portfolio Fund’s consent to effect such transactions. The Fund may need to suspend or postpone repurchase offers if it is not able to dispose of its interests in Portfolio Funds in a timely manner. See “
Repurchases and Transfer
s
of Shares
.”
Distributions
In-Kind
.
The Fund generally expects to distribute to the holder of Shares that are repurchased a promissory note entitling such holder to the payment of cash in satisfaction of such repurchase. However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate its interests in Portfolio Funds at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from a Portfolio Fund that are illiquid or difficult to value. In such circumstances, the
Sub-Adviser
would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind
to the Fund’s Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.
Substantial Repurchase Requests
. Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases, leading to a market position more appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.
To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Portfolio Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Portfolio Funds, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of Shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Portfolio Funds may not reflect the
Sub-Adviser’s
ideal judgments as to the desired portfolio composition of the Fund’s Portfolio Funds, in that the Fund’s performance may be tied to the performance of fewer Portfolio Funds and/or may not reflect the
Sub-Adviser’s
judgment as to the Fund’s optimal exposure to particular asset classes or investment mandates. These consequences may be particularly pronounced if the Fund received requests to repurchase substantial amounts of Shares and may have a material adverse effect on the Fund’s ability to achieve its investment objective and on the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.
Special Tax Risks
.
Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income
and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Portfolio Funds in which the Fund is invested. There is no assurance that the Fund will be able to obtain necessary information from the Portfolio Funds or to independently verify information received from the Portfolio Funds for purposes of satisfying the applicable requirements under Subchapter M of the Code.
Some of the income that the Fund may earn directly or through a Portfolio Fund, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more subsidiary entities treated as U.S. corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to Shareholders. The Fund’s subsidiaries may include entities that engage in investment activities in securities or other assets that are primarily controlled by the Fund.
If before the end of any quarter of its taxable year the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (
e.g.
, the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in a Portfolio Fund only at certain times specified by the governing documents of such Portfolio Fund. While the Code ordinarily affords the Fund a
30-day
period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified
assets, the constraints on the Fund’s ability to effect a redemption from a Portfolio Fund referred to above may limit utilization of this cure period.
If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Shareholders, and the Fund generally would not be required to make any distributions unless certain other restrictions were to apply to require distributions. In addition, all distributions (including distributions of net capital gain) to Shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.
Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities
. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to Shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to Shareholders. The Fund will inform Shareholders of the amount and character of its distributions to Shareholders. See “
Tax Aspects
” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year
period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount on which the Fund incurred an entity-level U.S. federal income tax.
In addition, the Fund may invest in Portfolio Funds located outside of the U.S. or in other
non-U.S.
portfolio companies or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Portfolio Funds or other entities may be subject to
non-U.S.
withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Portfolio Funds or such other entities and thus on the Shareholders’ investment in the Fund. See “
Tax Aspects
.”
Change in Tax Laws
.
Each prospective investor should be aware that tax laws and regulations are changing on an ongoing basis, and such laws and/or regulations may be changed with retroactive effect. Moreover, the interpretation and/or application of tax laws and regulations by certain tax authorities may not be clear, consistent or transparent. Uncertainty in the tax law may require the Fund and/or a Portfolio Fund to accrue potential tax liabilities even in situations in which the Fund does not expect to be ultimately subject to such tax liabilities.
The impact of new legislation on Shareholders, the Fund, the Portfolio Funds and the entities through which the Portfolio Funds invest is uncertain. Prospective investors are urged to consult their tax advisors regarding the effects of new legislation on an investment in the Fund.

Regulatory Change
.
Legal and regulatory changes could occur which may materially adversely affect the Fund. In addition, legislation or regulation may change the way in which the Fund is regulated. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective.
General Limitations on CFTC-Regulated Instruments
.
The Fund may transact in instruments that are “commodity interests” under the Commodity Exchange Act, as amended (the “CEA”), including futures, options on futures and certain swaps. The Adviser has claimed, with respect to the Fund, the exclusion from the definition of “commodity pool operator” under CFTC Regulation 4.5 and, as a result, is not subject to registration or regulation as a commodity pool operator under the CEA with respect to the Fund. To qualify for the CFTC Regulation 4.5 exclusion, the Fund may engage in unlimited “bona fide hedging” (as defined by the CFTC). For non-hedging
commodity interests, either (i) the aggregate initial margin and premiums required to establish such positions may not exceed 5% of the Fund’s net asset value, or (ii) the aggregate net notional value of such positions may not exceed 100% of the Fund’s net asset value, in each case determined at the time the most recent position is established and after taking into account unrealized profits and losses on such positions. Eligibility also depends on how the Fund is marketed; specifically, it may not be marketed as a vehicle for trading in commodity interests. If the Fund’s use of commodity interests were to exceed applicable thresholds or its marketing were to change, the Adviser may be required to register as a commodity pool operator with respect to the Fund and the Fund’s expenses and practices could change. See “—
Regulation of the
Over-the-Counter
Derivatives Market
” for more information.
Trade negotiations and related government actions may create regulatory uncertainty for the portfolio companies of the Portfolio Funds and the Fund’s investment strategies and adversely affect the profitability of the portfolio companies
.
In recent years, the U.S. government has taken substantial actions with respect to international trade policy, including seeking to renegotiate certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries. The U.S. government has also imposed, and may in the future impose further, tariffs on certain foreign goods, such as steel and aluminum, from various countries, including China, Canada and Mexico. Some foreign governments, including China, Canada and Mexico, have threatened or instituted retaliatory tariffs on certain U.S. goods. In February 2026, the U.S.
Supreme Court ruled that many of the tariffs recently imposed by the U.S. government exceeded its authority, thereby invalidating many, but not all, of such tariffs. Subsequent to the U.S. Supreme Court’s ruling, the U.S. presidential administration raised potential alternative means through which the administration could impose tariffs and subsequently imposed a global tariff under a different law. The outlook on further trade policy actions, including trade agreements and potential retaliatory tariffs, is unclear. Increased tariffs on goods imported from China, Canada, Mexico and other countries could further increase costs, decrease margins and reduce the competitiveness of products and services offered by the portfolio companies of the Portfolio Funds. Such uncertainty and/or tariffs or counter-measures could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on imported goods.
There is uncertainty as to further actions that may be taken under the current U.S. presidential administration with respect to U.S. trade policy in response to the U.S. Supreme Court’s ruling. Further governmental actions related to the imposition of tariffs or other trade barriers, or changes to international trade agreements or policies, could create further regulatory uncertainty for portfolio companies and adversely affect their businesses and financial conditions, particularly to the extent the revenues and profitability of their businesses rely on goods imported from outside of the United States.
Market Disruptions; Governmental Intervention; Dodd-Frank
. The global financial markets have in the past gone through pervasive and fundamental disruptions that led to extensive and unprecedented governmental interventions. The Fund may incur major losses in the event of disrupted markets and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. The financing available to the Fund and Portfolio Funds from their banks, dealers and other counterparties is typically reduced in disrupted markets. Such a reduction may result in substantial losses to the Fund. Market disruptions may from time to time cause dramatic losses for the Fund, and such events can result in otherwise historically low-risk
strategies performing with unprecedented volatility and risk.
In response to the 2008-2009 financial crises, Dodd-Frank and regulations thereunder regulate markets, market participants and financial instruments that previously had been unregulated and substantially alter the regulation of many other markets, market participants and financial instruments. It is difficult to predict the full impact of Dodd-Frank on the Fund, the Adviser,
Sub-Adviser,
the Portfolio Fund Managers and the markets in which they trade and invest. Dodd-Frank could, ultimately, result in certain investment strategies in which the Fund engages or may have otherwise engaged becoming non-viable
or
non-economic
to implement. Dodd-Frank and regulations adopted pursuant to Dodd-Frank could have a material adverse impact on the profit potential of the Fund.
Regulation in the U.S. or
non-U.S.
jurisdictions may also require a substantial portion of derivative transactions which currently may be engaged in by a Portfolio Fund in the OTC markets to be executed through a regulated securities, futures, or swap exchange or execution facility, and certain swap transactions are currently subject to such requirements. Those requirements may make it more difficult and costly for investment funds, including the Portfolio Funds, to enter into highly tailored or customized transactions. Those requirements may also render certain strategies in which the Portfolio Funds might otherwise engage impossible, or so costly that they will no longer be economical, to implement. (See also “—Regulation of the
Over-the-Counter
Derivatives Market.”)
Regulation of the
Over-the-Counter
Derivatives Market
.
Title VII of Dodd-Frank amended the CEA to provide for federal regulation of OTC derivatives market and entities, such as the Fund, that may participate in those markets. Most of such regulations are already in effect but regulators continue to review and refine their initial rulemakings through additional interpretive guidance, staff no-action
relief and supplemental rulemakings. As a result, any new regulations, or modifications to or interpretations of existing regulations, could significantly increase the cost of derivatives transactions, materially alter the terms of derivative contracts, reduce the availability of derivatives to protect against risks encountered, reduce ability to close out or restructure existing derivative contracts, and increase exposure to less creditworthy counterparties. If the Fund is limited in its use of derivatives in the future as a result of amendments to regulations promulgated under Title VII of Dodd-Frank, its results of operations may become more volatile and its cash flows may be less predictable, which could adversely affect the ability to plan for and fund capital expenditures.
Dodd-Frank and the rules of the SEC, CFTC and federal banking regulators thereunder may require the Fund to comply with variation margin (and, depending on such entities’ and their affiliates’ aggregate volume of derivatives trading activity, potentially initial margin) requirements for its uncleared OTC derivatives contracts with CFTC-registered swap dealers and
SEC-registered
security-based swap dealers, which in turn may result in increased costs and could adversely affect the ability of the Fund to use derivatives to hedge its risks.
Moreover, Title VII of Dodd-Frank requires that certain instruments be centrally cleared and executed on a regulated exchange or other approved trading platform, which may also result in increased costs in the form of intermediary fees and additional margin requirements imposed by derivatives clearing organizations and their respective clearing members. The CFTC has designated certain interest rate swaps and credit default swaps for mandatory clearing and mandatory trading on CFTC-registered designated contract markets or swap execution facilities and may (but has not yet proposed to) designate additional classes of swaps for mandatory clearing and exchange trading in the future. The mandatory clearing rules and related increased costs may affect the Fund’s and the Portfolio Funds’ hedging strategy and inability to use such derivatives instruments and there can be no assurance that such activities will not be subject to additional or more stringent regulations.

Concerns Regarding the Downgrade of the U.S. Credit Rating
. On August 5, 2011, Standard & Poor’s lowered its long-term sovereign credit rating on the U.S. from AAA to AA+. On August 1, 2023, Fitch Ratings also downgraded its U.S. long-term sovereign credit rating from AAA to AA+. On May 16, 2025, Moody’s Ratings downgraded the U.S. long-term issuer and senior unsecured ratings to Aa1 from Aaa and changed its outlook to stable from negative. It is possible that future downgrades could occur, and such future downgrades could have material adverse impacts on financial markets and economic conditions in the United States and throughout the world and, in turn, the market’s anticipation of these impacts could have a material adverse effect on the Fund’s financial condition and liquidity.
Sanctions Regimes
. Various countries, acting alone or in concert (as well as the United Nations), have, over the years, imposed a variety of sanctions regimes on individual foreign companies or nations. Potential risks arising out of sanctions regimes include supply chain disruptions; contractual disputes and litigation; asset freezes; capital restrictions; travel restrictions; business continuity interference; and heightened cyber-crime and cyber-interference, the realization of any of which could have an adverse impact on any number of investments held by a Portfolio Fund and thus on the Fund. In addition, trade restrictions, sanctions and countersanctions may also have a significant impact on the way financial institutions operate, which may not only directly affect their operations, but also the operations of other companies that rely on financial institutions for material services, potentially resulting in losses in Portfolio Funds and thus for the Fund.
Cyber Security Risk
.
The Fund, the Adviser and the
Sub-Adviser,
like all companies, are susceptible to operational, information security and related risks through breaches in cyber security. In general, cyber security failures or breaches of the Fund, the Adviser, the
Sub-Adviser
or the Portfolio Funds or their respective Portfolio Fund Managers, service providers or the issuers of securities in which the Portfolio Funds invest may result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber security breaches may involve unauthorized access to the Fund’s, the Adviser’s or the
Sub-Adviser’s
digital information systems (
e.g.
, through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service
attacks (
i.e.
, efforts to make network services unavailable to intended users). Cyber security failures or breaches affecting the Adviser, the
Sub-Adviser,
the Portfolio Fund Managers and other service providers (including, but not limited to, the Fund’s accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber security breaches in the future.
While the Fund, the Adviser and the
Sub-Adviser
have established business continuity plans in the event of, and risk management systems to prevent, such cyber security breaches, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund does not directly control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its Shareholders. The Fund and its Shareholders could be negatively impacted as a result.
The Fund, Adviser,
Sub-Adviser
and Portfolio Funds may experience risk related to the use of artificial intelligence
.
Technological developments in artificial intelligence, including machine learning technology and generative artificial intelligence (“AI Technology” and, collectively, “AI Technologies”) and their current and potential future applications, as well as the legal and regulatory frameworks within which they operate, are rapidly evolving. The full extent of current or future risks related thereto is not possible to predict and we and the portfolio companies may not be able to anticipate, prevent, mitigate or remediate all of the potential risks, challenges or impacts of such changes. Any of these technological innovations could result in harm to the Fund, the Adviser,
Sub-Adviser
or the Portfolio Funds; reduce demand for their products, services, software or technology offerings; significantly disrupt the markets in which they operate; and subject them to increased competition, including industry pricing or other competitive dynamics. These effects could materially and adversely affect their business, financial condition, results of operations and growth prospects, impact their valuations and ultimately have an adverse impact. Advancements in computing and AI Technologies, including efficiency improvements, without related increases in the adoption and development of such technologies, could also negatively impact demand for, and the valuation of, digital infrastructure assets of the Fund, the Adviser,
Sub-Adviser
and the Portfolio Funds.
The Fund, the Adviser, and
Sub-Adviser
avail themselves of the benefits, insights and efficiencies that are available through the use of AI Technologies. While the Fund, the Adviser, and
Sub-Adviser
have begun to deploy AI Technologies in a variety of ways, including in the evaluation and management of investments, legal and marketing compliance, customer engagement, content creation and rules-based operations (
e.g.,
legal, accounting, and transaction processing), the long-term effectiveness and scalability of AI Technologies remain uncertain. In addition, the use of AI Technologies presents a number of risks that cannot be fully mitigated. For example, AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, but it is not possible or practicable to incorporate all relevant data into models that AI Technologies utilize to operate. Moreover, with the use of AI Technologies, there often exists a lack of transparency of how inputs are converted to outputs, and neither the Fund, the Adviser,
Sub-Adviser
nor the Portfolio Funds can fully validate this process and its accuracy. The accuracy of such inputs and the resulting impact on the results of AI Technologies cannot be verified and could result in a diminished quality of work product that includes or is derived from inaccurate or erroneous information. Further, inherent bias in the construction of AI Technologies can lead to a wide array of risks including, but not limited to, accuracy, efficacy and reputational harm. Therefore, it is expected that data in such models will contain a degree of inaccuracy and error, and potentially materially so, and that such data as well as algorithms in use could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of AI Technologies and could adversely impact the Fund, the Adviser,
Sub-Adviser
or the Portfolio Funds to the extent we/they rely on the work product of such AI Technologies. The volume and reliance on data and algorithms also make AI Technologies, and in turn the Fund, the Adviser,
Sub-Adviser
and the Portfolio Funds, more susceptible to cybersecurity threats, including the compromise of underlying models, training data, or other intellectual property. The Fund, the Adviser,
Sub-Adviser
and the Portfolio Funds could be exposed to risks to the extent third-party service providers, or any counterparties use AI Technologies in their business activities. At the same time, any interruption of access to or use of AI Technologies could impede the ability of the Fund, the Adviser,
Sub-Adviser
or the Portfolio Funds to generate information and analysis that could be beneficial to them and their business, financial condition and results of operations. AI Technologies will likely also be competitive with certain business activities or increase the obsolescence of certain organizations’ products or services, particularly as AI Technologies improve. This could also have an adverse impact on the Fund, the Adviser,
Sub-Adviser
or the Portfolio Funds.
AI Technologies can also be misused or misappropriated by third parties and/or employees of the Fund, the Adviser,
Sub-Adviser
or the Portfolio Funds. For example, there is a risk that a user will input confidential information, including material non-public
information, or personal identifiable information, into AI Technologies applications, resulting in such information becoming part of a dataset that is accessible by other third-party AI Technologies applications and users including competitors of the Fund, the Adviser,
Sub-Adviser
or the Portfolio Funds. Moreover, the Fund, the Adviser,
Sub-Adviser
and the Portfolio Funds will not necessarily be in a position to control the manner in which third-party AI Technologies are developed or maintained or the manner in which third parties use AI Technologies to provide services, even where they have sought contractual protections. The use of AI Technologies, including potential inadvertent disclosure of confidential information or personal identifiable information, could also lead to legal and regulatory investigations and enforcement actions. Relatedly, the Fund, the Adviser,
Sub-Adviser
and the Portfolio Funds could be exposed to risks to the extent third-party service providers or any counterparties use AI Technologies in their business activities.
Regulations related to AI Technologies could also impose certain obligations and costs related to monitoring and compliance. Regulators are increasing scrutiny of, and enacting or considering enacting regulations regarding, the use of AI Technologies, including the use of “big data,” diligence of data sets and oversight of data vendors. The use of AI Technologies by the Fund, the Adviser,
Sub-Adviser
or the Portfolio Funds may require compliance with legal and regulatory frameworks that are not fully developed or tested, and the Fund, the Adviser,
Sub-Adviser
or the Portfolio Funds may face litigation and regulatory actions related to the use or the engagement of vendors that use AI Technologies. In April 2023, the Federal Trade Commission, U.S. Department of Justice, Consumer Financial Protection Bureau, and U.S. Equal Employment Opportunity Commission released a joint statement on artificial intelligence demonstrating interest in monitoring the development and use of automated systems and enforcement of their respective laws and regulations. In October 2023, an executive order established new standards for AI safety and security. In addition to the U.S. regulatory framework, the E.U. adopted the Artificial Intelligence Act in 2024, which applies to certain AI Technologies and the data used to train, test and deploy them, which may create additional compliance burdens, higher administrative costs and significant penalties should the Fund, the Adviser,
Sub-Adviser
and the Portfolio Funds fail to comply or be perceived to fail to comply.
AI Technologies and their current and potential future applications including in the private investment and financial sectors, as well as the legal and regulatory frameworks within which they operate, continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	60 East 42nd Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10165
Contact Personnel Name	Nicholas Veronis
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%
Management Fees [Percent]	0.50%	[2]
Interest Expenses on Borrowings [Percent]	0.00%	[2],[3]
Distribution/Servicing Fees [Percent]	0.75%	[2]
Acquired Fund Fees and Expenses [Percent]	2.10%	[2],[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.29%	[2],[5]
Total Annual Expenses [Percent]	4.64%	[2]
Waivers and Reimbursements of Fees [Percent]	(0.79%)	[2],[6]
Net Expense over Assets [Percent]	3.85%	[2]
Expense Example, Year 01	$ 40
Expense Example, Years 1 to 3	128
Expense Example, Years 1 to 5	216
Expense Example, Years 1 to 10	$ 443
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%
Management Fees [Percent]	0.50%	[2]
Interest Expenses on Borrowings [Percent]	0.00%	[2],[3]
Distribution/Servicing Fees [Percent]	0.00%	[2]
Acquired Fund Fees and Expenses [Percent]	2.10%	[2],[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.29%	[2],[5]
Total Annual Expenses [Percent]	3.89%	[2]
Waivers and Reimbursements of Fees [Percent]	(0.79%)	[2],[6]
Net Expense over Assets [Percent]	3.10%	[2]
Expense Example, Year 01	$ 33
Expense Example, Years 1 to 3	105
Expense Example, Years 1 to 5	179
Expense Example, Years 1 to 10	$ 375
Class A Shares Of Beneficial Interest [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A Shares of Beneficial Interest
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0
Class I Shares Of Beneficial Interest [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares of Beneficial Interest
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to common shares

[1]	No upfront sales load will be paid with respect to Class A Shares or Class I Shares. However, if you buy Class A Shares, the Selling Agent may directly charge you transaction or other fees, including upfront placement fees, in such amount as it may determine, provided that the Selling Agent limits such charges to 1.50% of the net asset value for each Class A Share. The Selling Agent will not charge such fees on Class I Shares. Please consult the Selling Agent for additional information.
[2]	Assumes the Fund raises $150 million in proceeds in the first 12 months resulting in estimated average net assets of approximately $100 million.
[3]	These expenses represent estimated interest payments the Fund expects to incur in connection with its expected credit facility during the next 12 months of operations. See “Investment Program—Leverage.”
[4]	Refers to the estimated fees and expenses to be incurred by the Fund on behalf of its investments in any Portfolio Fund that is an investment company under Section 3(a) of the 1940 Act, or would be an investment company under that section but for the exception provided by Section 3(c)(1) or 3(c)(7) of the 1940 Act, but excludes any carried interest or similar profit-based allocations that are paid solely on the realization and/or distribution of gains (or on the sum of such gains and unrealized appreciation of assets distributed in kind), as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. Acquired Fund Fees and Expenses can be broken down into three categories: management fees, incentive fees and operating expenses. The Portfolio Funds in which the Fund invests generally charge annual management fees ranging from 0.00% to 2.85% and incentive fees ranging from 0% to 30% of profits per annum. Operating expenses charged by the Portfolio Funds include, but are not limited to: administrative fees, professional fees (i.e., audit and legal fees), dividend expense, stock borrowing costs and other pass-through expenses associated with the trading strategies of the Portfolio Funds. Future Portfolio Funds may have fees and expenses which could be substantially different and could vary over time.
[5]	Other Expenses are estimated for the Fund’s current fiscal year and include the expenses associated with the DRIP and other expenses relating to the operation of the Fund, including offering expenses, professional fees, administrative fees, and other general and administrative costs.
[6]	The Adviser has contractually entered into the Expense Reimbursement Agreement with the Fund for the Expense Limitation Period, under which the Adviser has agreed to limit the Fund’s Other Expenses to 0.50% per annum of the net assets of the Fund as of the close of business on the last business day of the applicable month, without taking into account any repurchase of shares to be effected as of the end of such month (i.e., the Expense Limitation Amount). For this purpose, Other Expenses do not include the Management Fee or the Distribution and Servicing Fee payable pursuant to the Fund’s distribution and service plan. Administrative Support Payments received by the Administrative Agent will first be applied to offset Other Expenses for the relevant month (but not below $0), then to offset the Management Fee payable for such month (but not below $0), and any Administrative Support Payments remaining after both such Other Expenses and the Management Fee for such month have been fully offset will be carried forward and applied in subsequent months in the same order. To the extent that Other Expenses with respect to any month, after giving effect to Administrative Support Payments applied to offset Other Expenses, exceed the Expense Limitation Amount, the Adviser will pay, absorb or reimburse such excess. The Expense Reimbursement shown in the table above reflects only the Adviser’s contractual obligation and does not reflect any estimated Administrative Support Payments; to the extent that Administrative Support Payments applied to offset Other Expenses reduce Other Expenses below the Expense Limitation Amount, the Other Expenses actually borne by the Fund may be lower than shown, and to the extent that any remaining Administrative Support Payments are applied to offset the Management Fee, the Management Fee actually borne by the Fund may also be lower than shown. The Adviser will recoup amounts that it has paid, absorbed or reimbursed pursuant to the Expense Reimbursement Agreement for a period of three years from the date on which such amounts were paid, absorbed or reimbursed, provided that such recoupment does not cause the Fund’s Other Expenses (after giving effect to any Administrative Support Payments applied to offset Other Expenses) to exceed the Expense Limitation Amount in effect at the time such amounts were paid, absorbed or reimbursed. The Expense Reimbursement Agreement terminates automatically at the end of the Expense Limitation Period, and there can be no assurance that it will be renewed (and if so, whether it will be renewed on the same terms).